UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23669

Nuveen Multi-Asset Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen
June 30, 2026
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Multi-Asset Income Fund
NMAI
Nuveen Real Asset Income and Growth Fund
JRI
Nuveen Real Estate Income Fund
JRS

IMPORTANT DISTRIBUTION NOTICE
for Shareholders of the Nuveen Real Estate Income Fund (JRS)
Semi-Annual Shareholder Report for the period ending June 30, 2026
The Nuveen Real Estate Income Fund (JRS) seek to offer attractive cash flow to its shareholders, by converting the expected long-term total return potential of the Fund’s investments in REITs into regular quarterly distributions. Following is a discussion of the Managed Distribution
Policy the Fund uses to achieve this.
The Fund pays quarterly common share distributions that seek to convert the Fund’s expected long-term total return potential into regular cash flow. As a result, the Fund’s regular common share distributions (presently $0.1700 per share) may be derived from a variety of sources, including:
distributions from portfolio companies (REITs),
realized capital gains or,
Possibly, returns of capital representing in certain cases unrealized capital appreciation.
Such distributions are sometimes referred to as “managed distributions.” The Fund seeks to establish a distribution rate that roughly corresponds to the Adviser’s projections of the total return that could reasonably be expected to be generated by the Fund over an extended period of time. The Adviser may consider many factors when making such projections, including, but not limited to, long-
term historical returns for the asset classes in which the Fund invests. As portfolio and market conditions change, the distribution amount and distribution rate on the Common Shares under the Fund’s Managed Distribution Policy could change.
When it pays a distribution, the Fund provides holders of its Common Shares a notice of the estimated sources of the Fund’s distributions (i.e., what percentage of the distributions is estimated to constitute ordinary income, short-term capital gains, long-
term capital gains, and/or a non-taxable return of capital) on a year-to-date basis. It does this by posting the notice on its website
(www.nuveen.com/cef), and by sending it in written form.
You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Managed Distribution Policy. The Fund’s actual financial performance will likely vary from month-to-month and from year-to-year, and there may be extended periods when the distribution rate will exceed the Fund’s actual total returns. The
Managed Distribution Policy provides that the Board may amend or terminate the Policy at any time without prior notice to Fund shareholders. There are presently no reasonably foreseeable circumstances that might cause the Fund to terminate its Managed
Distribution Policy.

Table
of Contents

Important Notices 4
Common Share Information 5
About the Funds’ Benchmarks 7
Fund Performance, Leverage and Holdings Summaries 8
Portfolios of Investments 16
Statement of Assets and Liabilities 61
Statement of Operations 62
Statement of Changes in Net Assets 63
Statement of Cash Flows 65
Financial Highlights 68
Notes to Financial Statements 73
Shareholder Meeting Report 86
Additional Fund Information 87
Glossary of Terms Used in this Report 88
Statement Regarding Basis for Approval of Investment Advisory Contract 89

Important Notices
Portfolio manager commentaries
: The Funds include portfolio manager commentary in their annual shareholder reports. For your
Fund’s most recent annual portfolio manager discussion, please refer to the Discussion of Fund Performance section of the Fund’s annual shareholder report.
Fund changes:
For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to
Financial Statements section of this report.
Fund principal investment policies and principal risks
: Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance
: For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.
nuveen.com . For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Leverage and Holdings Summaries section within this report.
NMAI - Portfolio manager updates
: Effective January 7, 2026, Mark Zheng, CFA, James Kim and John Tribolet were added as portfolio managers of the Fund and Nathan Shetty and Anurag Dugar were removed as portfolio managers of the Fund.
JRI – Rights Offering
:
On January 15, 2026, the Board approved the terms of the issuance of transferable rights (“Rights”) to the holders of the Fund’s common shares (par value $0.01 per share) (“Common Shares”) as of February 6, 2026 (the “Record Date”).
Holders of Common Shares on the Record Date received one Right for each outstanding Common Share owned on the Record
Date. The Rights entitled the holders to purchase one new Common Share for every four Rights held (1-for-4).
Holders of Rights were entitled to subscribe for additional Common Shares (the “Offer”) at a discount to the market price of the
Common Shares, prior to 5:00 p.m. Eastern time, on March 9, 2026 (the “Expiration Date”). The subscription price per Common
Share (the “Subscription Price”) was $12.40 per Common Share, which was equal to 90% of the Fund’s net asset value per Common
Share at the close of trading on the NYSE on the Expiration Date. The gross proceeds of the Offer were approximately $108.5 million.
The offer was over-subscribed, and the over-subscription requests exceeded the primary over-subscription and secondary over-
subscription shares available. The available over-subscription shares were allocated pro-rata among those fully exercising Record
Date shareholders who over-subscribed based on the number of Rights originally issued to them by the Fund. The Fund returned to those investors that submitted over-subscription requests the full amount of their excess payments.
The Common Shares subscribed for were issued on March 16, 2026, after receipt of all shareholder payments and completion of the pro-rata allocation of Common Shares with respect to the primary over-subscription privilege and the secondary over-subscription.
The final Subscription Price was lower than the original estimated Subscription Price.
More details about the Fund’s rights offering are available available on www.nuveen.com/cef .

Common Share Information

NMAI and JRI DISTRIBUTION INFORMATION
The following information regarding the distributions for NMAI and JRI are as of June 30, 2026, and likely will vary over time based on the Fund’s investment activities and portfolio investment value changes.
Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, Each Fund may distribute more or less than its net investment income during the period. In the event a
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. The practice of maintaining a stable distribution level had no material effect on the Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its
NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial
Statements herein.
Actual amounts and sources for tax reporting purposes will be determined as of each Fund’s fiscal year-end and reported to shareholders on Form 1099-DIV.
Because distribution source estimates are updated throughout the current fiscal year based on a Fund’s performance, these estimates may differ from both the tax information reported to you in the Fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment.
The figures in the table below provide an estimate of the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. A return of capital may occur, for example, when some or all of the money that you invested in the
Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” The Funds attribute these estimates equally to each regular distribution throughout the year. Consequently, the estimated information shown below is for the current distribution, and also represents an updated estimate for all prior months in the fiscal year. These estimates should not be used for tax reporting purposes. The final determination for all distributions paid in 2026 will be made in early 2027 and reported to you on Form 1099-DIV. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/en-us/closed-end-funds .
JRS DISTRIBUTION INFORMATION
The following 19(a) Notice presents JRS’s most current distribution information as of May 29, 2026 as required by certain exempted regulatory relief the Fund has received.
Because the ultimate tax character of your distributions depends on the Fund’s performance for its entire fiscal year (which is the calendar year for the Fund) as well as certain fiscal year-end (FYE) tax adjustments, estimated distribution source information you receive with each distribution may differ from the tax information reported to you on your Fund’s IRS Form 1099 statement.
JRS makes regular cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the
Board of Trustees, the Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of the
Fund’s investment strategy through regular distributions (a “Managed Distribution Program”). The practice of maintaining a stable
Data as of June 30, 2026
Per Share Sources of Distribution Percentage of Distributions
Per Share
Distribution
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
NMAI (FYE 12/31)
Current
Distribution $0.1160 $0.0290 $0.0599 $0.0271 $0.0000 25.00% 51.60% 23.40% 0.00%
Fiscal YTD $0.6960 $0.1742 $0.3593 $0.1626 $0.0000 25.00% 51.60% 23.40% 0.00%
JRI (FYE 12/31)
Current
Distribution $0.1335 $0.0566 $0.0000 $0.0000 $0.0769 42.40% 0.00% 0.00% 57.60%
Fiscal YTD $0.8010 $0.3394 $0.0000 $0.0000 $0.4616 42.40% 0.00% 0.00% 57.60%

Common Share Information
(continued)

distribution level had no material effect on the Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial Statements herein.
DISTRIBUTION INFORMATION - AS OF May 29, 2026
This notice provides shareholders with information regarding fund distributions, as required by current securities laws. You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the
Fund’s Managed Distribution Policy.
The following table provides estimates of the Fund’s distribution sources, reflecting year-to-date cumulative experience through the month-end prior to the latest distribution. The Fund attributes these estimates equally to each regular distribution throughout the year. Consequently, the estimated information as of the specified month-end shown below is for the current distribution, and also represents an updated estimate for all prior months in the year. It is estimated that the Fund has distributed more than its income and net realized capital gains; therefore, a portion of the distributions may be (and is shown below as being estimated to
be) a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
The amounts and sources of distributions reported in this notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a
Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/cef.
The following table provides information regarding the JRS’s distributions and total return performance over various time periods.
This information is intended to help you better understand whether returns for the specified time periods were sufficient to meet its distributions.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees authorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares. Refer to the Notes to Financial Statements for further details on share repurchases and each Fund’s transactions.
Data as of May 29, 2026
Per Share Estimated Sources of Distribution
1
Estimated Percentage of Distributions
1
JRS (FYE 12/31)
Per Share
Distribution
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
Current Quarter $0.1900 $0.0257 $0.0866 $0.0303 $0.0474 13.50% 45.60% 15.90% 25.00%
Fiscal YTD $0.3600 $0.0487 $0.1641 $0.0574 $0.0899 13.50% 45.60% 15.90% 25.00%
1
Net investment income (NII) is a projection through the end of the current calendar quarter using actual data through the stated month-end date above. Capital gain amounts are as of the stated date above. JRS owns REIT securities which attribute their distributions to various sources including NII, gains, and return of capital. The estimated per share sources above include an allocation of the NII based on prior year attributions which can be expected to differ from the actual final attributions for the current year.
Data as of May 29, 2026
Annualized Cumulative
5-Year Fiscal YTD Fiscal YTD Fiscal YTD
JRS (FYE 12/31)
Inception Date
Quarterly
Distribution
Fiscal YTD
Distribution
Net Asset
Value (NAV)
Return
on NAV
Dist Rate on
NAV
1
Return
on NAV
Dist Rate on
NAV
1
Nov 2001 $0.1900 $0.3600 $9.10 3.31% 7.91% 13.12% 3.96%
1
As a percentage of 5/29/26 NAV.

About the Funds’ Benchmarks

Bloomberg Global Capital Securities Index:
An index designed to measure the performance of fixed-rate, investment grade capital securities denominated in USD, EUR and GBP. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-rate,
U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-
backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Corporate High Yield Bond Index:
An index designed to measure the performance of the USD-
denominated, fixed rate corporate high yield bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
FTSE EPRA Nareit (Financial Times Stock Exchange – European Public Real Estate Association/National
Association of Real Estate Investment Trusts) Developed Index (Net):
An index designed to measure the performance
of listed real estate companies and REITs worldwide. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
FTSE Nareit (Financial Times Stock Exchange National Association of Real Estate Investment Trusts) Preferred
Stock Index:
An index designed to measure the performance of U.S. publicly traded REITs preferred stocks. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
FT Wilshire U.S. REIT Index:
An index designed to measure the performance of the mainstream US REIT investment universe.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index:
An index designed to measure the
performance of the energy and utilities subgroups of the ICE BofA U.S. All Capital Securities Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI ACWI Index (Net):
An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P 500® Index:
An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Global Infrastructure Index (Net):
An index designed to measure the performance of listed infrastructure companies from around the world. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: utilities, transportation, and energy. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Wells Fargo Hybrid & Preferred Securities REIT Index (discontinued on April 1, 2021):
An index designed to measure
the performance of preferred securities issued in the U.S. market by REITs (index was discontinued on April 1, 2021). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Wilshire U.S. Real Estate Securities Index (WILRESI) (discontinued on January 1, 2025):
An index designed to measure
the performance of U.S. publicly-traded real estate securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings
Summaries
The Fund Performance, Leverage and Holdings Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data for each Fund shown below represents past performance and does not predict or guarantee future results.
Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Impact of Leverage
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’
use of leverage through bank borrowings and reverse repurchase agreements. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-
term periods.
Leverage Ratios
Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a
Fund’s portfolio that increase the Fund’s investment exposure. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes NMAI uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group,
Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

For financial reporting purposes JRI and JRS use the highest rating given by one of the following national rating agencies: Standard
& Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Multi-Asset Income Fund
Fund Performance, Leverage and Holdings Summaries June 30, 2026
NMAI
Performance*
*For purposes of Fund performance, relative results are measured against the NMAI Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 50% MSCI ACWI Index (Net), 2) 35% Bloomberg U.S. Corporate High Yield Bond Index, and 3) 15% Bloomberg U.S. Aggregate Bond Index.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year
Since
Inception
NMAI at Common Share NAV 11/22/21 10.82% 20.95% 5.51%
NMAI at Common Share Price 11/22/21 14.35% 25.01% 5.48%
S&P 500® Index — 10.21% 22.32% 12.39%
NMAI Blended Benchmark — 6.48% 14.32% 7.07%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$15.13 $14.17 (6.35)% (8.07)%

Leverage and Holdings
Leverage
Effective Leverage 29.32%
Regulatory Leverage 26.66%
Fund Allocation
(% of net assets)
Common Stocks 79 .8%
Corporate Bonds 18 .0%
Emerging Market Debt and
Foreign Corporate Bonds 15 .0%
Mortgage-Backed Securities 9 .8%
Variable Rate Senior Loan
Interests 9 .6%
U.S. Government and Agency
Obligations 6 .7%
Preferred Stock 1 .0%
Asset-Backed Securities 0 .8%
Repurchase Agreements 1 .1%
Other Assets & Liabilities, Net (0.2)%
Reverse Repurchase
Agreements, including accrued
interest ( 5 .2 ) %
Borrowings (36.4)%
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 2.3%
AA 9.8%
A 0.8%
BBB 7.5%
BB or Lower 21.5%
N/R (not rated) 1.1%
N/A (not applicable) 57.0%
Total 100%
Portfolio Composition
1
(% of total investments)
Semiconductors &
Semiconductor Equipment 10.4%
Banks 8.8%
Capital Goods 7.7%
Technology Hardware &
Equipment 5.8%
Materials 5.0%
Pharmaceuticals, Biotechnology
& Life Sciences 4.6%
Media & Entertainment 4.2%
Energy 3.7%
Consumer Discretionary
Distribution & Retail 3.6%
Food, Beverage & Tobacco 3.1%
Software & Services 3.0%
Financial Services 2.1%
Utilities 2.0%
Health Care Equipment &
Services 1.7%
Consumer Durables & Apparel 1.7%
Insurance 1.7%
Consumer Staples Distribution
& Retail 1.5%
Telecommunication Services 1.3%
Consumer Services 1.1%
Other 3.4%
Emerging Market Debt and
Foreign Corporate Bonds 10.6%
Mortgage-Backed Securities 6.9%
U.S. Government and Agency
Obligations 4.7%
Asset-Backed Securities 0.6%
Repurchase Agreements 0.8%
Total 100%
Country Allocation
2
(% of total investments)
United States 67 .7%
Japan 4 .9%
United Kingdom 2 .6%
Spain 2 .5%
South Korea 2 .5%
France 2 .5%
Germany 2 .3%
Taiwan 2 .1%
Switzerland 1 .9%
Canada 1 .2%
Other 9 .8%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 11.7% (as a percentage of total investments) in emerging market countries.

Nuveen Real Asset Income and Growth Fund
Fund Performance, Leverage & Holdings Summaries June 30, 2026
JRI
Performance*
* For purposes of Fund performance, relative results are measured against the JRI Blended Benchmark. Effective April 1, 2021, the JRI Blended
benchmark consists of: 1) 25% FTSE EPRA Nareit Developed Index (Net), 2) 22% S&P Global Infrastructure Index (Net), 3) 20% ICE Hybrid &
Preferred Infrastructure 7% Issuer Constrained Custom Index, 4) 13% FTSE Nareit Preferred Stock Index and 5) 20% Bloomberg U.S. Corporate High
Yield Bond Index. Through March 31, 2021, the JRI Blended Benchmark consisted of 1) 21% FTSE EPRA Nareit Developed Index (Net), 2) 28% S&P
Global Infrastructure Index (Net), 3) 15% Bloomberg Global Capital Securities Index, 4) 18% Wells Fargo Hybrid & Preferred Securities REIT Index,
and 5) 18% Bloomberg U.S. Corporate High Yield Index.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JRI at Common Share NAV 4/25/12 6.51% 11.42% 4.75% 5.07%
JRI at Common Share Price 4/25/12 1.27% 8.34% 6.18% 6.74%
MSCI World Index (Net) — 9.69% 21.34% 11.47% 13.14%
JRI Blended Benchmark — 5.86% 10.73% 4.74% 5.43%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$13.43 $12.96 (3.50)% (4.87)%

Leverage and Holdings
Leverage
Effective Leverage 31.58%
Regulatory Leverage 31.58%
Fund Allocation
(% of net assets)
Common Stocks 80.0%
Corporate Bonds 39.0%
Preferred Stock 12.6%
Convertible Preferred Securities 4.8%
Mortgage-Backed Securities 4.2%
Variable Rate Senior Loan
Interests 3.2%
Investment Companies 0.5%
Repurchase Agreements 2.2%
Other Assets & Liabilities, Net (0.3)%
Borrowings (46.2)%
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AA 0.2%
A 2.3%
BBB 20.2%
BB or Lower 17.0%
N/R (not rated) 3.9%
N/A (not applicable) 56.4%
Total 100%
Country Allocation
1
(% of total investments)
United States 69.2%
Canada 7.1%
Australia 3.9%
United Kingdom 3.8%
France 3.4%
Mexico 2.2%
Singapore 2.1%
Italy 2.0%
Hong Kong 1.6%
Japan 1.5%
Other 3.2%
Total 100%
Portfolio Composition
(% of total investments)
Equity Real Estate Investment
Trusts (REITs) 42.1%
Utilities 24.8%
Energy 14.7%
Transportation 3.7%
Telecommunication Services 2.2%
Financial Services 1.4%
Health Care Equipment &
Services 1.5%
Consumer Services 1.2%
Real Estate Management &
Development 1.1%
Capital Goods 0.9%
Media & Entertainment 0.7%
Consumer Discretionary
Distribution & Retail 0.4%
Commercial & Professional
Services 0.4%
Automobiles & Components 0.1%
Materials 0.1%
Mortgage-Backed Securities 2.9%
Investment Companies 0.3%
Repurchase Agreements 1.5%
Total 100%
1 Includes 2.9% (as a percentage of total investments) in emerging market countries.

Nuveen Real Estate Income Fund
Fund Performance, Leverage & Holdings Summaries June 30, 2026
JRS
Performance*
* For purposes of Fund performance, relative results are measured against the JRS Blended Benchmark. Effective January 1, 2025, the JRS Blended
Benchmark consisted of: 1) 60% FT Wilshire U.S. REIT Index and 2) 40% FTSE Nareit Preferred Stock Index. Through December 31, 2024, the JRS
Blended Benchmark consisted of: 1) 60% Wilshire U.S. Real Estate Securities Index and 2) 40% FTSE Nareit Preferred Stock Index. Through March
31, 2021, the JRS Blended Benchmark consisted of 1) 60% Wilshire U.S. Real Estate Securities Index and 2) 40% Wells Fargo Hybrid & Preferred
Securities REIT Index.
Daily Common Share NAV and Share Price
Total Returns as of
June 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JRS at Common Share NAV 11/15/01 17.22% 20.08% 3.32% 5.15%
JRS at Common Share Price 11/15/01 15.08% 18.22% 3.15% 5.17%
Wilshire U.S. REIT Index — 17.67% 21.16% 5.95% 6.16%
JRS Blended Benchmark — 11.32% 16.00% 4.00% 5.11%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$9.24 $8.43 (8.77)% (9.23)%

Leverage and Holdings
Leverage
Effective Leverage 27.73%
Regulatory Leverage 27.73%
Fund Allocation
(% of net assets)
Common Stocks 95.6%
Preferred Stock 38.7%
Convertible Preferred Securities 0.7%
Repurchase Agreements 5.1%
Other Assets & Liabilities, Net (1.7)%
Borrowings (38.4)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Retail REITs 19.1%
Health Care REITs 12.5%
Office REITs 12.1%
Data Center REITs 10.8%
Industrial REITs 10.3%
Self-Storage REITs 8.9%
Multi-Family Residential REITs 7.8%
Single-Family Residential REITs 5.6%
Hotel & Resort REITs 5.0%
Other Specialized REITs 2.8%
Telecom Tower REITs 0.7%
Asset Management & Custody
Banks 0.4%
Diversified REITs 0.3%
Repurchase Agreements 3.7%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Portfolio of Investments June 30, 2026
NMAI
See Notes to Financial Statements
‘
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 140.7% (99.2% of Total Investments)
4163263 ASSET-BACKED SECURITIES - 0.8% (0.6% of Total Investments) 4163263
AUTOMOBILE ABS - 0.5%
$ 300,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A 1.660% 02/20/28 $ 296,461
500,000 Carmax Auto Owner Trust 2025-4, Series 2025 4 3.970 12/16/30 495,587
306,000 Ford Credit Auto Owner Trust 2024-D, Series 2024 D 4.610 08/15/29 306,922
250,000 (a) Hertz Vehicle Financing III LLC, Series 2023 3A 5.940 02/25/28 251,497
500,000 (a) PenFed Auto Receivables Owner, Series 2025 A 4.030 07/15/30 496,834
500,000 (a) Toyota Auto Loan Extended Note Trust 2023-1, Series 2023 1A 4.930 06/25/36 504,023
TOTAL AUTOMOBILE ABS 2,351,324
OTHER ABS - 0.3%
500,000 CNH Equipment Trust 2025-B, Series 2025 B 4.300 10/15/30 498,717
250,000 (a),(b) DB Master Finance LLC, Series 2026 1A 0.000 05/20/56 249,843
284,250 (a) Domino's Pizza Master Issuer LLC, Series 2018 1A 4.328 07/25/48 282,958
227,704 (a),(c) Industrial DPR Funding Ltd, Series 2022 1A 5.380 04/15/34 203,684
87,881 (a) MVW 2020-1 LLC, Series 2020 1A 1.740 10/20/37 87,589
300,000 (a) PFS Financing Corp, Series 2025 B 4.850 02/15/30 301,495
187,851 (a) Sierra Timeshare 2024-3 Receivables Funding LLC, Series 2024
3A
4.830 08/20/41 187,653
TOTAL OTHER ABS 1,811,939
TOTAL ASSET-BACKED SECURITIES
(Cost $4,198,200) 4,163,263
SHARES DESCRIPTION VALUE
403262961 COMMON STOCKS - 79.8% (56.2% of Total Investments) 403262961
AUTOMOBILES & COMPONENTS - 0.8%
2,079 (d),(e) Tesla, Inc 874,427
199,100 Toyota Motor Corp 3,335,422
TOTAL AUTOMOBILES & COMPONENTS 4,209,849
BANKS - 9.4%
208,223 Banco Bilbao Vizcaya Argentaria SA 5,242,389
508,988 Banco Santander SA 7,064,674
131,500 Grupo Financiero Banorte SAB de CV 1,387,903
34,865 HDFC Bank Ltd, ADR 900,563
79,995 ING Groep NV 2,524,106
331,869 Itau Unibanco Holding SA 2,711,627
29,417 JPMorgan Chase & Co 9,629,067
261,000 Mitsubishi UFJ Financial Group, Inc 5,199,884
156,200 Sumitomo Mitsui Financial Group, Inc 6,122,889
83,757 (d) Wells Fargo & Co 6,921,678
TOTAL BANKS 47,704,780
CAPITAL GOODS - 9.2%
30,348 ABB Ltd 3,301,232
24,922 Airbus SE 5,544,937
9,096 Caterpillar, Inc 9,686,330
15,903 Cie de Saint-Gobain SA 1,442,122
9,103 (d) Eaton Corp PLC 3,878,970
143,700 Hitachi Ltd 3,977,055
7,115 (e) Honeywell Aerospace, Inc 1,572,984
7,116 Honeywell International, Inc 1,593,161
147,200 Mitsubishi Electric Corp 5,398,485
2,998 Rheinmetall AG. 3,411,070
12,238 Siemens AG. 3,934,603
2,372 (d) United Rentals, Inc 2,687,215
TOTAL CAPITAL GOODS 46,428,164
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1%
16,498 (d) Alibaba Group Holding Ltd, Sponsored ADR 1,583,478
50,266 (d),(e),(f) Amazon.com, Inc 11,980,398
1 (c),(e) Belk, Inc 8
7,372 Home Depot, Inc 2,599,957

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
29,452 (d),(e) O'Reilly Automotive, Inc $ 2,712,235
12,167 TJX Cos, Inc 1,843,301
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 20,719,377
CONSUMER DURABLES & APPAREL - 1.4%
14,233 Cie Financiere Richemont SA 3,285,380
187,900 Sony Group Corp 3,781,312
TOTAL CONSUMER DURABLES & APPAREL 7,066,692
CONSUMER SERVICES - 0.6%
28,850 (d) Starbucks Corp 2,948,182
TOTAL CONSUMER SERVICES 2,948,182
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%
6,579 (d) Costco Wholesale Corp 6,154,457
41,058 (d) Walmart, Inc 4,650,229
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 10,804,686
ENERGY - 4.0%
29,126 (d) ConocoPhillips 3,027,939
46,229 (d) Exxon Mobil Corp 6,320,429
15,374 (a) Reliance Industries Ltd, Sponsored GDR 853,112
8,158 (a) Reliance Industries Ltd, Sponsored GDR 451,953
117,561 Shell PLC 4,567,830
18,934 (d) Valero Energy Corp 4,931,171
TOTAL ENERGY 20,152,434
FINANCIAL SERVICES - 1.1%
3,126 Mastercard, Inc, Class A 1,605,513
11,675 (d) Visa, Inc, Class A 4,005,576
TOTAL FINANCIAL SERVICES 5,611,089
FOOD, BEVERAGE & TOBACCO - 3.4%
57,869 British American Tobacco PLC 3,581,105
48,464 (d) Coca-Cola Co 3,938,669
13,624 Fomento Economico Mexicano SAB de CV, Sponsored ADR 1,742,510
38,771 (d),(e) Monster Beverage Corp 3,726,669
23,847 Philip Morris International, Inc 4,314,161
TOTAL FOOD, BEVERAGE & TOBACCO 17,303,114
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
42,809 (d),(e) Boston Scientific Corp 1,827,088
8,717 Stryker Corp 2,744,460
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,571,548
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
5,686 L'Oreal SA 2,492,496
20,291 (d) Procter & Gamble Co 2,975,472
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,467,968
MATERIALS - 5.9%
57,563 Anglo American PLC 2,823,605
33,410 (d) CRH PLC 3,574,870
97,073 (d) Freeport-McMoRan, Inc 6,104,921
469,282 Glencore PLC 3,199,762
18,116 Heidelberg Materials AG. 3,455,987
3,706 (e) Kleopatra Finco Sarl 7,889
3,706 (e) Kleopatra Finco Sarl 7,889
3,706 (e) Kleopatra Finco Sarl 7,889
3,706 (e) Kleopatra Finco Sarl 7,889
3,706 (e) Kleopatra Finco Sarl 7,889
3,706 (e) Kleopatra Finco Sarl 7,889
3,706 (e) Kleopatra Finco Sarl, Class A 7,889
3,706 (e) Kleopatra Finco Sarl, Class B 7,889
3,706 (e) Kleopatra Finco Sarl, Class C 7,889
10,771 (d) Linde PLC 5,589,502
103,115 (d) Smurfit Westrock PLC 4,770,100
TOTAL MATERIALS 29,589,748

Portfolio of Investments June 30, 2026
(continued)
NMAI

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT - 3.6%
17,619 (d),(f) Alphabet, Inc, Class A $ 6,296,502
23,819 (d) Alphabet, Inc, Class C 8,415,967
5,823 (d) Meta Platforms, Inc 3,280,038
TOTAL MEDIA & ENTERTAINMENT 17,992,507
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
19,962 AstraZeneca PLC 3,726,989
5,438 (d) Eli Lilly & Co 6,522,500
596,143 Haleon PLC 2,747,114
28,962 Johnson & Johnson 7,355,479
3,489 Lonza Group AG. 2,353,694
104,911 Novo Nordisk AS, Class B 5,038,552
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 27,744,328
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.7%
34,900 Advantest Corp 7,179,918
7,967 Applied Materials, Inc 5,760,141
1,497 ASML Holding NV 2,964,323
4,217 (e) Bright Bidco BV 633
3,087 (e) Bright Bidco BV 463
27,810 Broadcom, Inc 10,505,227
78,694 (d),(e) Intel Corp 10,988,043
106,742 NVIDIA Corp 21,358,007
32,112 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 15,335,728
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 74,092,483
SOFTWARE & SERVICES - 2.7%
37,101 (d) Microsoft Corp 13,839,415
TOTAL SOFTWARE & SERVICES 13,839,415
TECHNOLOGY HARDWARE & EQUIPMENT - 8.1%
65,134 (d) Apple, Inc 18,847,174
35,969 (f) Cisco Systems, Inc 4,224,919
312 (e) MLN US Holdco LLC 16
4,136 (c),(e) Riverbed Technology LLC 41
81,182 Samsung Electronics Co Ltd 18,014,051
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 41,086,201
TELECOMMUNICATION SERVICES - 0.0%
2,856 (e) Altice France Lux 3 56,265
TOTAL TELECOMMUNICATION SERVICES 56,265
TRANSPORTATION - 0.1%
1,570 DSV AS 373,587
TOTAL TRANSPORTATION 373,587
UTILITIES - 1.1%
107,144 Iberdrola SA 2,666,769
43,819 RWE AG. 2,833,775
TOTAL UTILITIES 5,500,544
TOTAL COMMON STOCKS
(Cost $296,488,648) 403,262,961
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
90965447 CORPORATE BONDS - 18.0% (12.7% of Total Investments) (g) 90965447
AUTOMOBILES & COMPONENTS - 0.2%
$ 535,000 (a) Dexko Global Inc 7.500% 04/15/32 441,515
295,000 (h),(i) General Motors Financial Co Inc 5.750 N/A 294,757
177,000 (h),(i) General Motors Financial Co Inc 5.700 N/A 176,967
230,000 Goodyear Tire & Rubber Co/The 8.875 07/15/32 231,997
TOTAL AUTOMOBILES & COMPONENTS 1,145,236
BANKS - 2.7%
345,000 Bank of America Corp 4.695 04/23/32 342,099
266,000 (h),(i) Bank of America Corp 6.125 N/A 268,364
1,163,000 (h),(i) Bank of America Corp 6.625 N/A 1,199,029
294,000 (h),(i) Bank of America Corp 6.250 N/A 297,532
92,000 (h),(i) Citigroup Inc 6.250 N/A 92,096

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 260,000 (h),(i) Citigroup Inc 7.375 % N/A $ 267,464
794,000 (h),(i) Citigroup Inc 7.625 N/A 824,999
378,000 (h),(i) Citigroup Inc 7.125 N/A 386,726
314,000 (h),(i) Citigroup Inc 7.000 N/A 327,538
224,000 (h),(i) Citigroup Inc 6.625 N/A 228,210
169,000 (h),(i) Citigroup Inc 6.875 N/A 173,076
134,000 (h),(i),(j) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.092 N/A 133,612
229,000 (h),(i),(j) Fifth Third Bancorp (TSFR3M + 3.295%) 7.027 N/A 229,205
242,000 (h),(i),(j) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7.898 N/A 242,206
163,000 (h),(i) First Citizens BancShares Inc/NC 7.000 N/A 164,670
160,000 First Horizon Corp 5.514 03/07/31 162,020
431,000 (h),(i) Huntington Bancshares Inc/OH 5.625 N/A 433,732
268,000 (h),(i) Huntington Bancshares Inc/OH 6.250 N/A 270,734
430,000 JPMorgan Chase & Co 4.347 01/22/32 421,220
351,000 (h),(i) JPMorgan Chase & Co 6.500 N/A 359,428
1,103,000 (h),(i) JPMorgan Chase & Co 6.875 N/A 1,155,461
423,000 (h),(i) JPMorgan Chase & Co 6.100 N/A 428,355
180,000 Morgan Stanley Private Bank NA 4.204 11/17/28 179,078
1,205,000 (k) Morgan Stanley Private Bank NA 4.465 11/19/31 1,184,372
325,000 (h),(i) PNC Financial Services Group Inc/The 6.000 N/A 326,480
529,000 (h),(i) PNC Financial Services Group Inc/The 6.250 N/A 540,768
190,000 Texas Capital Bancshares Inc 5.301 02/27/32 188,035
715,000 (h),(i) Truist Financial Corp 6.669 N/A 714,453
215,000 Wells Fargo & Co 5.150 04/23/31 217,257
950,000 (h),(i) Wells Fargo & Co 7.625 N/A 999,512
497,000 (h),(i) Wells Fargo & Co 6.850 N/A 516,498
479,000 (h),(i) Wells Fargo & Co 6.125 N/A 484,670
TOTAL BANKS 13,758,899
CAPITAL GOODS - 0.6%
695,000 (a) Alta Equipment Group Inc 9.000 06/01/29 666,789
285,000 Boeing Co/The 5.805 05/01/50 281,570
230,000 Boeing Co/The 6.528 05/01/34 250,220
760,000 (a),(d) Columbus McKinnon Corp/NY 7.125 01/31/33 761,618
140,000 (a) CP Atlas Buyer Inc, (cash 7.000%, PIK 5.750%) 12.750 01/15/31 107,542
105,000 Hexcel Corp 4.900 05/15/31 104,683
110,000 (a) Honeywell Aerospace Inc 4.950 03/16/36 108,320
100,000 (a) Honeywell Aerospace Inc 5.732 03/16/56 99,995
241,000 (h),(i) Sumisho Air Lease Corp 6.000 N/A 232,976
255,000 (a) Synergy Infrastructure Holdings LLC 7.000 07/15/34 258,657
TOTAL CAPITAL GOODS 2,872,370
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
635,000 (a) Neptune Bidco US Inc 9.290 04/15/29 647,587
200,000 (a) Prime Security Services Borrower LLC / Prime Finance Inc 3.375 08/31/27 195,921
665,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 689,486
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,532,994
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
165,000 Amazon.com Inc 4.875 03/13/36 162,426
85,000 Amazon.com Inc 5.800 03/13/56 84,458
380,000 (a) Kohl's Corp 10.000 06/01/30 411,004
173,000 (a) LBM Acquisition LLC 6.250 01/15/29 125,025
380,000 (a) LBM Acquisition LLC 9.500 06/15/31 336,950
305,000 (a) Michaels Cos Inc/The 8.500 03/15/33 302,101
380,000 (a) Park River Holdings Inc 8.000 03/15/31 383,317
260,000 (a) Park River Holdings Inc 8.750 12/31/30 251,915
380,000 (a) PetSmart Inc / PetSmart Finance Corp 10.000 09/15/33 380,605
380,000 (a) Staples Inc 10.750 09/01/29 362,500
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,800,301
CONSUMER DURABLES & APPAREL - 0.7%
1,680,000 (a),(d) Beach Acquisition Bidco LLC, (cash 10.00%, PIK 10.750%) 10.000 07/15/33 1,907,716
490,000 (a) CD&R Smokey Buyer Inc / Radio Systems Corp 9.500 10/15/29 259,700
200,000 (a) MajorDrive Holdings IV LLC 6.375 06/01/29 167,709

Portfolio of Investments June 30, 2026
(continued)
NMAI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL (continued)
$ 570,000 Newell Brands Inc 7.500% 04/01/46 $ 531,761
555,000 (a) S&S Holdings LLC 8.375 10/01/31 525,181
200,000 (a) Whirlpool Corp 7.500 07/01/31 202,390
TOTAL CONSUMER DURABLES & APPAREL 3,594,457
CONSUMER SERVICES - 0.5%
720,000 (a) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
6.750 01/15/30 706,105
190,000 (a) Pioneer Opco LLC 7.000 05/15/33 193,345
585,000 (a) Sabre GLBL Inc 11.125 07/15/30 561,155
920,000 (a) Sotheby's 8.250 04/15/31 915,154
TOTAL CONSUMER SERVICES 2,375,759
ENERGY - 1.0%
380,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 387,127
49,000 (h),(i) Energy Transfer LP 6.625 N/A 49,393
527,000 (h),(i) Energy Transfer LP 7.125 N/A 543,766
91,000 (h),(i) Energy Transfer LP 6.500 N/A 91,047
95,000 (i) Energy Transfer LP 8.000 05/15/54 100,848
273,000 (i) Energy Transfer LP 6.750 02/15/56 278,879
100,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 04/15/32 96,802
475,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 7.250 02/15/35 467,691
235,000 (a) Infinity Natural Resources LLC 7.625 04/01/31 233,408
565,000 (a) ITT Holdings LLC 6.500 08/01/29 558,378
570,000 (a) Moss Creek Resources Holdings Inc 8.250 09/01/31 565,116
145,000 ONEOK Inc 5.050 11/01/34 141,824
225,000 (a),(h),(i) Sunoco LP 7.875 N/A 233,986
135,000 Targa Resources Corp 5.550 08/15/35 136,553
570,000 (a) TransMontaigne Partners LLC 8.500 06/15/30 580,761
380,000 (a) Venture Global LNG Inc 9.875 02/01/32 405,672
254,000 (a),(h),(i) Venture Global LNG Inc 9.000 N/A 247,984
TOTAL ENERGY 5,119,235
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
110,000 Healthcare Realty Holdings LP 3.100 02/15/30 103,525
130,000 Healthcare Realty Holdings LP 2.000 03/15/31 113,555
400,000 Healthcare Realty Holdings LP 2.400 03/15/30 364,567
250,000 Healthcare Realty Holdings LP 2.050 03/15/31 217,885
760,000 MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 737,170
380,000 (a),(l) Office Properties Income Trust/MD 9.000 03/31/29 380,000
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,916,702
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
380,000 (a) Diversified Healthcare Trust 7.250 10/15/30 391,122
575,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 588,679
105,000 Phillips Edison Grocery Center Operating Partnership I LP 5.750 07/15/34 108,436
430,000 Piedmont Operating Partnership LP 9.250 07/20/28 462,920
760,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 754,001
255,000 Ventas Realty LP 5.000 01/15/35 251,360
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,556,518
FINANCIAL SERVICES - 1.4%
203,000 (h),(i) Ally Financial Inc 4.700 N/A 196,643
195,000 (h),(i) Ally Financial Inc 7.100 N/A 197,632
305,000 (a),(h),(i) American AgCredit Corp 5.250 N/A 303,475
185,000 (a) Burford Capital Global Finance LLC 8.500 01/15/34 162,153
130,000 (h),(i) Capital One Financial Corp 5.500 N/A 129,763
219,000 (h),(i) Charles Schwab Corp/The 6.100 N/A 219,048
250,000 (a),(h),(i) Compeer Financial ACA 7.875 N/A 253,750
162,000 (h),(i) Corebridge Financial Inc 6.875 N/A 168,576
410,000 (a) Encore Capital Group Inc 6.625 04/15/31 414,714
570,000 (a) Freedom Mortgage Holdings LLC 8.375 04/01/32 579,799
179,000 (h),(i) Goldman Sachs Group Inc/The 5.300 N/A 179,171
505,000 (h),(i) Goldman Sachs Group Inc/The 6.850 N/A 519,240
543,000 (h),(i) Goldman Sachs Group Inc/The 7.500 N/A 569,576

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 338,000 (h),(i) Goldman Sachs Group Inc/The 7.500 % N/A $ 354,797
305,000 (h),(i) Goldman Sachs Group Inc/The 6.125 N/A 305,708
375,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.750 01/15/29 367,773
665,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000 06/15/30 620,136
465,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10.000 11/15/29 458,590
490,000 (k) Morgan Stanley 5.664 04/17/36 503,030
177,000 (h),(i) State Street Corp 6.700 N/A 183,053
286,000 (h),(i) Voya Financial Inc 7.758 N/A 296,624
TOTAL FINANCIAL SERVICES 6,983,251
FOOD, BEVERAGE & TOBACCO - 0.6%
350,000 (a) Fiesta Purchaser Inc 9.625 09/15/32 342,843
49,000 Kraft Heinz Foods Co 3.875 05/15/27 48,803
1,000,000 (a),(h),(i) Land O' Lakes Inc 8.000 N/A 995,000
70,000 (a) Maple Parent Holdings Corp 4.750 03/26/29 69,956
85,000 (a) Maple Parent Holdings Corp 6.625 03/26/56 89,484
245,000 (a) Mars Inc 5.200 03/01/35 245,974
315,000 (a) Mars Inc 5.700 05/01/55 310,328
1,110,000 (a) Viking Baked Goods Acquisition Corp 8.625 11/01/31 1,121,995
TOTAL FOOD, BEVERAGE & TOBACCO 3,224,383
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
526,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 566,471
275,000 CVS Health Corp 5.050 03/25/48 242,901
142,000 (i) CVS Health Corp 6.750 12/10/54 147,941
80,000 (i) CVS Health Corp 7.000 03/10/55 83,056
195,000 CVS Health Corp 5.450 09/15/35 197,523
645,000 (a) National Mentor Holdings Inc 10.500 12/15/30 679,763
955,000 (a) Prime Healthcare Services Inc 9.375 09/01/29 997,678
550,000 (a) Star Parent Inc 9.000 10/01/30 575,604
195,000 UnitedHealth Group Inc 5.050 04/15/53 175,278
155,000 UnitedHealth Group Inc 5.500 07/15/44 151,796
570,000 (a) US Acute Care Solutions LLC 9.750 05/15/29 537,416
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,355,427
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
60,000 Haleon US Capital LLC 3.625 03/24/32 56,203
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 56,203
INSURANCE - 1.3%
214,000 (i) American National Group Inc 7.000 12/01/55 208,965
1,370,000 (a),(k) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 1,387,262
70,000 Arthur J Gallagher & Co 5.150 02/15/35 69,504
393,000 (i) Assurant Inc 7.000 03/27/48 400,285
380,000 (a) Asurion LLC/ Asurion Co-Issuer Inc 8.000 12/31/32 382,871
760,000 (a) Asurion LLC/ Asurion Co-Issuer Inc 8.375 02/01/34 703,516
244,000 (i) Corebridge Financial Inc 6.375 09/15/54 242,232
184,000 (a),(i) Enstar Group Ltd 7.500 04/01/45 194,242
208,000 (a),(i),(m) Enstar Group Ltd 6.693 07/15/37 208,437
219,000 (i) Lincoln National Corp 6.800 07/15/56 218,742
354,000 (a),(i) MetLife Inc 9.250 04/08/38 412,359
207,000 (i) MetLife Inc 6.350 03/15/55 212,157
100,000 (i) MetLife Inc 5.850 03/15/56 98,665
254,000 (a) Omnis Funding Trust 6.722 05/15/55 264,471
360,000 (i) Provident Financing Trust I 7.405 03/15/38 370,427
210,000 (i) Prudential Financial Inc 5.125 03/01/52 205,847
150,000 (i) Prudential Financial Inc 6.500 03/15/54 155,279
600,000 (a),(h),(i) SBL Holdings Inc 9.508 N/A 570,331
575,000 (a),(h),(i) SBL Holdings Inc 6.500 N/A 521,813
TOTAL INSURANCE 6,827,405

Portfolio of Investments June 30, 2026
(continued)
NMAI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.9%
$ 110,000 Amcor Flexibles North America Inc 5.125% 03/12/36 $ 108,050
725,000 (a) Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/
German Bidco 2
7.125 06/15/33 732,052
1,265,000 (a) Clydesdale Acquisition Holdings Inc 8.750 04/15/30 1,247,806
630,000 (a) Compass Minerals International Inc 8.000 07/01/30 664,397
170,000 (a) FMC Corp 8.125 06/01/31 176,934
385,000 (a) Owens-Brockway Glass Container Inc 9.500 06/01/33 394,382
650,000 (a) Sword Purchaser LLC 8.250 04/15/33 672,601
760,000 (a) WR Grace Holdings LLC 5.625 08/15/29 714,318
TOTAL MATERIALS 4,710,540
MEDIA & ENTERTAINMENT - 1.6%
719,545 (a) Advantage Sales & Marketing Inc 9.000 11/15/30 641,294
270,000 CCO Holdings LLC / CCO Holdings Capital Corp 4.500 05/01/32 238,321
650,000 (a) Directv Financing LLC 8.875 02/01/30 661,533
665,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 10.000 02/15/31 690,074
815,000 (a),(k) Directv Financing LLC / Directv Financing Co-Obligor Inc 9.250 06/01/32 828,077
645,000 (a) EW Scripps Co/The 9.875 08/15/30 564,552
152,000 (a),(h),(i) Farm Credit Bank of Texas 7.750 N/A 158,596
570,000 (a) Gray Media Inc 7.250 08/15/33 561,252
130,000 Meta Platforms Inc 6.300 05/15/56 129,404
130,000 Meta Platforms Inc 5.625 11/15/55 117,800
75,000 Meta Platforms Inc 6.200 05/15/46 75,052
315,000 (a) Neptune Bidco US Inc 10.375 05/15/31 326,471
190,000 (a) Neptune Bidco US Inc 9.500 02/15/33 192,101
545,000 (a) OAK-Eagle Acquireco Inc 7.250 07/01/33 570,131
485,000 (a) OAK-Eagle Acquireco Inc 8.750 07/01/34 514,741
245,000 (a) Univision Communications Inc 9.375 08/01/32 248,930
1,340,000 (a) Univision Communications Inc 7.375 06/30/30 1,343,622
210,000 (a) Univision Communications Inc 8.875 04/15/33 206,729
TOTAL MEDIA & ENTERTAINMENT 8,068,680
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
560,000 (a) 1261229 BC Ltd 10.000 04/15/32 567,188
135,000 Amgen Inc 5.650 03/02/53 131,396
120,000 Augusta SpinCo Corp 4.945 03/23/33 119,264
185,000 Augusta SpinCo Corp 5.245 03/23/36 185,139
500,000 (a) Bausch Health Americas Inc 8.500 01/31/27 499,065
445,000 (a) Emergent BioSolutions Inc 3.875 08/15/28 412,586
300,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875 05/15/34 321,172
85,000 Viatris Inc 4.000 06/22/50 58,349
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,294,159
SOFTWARE & SERVICES - 0.5%
570,000 (a) Cloud Software Group Inc 8.250 06/30/32 534,230
750,000 (a) CoreWeave Inc 9.250 06/01/30 754,872
595,000 (a) CoreWeave Inc 9.750 10/01/31 593,687
80,000 Oracle Corp 5.200 09/26/35 74,896
35,000 Oracle Corp 5.950 09/26/55 29,744
135,000 Oracle Corp 5.700 02/04/36 130,741
400,000 (a) Rackspace Finance LLC 3.500 05/15/28 363,000
175,000 (a) Rocket Software Inc 6.500 02/15/29 157,580
TOTAL SOFTWARE & SERVICES 2,638,750
TELECOMMUNICATION SERVICES - 1.3%
70,000 AT&T Inc 3.650 06/01/51 47,594
140,000 AT&T Inc 3.500 09/15/53 90,885
375,000 AT&T Inc 3.800 12/01/57 250,267
85,000 AT&T Inc 5.850 04/30/46 81,900
1,300,000 (a) Connect Holding II LLC 10.500 04/03/31 1,302,297
230,000 (a) Core Scientific Finance I LLC 7.750 05/15/31 233,233
14,000 EchoStar Corp 10.750 11/30/29 15,129
885,000 (a) Level 3 Financing Inc 8.500 01/15/36 950,343
255,000 (a) Level 3 Financing Inc 7.500 02/15/37 261,727

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 605,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8.625% 06/15/32 $ 631,145
365,000 (a) Uniti Services LLC 7.500 10/15/33 384,118
380,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 400,731
654,917 (a) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 9.250 03/09/30 654,098
1,077,008 (a) Zayo Group Holdings Inc, (cash 7.125%, PIK 1.875%) 13.750 09/09/30 1,063,793
TOTAL TELECOMMUNICATION SERVICES 6,367,260
TRANSPORTATION - 0.2%
185,000 (a) Clue Opco LLC 9.500 10/15/31 177,859
690,000 (a) GB AIT Buyer Inc 8.750 04/30/34 691,835
TOTAL TRANSPORTATION 869,694
UTILITIES - 1.4%
143,000 (i) AES Corp/The 7.600 01/15/55 146,414
192,000 (i) AES Corp/The 6.950 07/15/55 189,556
150,000 (a) Chpe LLC 5.350 06/30/36 149,528
55,000 (a) Chpe LLC 5.875 06/29/46 55,326
192,000 (i) CMS Energy Corp 6.500 06/01/55 196,641
80,000 Consumers Energy Co 4.500 01/15/31 79,436
60,000 Cumberland Combined Cycle Generation LLC 5.821 05/15/56 61,336
115,000 (i) Dominion Energy Inc 7.000 06/01/54 121,761
280,000 DTE Electric Co 5.200 03/01/34 284,827
25,000 DTE Electric Co 5.850 05/15/55 25,308
150,000 Duke Energy Carolinas LLC 4.250 12/15/41 130,171
175,000 Duke Energy Carolinas LLC 5.350 01/15/53 165,492
300,000 Duke Energy Carolinas Nc Storm Funding II LLC 4.226 07/01/35 292,524
101,000 (i) Duke Energy Corp 6.450 09/01/54 104,879
30,000 Duke Energy Progress LLC 5.350 03/15/53 28,293
75,000 Duke Energy Progress LLC 5.050 03/15/35 75,024
139,000 (i) Edison International 8.125 06/15/53 142,835
37,000 (i) Emera US Finance LLC 6.850 10/01/56 37,742
314,000 (i) Entergy Corp 7.125 12/01/54 324,648
193,000 (i) EUSHI Finance Inc 7.625 12/15/54 200,466
870,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 846,185
85,000 Florida Power & Light Co 5.700 03/15/55 84,741
75,000 Idaho Power Co 4.850 03/01/36 73,045
475,000 (a) Long Ridge Energy LLC 8.750 02/15/32 501,362
262,000 (i) NextEra Energy Capital Holdings Inc 6.750 06/15/54 272,883
128,000 (i) PG&E Corp 7.375 03/15/55 130,430
269,000 (i) Sempra 6.550 04/01/55 271,182
121,000 (i) Sempra 6.375 04/01/56 122,217
185,000 (a),(h),(i) Vistra Corp 8.000 N/A 186,423
217,000 (a),(h),(i) Vistra Corp 8.875 N/A 232,724
760,000 (a) VoltaGrid LLC 7.375 11/01/30 789,010
170,000 Wisconsin Public Service Corp 4.250 01/15/31 167,317
380,000 (a) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 407,498
TOTAL UTILITIES 6,897,224
TOTAL CORPORATE BONDS
(Cost $90,139,576) 90,965,447
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
76038036
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 15.0% (10.6% of
Total Investments) 76038036
ANGOLA - 0.1%
200,000 (a) Azule Energy Finance Plc 8.625 01/22/33 200,232
TOTAL ANGOLA 200,232
ARGENTINA - 0.6%
140,000 (a) Arcor SAIC 7.600 07/31/33 145,600
475,000 Argentine Republic Government International Bond 4.125 07/09/35 379,525
325,000 Argentine Republic Government International Bond 5.000 01/09/38 270,725
250,000 Argentine Republic Government International Bond 2.500 07/09/41 186,875
200,000 (a) Pampa Energia SA 7.750 11/14/37 204,520

Portfolio of Investments June 30, 2026
(continued)
NMAI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARGENTINA
$ 200,000 (a) Pluspetrol SA 7.550% 09/30/37 $ 194,750
289,055 (a) Provincia de Buenos Aires/Government Bonds 6.625 09/01/37 238,609
450,000 (a) YPF SA 8.250 01/17/34 470,268
TOTAL ARGENTINA 2,090,872
BARBADOS - 0.0%
150,000 (a) Barbados Government International Bond 8.000 06/26/35 160,690
TOTAL BARBADOS 160,690
BENIN - 0.1%
EUR 190,000 (a) Benin Government International Bond 4.950 01/22/35 204,652
TOTAL BENIN 204,652
BERMUDA - 0.1%
261,000 RLGH Finance Bermuda Ltd, Reg S 6.875 05/19/75 260,526
TOTAL BERMUDA 260,526
BOLIVIA - 0.1%
200,000 (a) Bolivian Government International Bond 9.450 05/14/31 204,400
TOTAL BOLIVIA 204,400
BRAZIL - 0.3%
BRL 305,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/29 54,488
BRL 2,225,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/33 357,808
BRL 600,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/37 90,760
340,000 Brazilian Government International Bond 6.000 10/20/33 341,530
200,000 Brazilian Government International Bond 7.250 01/12/56 200,650
200,000 (a) LD Celulose International GmbH 7.950 01/26/32 209,236
200,000 (a) Minerva Luxembourg SA 7.500 04/22/36 190,690
145,000 Petrobras Global Finance BV 6.750 06/03/50 141,094
115,000 Petrobras Global Finance BV 5.500 06/10/51 93,934
200,000 (a) Raizen Fuels Finance SA 5.700 01/17/35 110,500
200,000 (a) Rede D'or Finance Sarl 6.450 09/09/35 194,214
TOTAL BRAZIL 1,984,904
CANADA - 1.6%
120,000 (a) AltaGas Ltd 7.200 10/15/54 125,808
200,000 Bank of Montreal 7.700 05/26/84 209,210
314,000 Bank of Montreal 7.300 11/26/84 328,411
274,000 Bank of Montreal 6.875 11/26/85 278,613
195,000 Bank of Montreal 5.298 06/02/37 195,186
200,000 Bank of Nova Scotia/The 8.000 01/27/84 210,996
200,000 Bank of Nova Scotia/The 6.875 10/27/85 202,367
195,000 (a) Bausch Health Cos Inc 11.000 09/30/28 198,572
278,000 Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 287,270
285,000 Canadian Imperial Bank of Commerce 6.950 01/28/85 290,413
200,000 Canadian Imperial Bank of Commerce 7.000 10/28/85 205,052
200,000 Canadian Imperial Bank of Commerce 6.500 07/28/86 200,450
688,000 Enbridge Inc 8.500 01/15/84 786,520
175,000 Enbridge Inc 5.500 07/15/77 174,910
305,000 Enbridge Inc 7.625 01/15/83 330,166
1,365,000 (a),(k) Garda World Security Corp 8.375 11/15/32 1,396,469
177,000 Rogers Communications Inc 7.125 04/15/55 181,851
242,000 Royal Bank of Canada 6.750 08/24/85 246,155
272,000 Royal Bank of Canada 6.500 05/24/86 270,556
144,000 South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 153,892
570,000 (a) Telesat Canada / Telesat LLC 5.625 12/06/26 507,300
152,000 TELUS Corp 7.000 10/15/55 157,166
200,000 Toronto-Dominion Bank/The 8.125 10/31/82 206,764
425,000 (k) Toronto-Dominion Bank/The 6.350 10/31/85 427,676
219,000 Transcanada Trust 5.600 03/07/82 216,619
TOTAL CANADA 7,788,392
CHILE - 0.6%
400,000 (a) AES Andes SA 8.150 06/10/55 417,000
196,173 (a) Alfa Desarrollo SpA 2021 1 4.550 09/27/51 155,810
200,000 (a),(n) Banco de Credito e Inversiones SA 8.750 08/08/74 215,272

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CHILE
$ 200,000 (a),(n) Banco del Estado de Chile 7.950% 11/02/74 $ 211,358
CLP 70,000,000 (a) Bonos de la Tesoreria de la Republica en pesos, Reg S 5.000 10/01/28 76,535
CLP 110,000,000 (a) Bonos de la Tesoreria de la Republica en pesos, Reg S 6.000 04/01/33 123,614
200,000 (a) Celulosa Arauco y Constitucion SA 6.180 05/05/32 200,113
EUR 50,000 Chile Government International Bond 3.800 07/01/35 57,457
200,000 (a) Corp Nacional del Cobre de Chile 6.440 01/26/36 212,313
200,000 (a) Empresa Nacional del Petroleo 6.150 05/10/33 207,779
200,000 (a) Sociedad Transmisora Metropolitana SpA 6.385 12/15/55 203,840
TOTAL CHILE 2,081,091
CHINA - 0.1%
200,000 Fortune Star BVI Ltd, Reg S 6.800 09/09/29 197,662
TOTAL CHINA 197,662
COLOMBIA - 0.4%
200,000 (a),(n) Banco Davivienda SA 8.125 07/02/35 207,000
EUR 100,000 Colombia Government International Bond 5.000 09/19/32 113,304
225,000 Colombia Government International Bond 6.125 01/18/41 210,488
350,000 Colombia Government International Bond 3.125 04/15/31 309,033
COP 725,000,000 Colombian TES 7.750 09/18/30 182,049
COP 959,000,000 Colombian TES 9.250 05/28/42 227,690
200,000 Ecopetrol SA 4.625 11/02/31 183,481
200,000 Ecopetrol SA 5.875 11/02/51 160,274
200,000 (a) Gran Tierra Energy Inc 9.750 04/15/31 175,142
200,000 (a) Grupo Aval Ltd 4.375 02/04/30 189,827
200,000 (a) Grupo Nutresa SA 7.875 07/21/74 199,500
200,000 (a) Promigas SA ESP / Gases del Pacifico SAC 7.750 06/24/56 203,200
TOTAL COLOMBIA 2,360,988
COSTA RICA - 0.0%
200,000 (a) Costa Rica Government International Bond 7.000 04/04/44 217,836
TOTAL COSTA RICA 217,836
COTE D'IVOIRE - 0.1%
395,000 Ivory Coast Government International Bond, Reg S 6.125 06/15/33 392,311
TOTAL COTE D'IVOIRE 392,311
CZECH REPUBLIC - 0.0%
CZK 2,150,000 Czech Republic Government Bond 1.750 06/23/32 88,370
CZK 1,200,000 Czech Republic Government Bond, Reg S 0.950 05/15/30 50,369
TOTAL CZECH REPUBLIC 138,739
DOMINICAN REPUBLIC - 0.1%
200,000 (a) Aeropuertos Dominicanos Siglo XXI SA 7.000 06/30/34 207,254
375,000 (a) Dominican Republic International Bond 5.875 01/30/60 330,844
225,000 (a) Dominican Republic International Bond 5.300 01/21/41 202,129
150,000 (a) Dominican Republic International Bond 7.050 02/03/31 157,657
150,000 (a) Dominican Republic International Bond 6.150 05/17/38 148,927
TOTAL DOMINICAN REPUBLIC 1,046,811
ECUADOR - 0.3%
200,000 (a) Corp Quiport SA 9.000 12/15/37 219,500
260,000 (a) Ecuador Government International Bond 6.900 07/31/35 238,550
400,000 (a) Ecuador Government International Bond 9.250 01/29/39 410,600
TOTAL ECUADOR 868,650
EGYPT - 0.2%
220,000 (a) Egypt Government International Bond 7.300 09/30/33 219,290
205,000 (a) Egypt Government International Bond 8.875 05/29/50 204,210
225,000 (a) Egypt Government International Bond 8.500 01/31/47 220,015
TOTAL EGYPT 643,515
EL SALVADOR - 0.1%
200,000 (a) Comision Ejecutiva Hidroelectrica del Rio Lempa 8.650 01/24/33 211,224
150,000 (a) El Salvador Government International Bond 4.000 04/17/30 6,000
150,000 (a) El Salvador Government International Bond 9.650 11/21/54 171,811
TOTAL EL SALVADOR 389,035

Portfolio of Investments June 30, 2026
(continued)
NMAI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINLAND - 0.1%
$ 400,000 (a),(n) Nordea Bank Abp 6.750% 11/10/74 $ 404,094
TOTAL FINLAND 404,094
FRANCE - 1.5%
1,605,000 (a),(d) Altice France SA 6.500 04/15/32 1,551,108
302,000 (a),(n) BNP Paribas SA 7.750 02/16/71 316,355
200,000 (a),(n) BNP Paribas SA 9.250 05/17/75 209,496
610,000 (a),(n) BNP Paribas SA 8.500 02/14/75 643,263
625,000 (a),(n) BNP Paribas SA 8.000 08/22/74 670,655
409,000 (a),(n) BNP Paribas SA 7.375 03/10/75 426,102
200,000 (a),(n) BNP Paribas SA 7.450 12/27/74 206,354
400,000 (a),(n) BNP Paribas SA 7.200 10/17/74 402,508
55,000 (a) BPCE SA 5.417 01/13/37 53,878
507,000 (a),(n) Credit Agricole SA 6.700 12/23/73 508,284
403,000 (a),(n) Credit Agricole SA 7.125 12/23/74 415,190
570,000 (a) Iliad Holding SAS 8.500 04/15/31 603,878
454,000 (a),(n) Societe Generale SA 9.375 05/22/75 477,537
205,000 (a),(n) Societe Generale SA 8.500 09/25/74 225,582
410,000 (a),(n) Societe Generale SA 7.125 07/15/74 407,348
495,000 (a),(n) Societe Generale SA 10.000 05/14/75 540,203
TOTAL FRANCE 7,657,741
GERMANY - 0.4%
600,000 (n) Deutsche Bank AG, Reg S 8.130 04/30/73 633,737
1,070,000 (a) IHO Verwaltungs GmbH 8.000 11/15/32 1,112,037
475,000 (a) ZF North America Capital Inc 7.500 03/24/31 478,203
TOTAL GERMANY 2,223,977
GHANA - 0.1%
103,495 (a) Ghana Government International Bond 5.000 07/03/29 102,024
367,320 (a) Ghana Government International Bond 5.000 07/03/35 340,762
200,000 (a) Kosmos Energy Ltd 7.500 03/01/28 190,245
GHS 2,600,000
Republic of Ghana Government Bonds , (cash 4.700%, PIK
5.000%) 9.700 02/05/36 171,376
TOTAL GHANA 804,407
GUATEMALA - 0.0%
200,000 (a) CT Trust 5.125 02/03/32 190,044
200,000 (a) Guatemala Government Bond 3.700 10/07/33 177,698
TOTAL GUATEMALA 367,742
HUNGARY - 0.1%
HUF 50,000,000 Hungary Government Bond 4.500 03/23/28 159,150
HUF 35,000,000 Hungary Government Bond 4.750 11/24/32 110,599
210,000 (a) Hungary Government International Bond 5.500 03/26/36 210,723
200,000 (a) Hungary Government International Bond 5.375 09/26/30 202,827
TOTAL HUNGARY 683,299
INDIA - 0.1%
200,000 (a) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 180,061
200,000 (a) IIFL Finance Ltd 7.600 09/10/29 200,959
200,000 (a) IRB Infrastructure Developers Ltd 7.110 03/11/32 202,624
200,000 (a) Muthoot Finance Ltd 6.375 04/23/29 200,248
200,000
(a) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries 4.500 07/14/28 193,490
200,000 (a) Sammaan Capital Ltd 7.500 10/16/30 202,112
TOTAL INDIA 1,179,494
INDONESIA - 0.3%
200,000 (a) Freeport Indonesia PT 5.315 04/14/32 198,735
200,000 (a) Indika Energy Tbk PT 8.750 05/07/29 202,238
200,000 Indonesia Government International Bond 5.030 05/29/31 200,803
IDR 2,702,000,000 Indonesia Treasury Bond 7.000 09/15/30 149,532
IDR 1,110,000,000 Indonesia Treasury Bond 6.625 02/15/34 59,566
200,000 (a) Medco Maple Tree Pte Ltd 8.960 04/27/29 206,335
200,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Reg S 5.250 05/15/47 172,487

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDONESIA
$ 335,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Reg S 3.875% 07/17/29 $ 323,065
TOTAL INDONESIA 1,512,761
IRELAND - 0.2%
636,000 (k) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 658,382
450,000 (k) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.500 01/31/56 455,805
TOTAL IRELAND 1,114,187
ISRAEL - 0.1%
200,000 (a),(n) Bank Hapoalim BM, Reg S 3.255 01/21/32 198,007
325,000 (n) Bank Leumi Le-Israel BM, Reg S 5.740 09/09/36 322,717
TOTAL ISRAEL 520,724
JAMAICA - 0.1%
225,000 (a) Montego Bay Airport Revenue Finance Ltd 6.600 06/15/35 223,040
TOTAL JAMAICA 223,040
JAPAN - 0.1%
200,000 (n) Nomura Holdings Inc 7.000 01/15/75 205,103
TOTAL JAPAN 205,103
KAZAKHSTAN - 0.0%
200,000 (a) Baiterek National Investment Holding JSC 5.200 05/06/33 198,630
KZT 34,000,000 Kazakhstan Treasury Bill - MEKKAM 0.000 05/08/27 62,803
TOTAL KAZAKHSTAN 261,433
LUXEMBOURG - 0.1%
100,000 (a) Altice France Lux 3 / Altice Holdings 1 9.500 11/01/29 101,512
285,000 (a) Altice France Lux 3 / Altice Holdings 1 10.000 01/15/33 280,319
TOTAL LUXEMBOURG 381,831
MALAYSIA - 0.0%
MYR 200,000 Malaysia Government Bond 4.762 04/07/37 53,400
MYR 400,000 Malaysia Government Bond 4.254 05/31/35 102,754
TOTAL MALAYSIA 156,154
MEXICO - 1.0%
300,000 (a),(n) Banco Mercantil del Norte SA/Grand Cayman 7.625 10/06/74 301,118
509,800 (a),(n) Banco Mercantil del Norte SA/Grand Cayman 8.750 02/20/73 526,384
200,000 (a),(n) Banco Mercantil del Norte SA/Grand Cayman 8.375 02/20/75 204,800
200,000 (a) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.720 08/11/31 198,310
225,000 (a),(n) Banco Nacional de Mexico SA 6.697 08/07/36 221,603
350,000 (a) Borr IHC Ltd / Borr Finance LLC 9.000 01/15/34 338,460
298,000 (a) Cemex SAB de CV 7.200 09/10/74 310,039
100,000 Cemex SAB de CV 5.750 06/05/36 99,650
200,000 (a) Comision Federal de Electricidad 6.125 06/16/45 181,700
200,000 (a) Comision Federal de Electricidad 0.000 01/28/34 195,798
200,000 (a) COX Asset Mexico SA de CV 7.125 01/08/32 202,718
200,000 (a) Fibra SOMA Trust F/6185 7.125 05/28/36 198,836
200,000 (a) Grupo Aeromexico SAB de CV 8.625 11/15/31 205,000
MXN 4,980,000 Mexican Bonos 7.750 05/29/31 276,630
200,000 Mexico Government International Bond 4.280 08/14/41 157,200
250,000 Mexico Government International Bond 6.400 05/07/54 235,250
250,000 Mexico Government International Bond 5.625 09/22/35 242,875
200,000 Mexico Government International Bond 6.250 08/27/37 200,059
200,000 (a) Nemak SAB de CV 3.625 06/28/31 172,933
200,000 (a) Orbia Advance Corp SAB de CV 2.875 05/11/31 166,148
200,000 Petroleos Mexicanos 6.750 09/21/47 171,192
200,000 Petroleos Mexicanos 6.950 01/28/60 168,212
TOTAL MEXICO 4,974,915
MOROCCO - 0.0%
200,000 (a) Morocco Government International Bond 5.500 12/11/42 190,428
225,000 (a) Morocco Government International Bond 3.000 12/15/32 197,225
200,000 (a) OCP SA 5.125 06/23/51 161,941
TOTAL MOROCCO 549,594

Portfolio of Investments June 30, 2026
(continued)
NMAI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NETHERLANDS - 0.3%
$ 765,000 (n) ING Groep NV 7.000% 11/16/74 $ 787,177
526,000 (n) ING Groep NV, Reg S 7.500 05/16/72 542,471
TOTAL NETHERLANDS 1,329,648
NIGERIA - 0.2%
275,000 (a) Nigeria Government International Bond 10.375 12/09/34 326,450
200,000 (a) Nigeria Government International Bond 8.631 01/13/36 216,738
NGN 130,000,000 (b) Nigeria OMO Bill 0.000 08/18/26 91,685
TOTAL NIGERIA 634,873
NORWAY - 0.0%
120,000 (a) DNB Bank ASA 4.832 03/30/32 119,572
TOTAL NORWAY 119,572
PAKISTAN - 0.1%
200,000 (a) Veon Midco BV 7.450 06/01/33 199,507
TOTAL PAKISTAN 199,507
PANAMA - 0.0%
200,000 (a) Aeropuerto Internacional de Tocumen SA 5.125 08/11/61 169,796
200,000 (a) Empresa de Transmision Electrica SA 5.125 05/02/49 160,230
151,296 (a) UEP Penonome II SA 2020 1 6.500 10/01/38 135,713
TOTAL PANAMA 465,739
PARAGUAY - 0.0%
200,000 (a) Paraguay Government International Bond 6.000 02/09/36 208,890
TOTAL PARAGUAY 208,890
PERU - 0.1%
200,000 (a) Auna SA / Oncosalud SAC 8.750 11/06/32 200,380
200,000 (a) Banco Internacional del Peru SAA Interbank 6.397 04/30/35 205,820
PEN 250,000 (a) Peruvian Government International Bond 5.400 08/12/34 71,358
200,000 (a) Petroleos del Peru SA 4.750 06/19/32 170,144
165,000 (a) Volcan Cia Minera SAA 8.500 10/28/32 170,726
TOTAL PERU 818,428
POLAND - 0.0%
PLN 525,000 Republic of Poland Government Bond 2.750 10/25/29 133,085
PLN 375,000 Republic of Poland Government Bond 6.000 10/25/33 105,786
PLN 550,000 Republic of Poland Government Bond 5.000 10/25/34 145,172
90,000 Republic of Poland Government International Bond 5.500 04/04/53 85,174
100,000 Republic of Poland Government International Bond 5.375 02/12/35 102,041
TOTAL POLAND 571,258
REPUBLIC OF SERBIA - 0.1%
200,000 (a) Serbia International Bond 6.500 09/26/33 211,025
200,000 (a) Telecommunications co Telekom Srbija AD Belgrade 7.250 05/18/31 199,490
TOTAL REPUBLIC OF SERBIA 410,515
ROMANIA - 0.3%
RON 800,000 Romania Government Bond 7.100 07/31/34 178,451
EUR 185,000 (a) Romanian Government International Bond 5.250 05/30/32 215,283
102,000 (a) Romanian Government International Bond 5.875 01/30/29 102,816
310,000 (a) Romanian Government International Bond 5.750 03/24/35 300,132
450,000 (a) Romanian Government International Bond 5.750 07/04/36 430,314
TOTAL ROMANIA 1,226,996
RWANDA - 0.1%
300,000 (a) Rwanda International Government Bond 5.500 08/09/31 286,764
TOTAL RWANDA 286,764
SAUDI ARABIA - 0.2%
200,000 Arabian Centres Sukuk IV Ltd, Reg S 8.875 12/04/30 201,413
200,000 Saudi Arabian Oil Co, Reg S 4.250 04/16/39 176,407
200,000 Saudi Awwal Bank, Reg S 5.947 09/04/35 198,488
385,000 Saudi Government International Bond, Reg S 3.750 01/21/55 268,051
200,000 (a) Saudi Government International Bond 5.625 01/13/35 206,938
200,000 SNB Funding Ltd, Reg S 6.000 06/24/35 201,298
TOTAL SAUDI ARABIA 1,252,595

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SENEGAL - 0.0%
$ 215,000 Senegal Government International Bond, Reg S 6.750% 03/13/48 $ 111,268
200,000 (a) Senegal Government International Bond 6.750 03/13/48 103,505
TOTAL SENEGAL 214,773
SOUTH AFRICA - 0.4%
200,000 (a) Bidvest Group UK PLC/The 6.200 09/17/32 201,715
250,000 (a) Eskom Holdings 8.450 08/10/28 262,774
ZAR 1,050,000 Republic of South Africa Government Bond 8.500 01/31/37 63,791
ZAR 3,875,000 Republic of South Africa Government Bond 8.875 02/28/35 245,030
200,000 Republic of South Africa Government International Bond 5.375 07/24/44 169,218
200,000 (a) Republic of South Africa Government International Bond 7.100 11/19/36 214,638
200,000 (a) Sasol Financing USA LLC 8.750 04/10/33 207,000
TOTAL SOUTH AFRICA 1,364,166
SPAIN - 0.5%
440,000 (n) Banco Bilbao Vizcaya Argentaria SA 6.125 02/16/75 441,906
473,000 (n) Banco Bilbao Vizcaya Argentaria SA 9.375 12/19/74 516,532
200,000 (n) Banco Bilbao Vizcaya Argentaria SA 7.750 04/14/75 210,575
200,000 (n) Banco Bilbao Vizcaya Argentaria SA 7.125 08/08/74 202,560
800,000 (n) Banco Santander SA 8.000 11/01/73 863,220
600,000 (n) Banco Santander SA 9.625 02/21/75 707,162
200,000 (n) Banco Santander SA 7.250 09/03/74 203,293
TOTAL SPAIN 3,145,248
SRI LANKA - 0.0%
129,323 (a) Sri Lanka Government International Bond 3.350 03/15/33 124,286
79,065 (a) Sri Lanka Government International Bond 3.600 02/15/38 79,839
56,938 (a) Sri Lanka Government International Bond 3.600 06/15/35 47,480
TOTAL SRI LANKA 251,605
SUPRANATIONAL - 0.0%
INR 12,500,000 European Bank for Reconstruction & Development 6.300 10/26/27 129,777
TOTAL SUPRANATIONAL 129,777
SWITZERLAND - 0.9%
1,000,000 (c) Credit Suisse Group AG 0.000 01/17/72 340,000
1,645,000 (c) Credit Suisse Group AG 7.250 03/12/72 559,300
300,000 (c) Credit Suisse Group AG 6.380 02/21/72 102,000
575,000 (c) Credit Suisse Group AG 7.500 06/11/72 195,500
735,000 (c) Credit Suisse Group AG 7.500 01/17/72 249,900
521,000 (a),(n) UBS Group AG 9.250 05/13/75 601,834
499,000 (a),(n) UBS Group AG 9.250 05/13/75 537,100
484,000 (a),(n) UBS Group AG 7.750 04/12/75 510,037
1,140,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375 02/01/30 1,084,748
560,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 566,910
TOTAL SWITZERLAND 4,747,329
THAILAND - 0.0%
200,000 (a),(n) Bangkok Bank PCL/Hong Kong 3.466 09/23/36 181,623
TOTAL THAILAND 181,623
TRINIDAD AND TOBAGO - 0.1%
200,000 (a) Trinidad Generation UnLtd 7.750 06/16/33 210,250
TOTAL TRINIDAD AND
TOBAGO
210,250
TURKEY - 0.4%
200,000 (a),(n) Akbank TAS 0.000 08/19/74 192,909
200,000 (a) Limak Cimento Sanayi ve Ticaret AS 9.750 07/25/29 202,172
200,000 (a) Sisecam UK PLC 8.375 01/23/33 203,013
225,000 (a) Turk Telekomunikasyon AS 6.950 10/07/32 222,679
250,000 Turkiye Government International Bond 6.000 01/14/41 220,859
200,000 Turkiye Government International Bond 7.125 07/17/32 204,914
200,000 Turkiye Government International Bond 6.375 05/22/31 199,767
200,000 (a) Turkiye Ihracat Kredi Bankasi AS 6.375 01/15/31 194,986
200,000 (a) Turkiye Is Bankasi AS 7.575 02/05/37 196,296
200,000 (a) Ulker Biskuvi Sanayi AS 7.875 07/08/31 204,281

Portfolio of Investments June 30, 2026
(continued)
NMAI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TURKEY
$ 200,000 (a) Yapi ve Kredi Bankasi AS 9.250% 01/17/34 $ 207,212
TOTAL TURKEY 2,249,088
UGANDA - 0.0%
UGX 353,000,000 Republic of Uganda Government Bonds 14.250 06/22/34 91,744
TOTAL UGANDA 91,744
UKRAINE - 0.0%
150,000 (a) Ukraine Government International Bond 4.500 02/01/36 102,300
311,275 (a),(b) Ukraine Government International Bond 0.000 02/01/35 186,298
67,730 (a),(b) Ukraine Government International Bond 0.000 02/01/36 40,469
TOTAL UKRAINE 329,067
UNITED ARAB EMIRATES - 0.1%
400,000 Emirate of Dubai Government International Bonds, Reg S 3.900 09/09/50 285,649
203,739 (a) Galaxy Pipeline Assets Bidco Ltd 2022 2022 2.940 09/30/40 169,010
200,000 (a) Ittihad International II Ltd 7.375 11/13/30 201,831
178,826 (a) Sweihan PV Power Co PJSC 2022 1 3.625 01/31/49 146,253
TOTAL UNITED ARAB EMIRATES 802,743
UNITED KINGDOM - 2.1%
1,255,000 (a),(k) Ardonagh Group Finance Ltd 8.875 02/15/32 1,219,162
388,000 (n) Barclays PLC 8.000 12/15/74 407,516
1,092,000 (n) Barclays PLC 9.625 03/15/73 1,210,899
200,000 (n) Barclays PLC 7.625 06/15/75 209,054
275,000 (n) HSBC Holdings PLC 6.950 08/27/74 279,863
695,000 (n) HSBC Holdings PLC 6.950 03/11/75 720,128
249,000 (n) HSBC Holdings PLC 6.750 09/24/74 251,114
453,000 (n) HSBC Holdings PLC 8.000 09/07/74 468,851
394,000 (n) HSBC Holdings PLC 6.875 03/11/75 403,732
771,000 (n) Lloyds Banking Group PLC 8.000 06/27/75 820,660
221,000 (n) Lloyds Banking Group PLC 6.750 12/27/73 227,134
760,000 (a) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 641,283
570,000 (a) Motion Bondco DAC 6.625 11/15/27 551,484
882,000 (n) NatWest Group PLC 8.125 06/30/75 976,192
442,000 (n) NatWest Group PLC 7.300 12/31/73 460,210
343,000 (a),(n) Standard Chartered PLC 7.750 02/15/75 352,381
200,000 (n) Standard Life PLC, Reg S 8.500 12/12/72 212,590
365,000 Vodafone Group PLC 7.000 04/04/79 378,523
TOTAL UNITED KINGDOM 9,790,776
URUGUAY - 0.0%
175,000 Uruguay Government International Bond 5.442 02/14/37 179,463
UYU 6,200,000 Uruguay Government International Bond 8.250 05/21/31 160,415
TOTAL URUGUAY 339,878
UZBEKISTAN - 0.1%
200,000 (a) Republic of Uzbekistan International Bond 6.900 02/28/32 213,382
TOTAL UZBEKISTAN 213,382
TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
(Cost $77,537,383) 76,038,036
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
49414445 MORTGAGE-BACKED SECURITIES - 9.8% (6.9% of Total Investments) 49414445
AGENCY COLLAT CMO - 0.3%
675,312 Government National Mortgage Association, Series 2013 188 2.500 12/20/43 600,270
274,786 Government National Mortgage Association, Series 2022 124 4.000 07/20/52 229,924
495,192 Government National Mortgage Association, Series 2022 174 4.500 09/20/52 453,251
435,441 Government National Mortgage Association, Series 2023 111 3.000 02/20/52 301,783
TOTAL AGENCY COLLAT CMO 1,585,228
AGENCY COLLAT SUPP CMO - 0.2%
1,277,440 Freddie Mac REMICS, Series 2021 5160 3.000 09/25/50 942,761
253,586 Government National Mortgage Association, Series 2021 209 3.000 11/20/51 185,659
TOTAL AGENCY COLLAT SUPP CMO 1,128,420

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 0.9%
$ 100,000 (a),(j) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 1.750%)
5.375% 06/15/35 $ 100,184
400,000 (a),(j) ARES Commercial Mortgage Trust 2024-IND, Series 2024 IND,
(TSFR1M + 1.692%)
7.012 07/15/41 401,201
420,000 (j) BANK 2019-BNK24, Series 2019 BN24 3.283 11/15/62 388,033
278,553 (a),(j) BX Commercial Mortgage Trust 2025-BCAT, Series 2025 BCAT,
(TSFR1M + 1.380%)
5.730 08/15/42 279,503
130,000 CD 2017-CD5 Mortgage Trust, Series 2017 CD5 3.431 08/15/50 128,067
48,445 (j) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
3.758 04/10/48 46,794
250,000 (j) Citigroup Commercial Mortgage Trust 2018-B2, Series 2018 B2 4.179 03/10/51 245,392
285,000 (a),(j) ELP Commercial Mortgage Trust, Series 2025 ELP 4.757 11/13/42 281,410
395,808 (a) EQT Trust 2024-EXTR, Series 2024 EXTR 5.331 07/05/41 399,051
250,000 GS Mortgage Securities Trust 2019-GC42, Series 2019 GC42 3.001 09/10/52 235,905
250,000 (a),(j) Houston Galleria Mall Trust 2025-HGLR, Series 2025 HGLR 5.644 02/05/45 255,929
510,000 (a) Hudson Yards 2019-30HY Mortgage Trust, Series 2019 30HY 3.228 07/10/39 484,334
250,000 (a) ICNQ 2024-MF Mortgage Trust, Series 2024 MF 5.778 12/10/34 254,739
250,000 (a),(j) IP 2025-IP Mortgage Trust, Series 2025 IP 5.425 06/10/42 251,184
250,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2025-
NSLB, Series 2025 NSLB
6.234 06/05/42 256,888
80,707 JPMDB Commercial Mortgage Securities Trust 2018-C8, Series
2018 C8
3.944 06/15/51 79,624
500,000 (j) UBS Commercial Mortgage Trust 2017-C7, Series 2017 C7 4.061 12/15/50 487,251
TOTAL COMMERCIAL MBS 4,575,489
FGLMC COLLATERAL - 0.0%
26,794 Freddie Mac Gold Pool, FG U99084 4.500 02/01/44 26,447
TOTAL FGLMC COLLATERAL 26,447
GNMA2 COLLATERAL - 0.3%
258,252 Ginnie Mae II Pool, G2 MA7419, Series 2021 MTGE 3.000 06/20/51 229,544
328,033 Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3.000 12/20/51 291,564
415,335 (k) Ginnie Mae II Pool, G2 MA7871, Series 2022 1 2.500 02/20/52 347,942
61,852 Ginnie Mae II Pool, G2 MA8149 3.500 07/20/52 56,442
256,009 Ginnie Mae II Pool, G2 MA8200 4.000 08/20/52 240,137
212,936 Ginnie Mae II Pool, G2 MA8428 5.000 11/20/52 211,205
246,103 Ginnie Mae II Pool, G2 MA8724 4.500 03/20/53 238,074
TOTAL GNMA2 COLLATERAL 1,614,908
UMBS COLLATERAL - 5.6%
928,056 Fannie Mae Pool, FN MA4733 4.500 09/01/52 895,792
1,410,401 Fannie Mae Pool, FN FS1535 3.000 04/01/52 1,245,064
1,056,311 (k) Fannie Mae Pool, FN FS1533 3.000 04/01/52 932,234
723,464 Fannie Mae Pool, FN FS0522 2.500 02/01/52 616,715
410,632 (k) Fannie Mae Pool, FN BW3383 4.500 07/01/52 396,491
154,437 Fannie Mae Pool, FN CB2795 3.000 02/01/52 134,983
1,256,764 (k) Fannie Mae Pool, FN CB1301 2.500 08/01/51 1,072,470
2,065,218 (k) Fannie Mae Pool, FN MA5353 5.500 05/01/54 2,081,889
3,917,136 (k) Fannie Mae Pool, FN BW3382 4.500 07/01/52 3,787,919
576,347 Fannie Mae Pool, FN MA4578 2.500 04/01/52 484,853
989,746 Fannie Mae Pool, FN MA5497 5.500 10/01/54 994,121
1,450,588 (k) Fannie Mae Pool, FN MA4737, Series 2022 1 5.000 08/01/52 1,437,188
1,339,902 Fannie Mae Pool, FN MA4783 4.000 10/01/52 1,255,456
551,502 (k) Fannie Mae Pool, FN MA4785 5.000 10/01/52 546,180
230,261 Fannie Mae Pool, FN MA4805, Series 2022 1 4.500 11/01/52 222,108
854,355 (k) Fannie Mae Pool, FN MA4918 5.000 02/01/53 845,647
322,258 Fannie Mae Pool, FN MA4919 5.500 02/01/53 325,683
539,605 Fannie Mae Pool, FN MA4942 6.000 03/01/53 555,191
851,256 (k) Fannie Mae Pool, FN MA4978 5.000 04/01/53 841,768
327,135 Fannie Mae Pool, FN MA5009 5.000 05/01/53 323,305
657,106 (k) Fannie Mae Pool, FN MA5039 5.500 06/01/53 663,837
150,934 Fannie Mae Pool, FN MA5105 4.500 08/01/53 145,378
250,713 Fannie Mae Pool, FN MA5106 5.000 08/01/53 247,755
97,654 Fannie Mae Pool, FN MA5107 5.500 08/01/53 98,409
2,422,404 (k) Fannie Mae Pool, FN MA5165 5.500 10/01/53 2,439,112

Portfolio of Investments June 30, 2026
(continued)
NMAI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UMBS COLLATERAL (continued)
$ 160,842 Fannie Mae Pool, FN MA5247 6.000% 01/01/54 $ 164,560
418,237 (k) Fannie Mae Pool, FN FS7299 3.000 05/01/52 369,212
1,144,246 (k) Fannie Mae Pool, FN CB3905 3.500 06/01/52 1,039,071
1,419,782 Freddie Mac Pool, FR RA9629 5.500 08/01/53 1,432,357
1,235,620 (k) Freddie Mac Pool, FR RA6766 2.500 02/01/52 1,055,141
787,230 (k) Freddie Mac Pool, FR QE5382 4.500 07/01/52 761,262
167,010 Freddie Mac Pool, FR SD8329 5.000 06/01/53 165,017
683,957 (k) Freddie Mac Pool, FR SD8288 5.000 01/01/53 677,216
47,168 Freddie Mac Pool, FR SD4999 5.000 08/01/53 46,637
TOTAL UMBS COLLATERAL 28,300,021
WL COLLAT SUPPORT CMO - 1.3%
69,054 (a),(j) Bayview MSR Opportunity Master Fund Trust 2021-INV4, Series
2021 4
2.500 10/25/51 56,737
722,919 (a),(j) GS Mortgage-Backed Securities Corp Trust 2022-PJ2, Series
2022 PJ2
3.000 06/25/52 616,958
256,526 (a),(j) GS Mortgage-Backed Securities Trust 2021-PJ10, Series 2021
PJ10
2.500 03/25/52 210,616
378,840 (a),(j) GS Mortgage-Backed Securities Trust 2022-GR2, Series 2022
GR2
3.000 08/26/52 323,331
422,638 (a),(j) GS Mortgage-Backed Securities Trust 2022-INV1, Series 2022
INV1
3.000 07/25/52 361,371
224,521 (a),(j) GS Mortgage-Backed Securities Trust 2022-PJ5, Series 2022
PJ5
3.000 10/25/52 192,033
222,014 (a),(j) GS Mortgage-Backed Securities Trust 2023-PJ1, Series 2023
PJ1
3.500 02/25/53 195,911
361,128 (a),(j) J.P. Morgan Mortgage Trust 2021-15, Series 2021 15 2.500 06/25/52 295,803
297,657 (a),(j) J.P. Morgan Mortgage Trust 2022-4, Series 2022 4 3.000 10/25/52 254,028
593,820 (a),(j) J.P. Morgan Mortgage Trust 2022-6, Series 2022 6 3.000 11/25/52 505,671
457,796 (a),(j) J.P. Morgan Mortgage Trust 2022-INV3, Series 2022 INV3 3.000 09/25/52 390,862
111,788 (a),(j) J.P. Morgan Mortgage Trust 2022-LTV2, Series 2022 LTV2 3.500 09/25/52 98,504
512,824 (a),(j) JP Morgan Mortgage Trust, Series 2024 3 3.000 05/25/54 437,657
1,025,545 (a),(j) JP Morgan Mortgage Trust 2022-2, Series 2022 2 3.000 08/25/52 875,279
644,071 (a),(j) JP Morgan Mortgage Trust 2022-3, Series 2022 3 3.000 08/25/52 549,668
258,452 (a),(j) OBX 2022-INV5 Trust, Series 2022 INV5 4.000 10/25/52 235,137
580,547 (a),(j) RCKT Mortgage Trust 2022-2, Series 2022 2 2.500 02/25/52 476,995
75,210 (a),(j) RCKT Mortgage Trust 2022-3, Series 2022 3 3.000 05/25/52 64,190
156,549 (a),(j) RCKT Mortgage Trust 2022-4, Series 2022 4 3.500 06/25/52 139,264
155,927 (a),(j) Wells Fargo Mortgage Backed Securities 2022-2 Trust, Series
2022 2
2.500 12/25/51 128,021
109,656 (a),(j) Wells Fargo Mortgage Backed Securities 2022-INV1 Trust,
Series 2022 INV1
3.000 03/25/52 93,657
TOTAL WL COLLAT SUPPORT CMO 6,501,693
WL COLLATERAL CMO - 1.2%
475,000 (a),(j) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 7.000%)
10.628 04/25/42 496,093
500,000 (a),(j) Connecticut Avenue Securities Trust 2023-R01, Series 2023
R01, (SOFR30A + 3.750%)
7.378 12/25/42 518,028
935,000 (a),(j) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 3.100%)
6.728 06/25/43 966,635
695,000 (a),(j) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 2.700%)
6.328 07/25/43 711,180
210,000 (a),(j) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 3.900%)
9.188 07/25/43 219,702
90,222 (a),(j) Flagstar Mortgage Trust 2021-10INV, Series 2021 10IN 3.494 10/25/51 75,319
285,000 (a),(j) Freddie Mac STACR REMIC Trust 2023-DNA1, Series 2023
DNA1, (SOFR30A + 3.100%)
6.761 03/25/43 294,286
268,856 (a),(j) GS Mortgage-Backed Securities Trust 2022-HP1, Series 2022
HP1
3.000 09/25/52 229,463
1,334,896 (a),(j) JP Morgan Mortgage Trust 2022-LTV1, Series 2022 LTV1 3.250 07/25/52 1,186,673
500,000 (a),(j) OBX 2026-NQM6 Trust, Series 2026 NQM6 5.814 04/26/66 496,005
103,737 (a),(j) Sequoia Mortgage Trust 2025-S2, Series 2025 S2 4.000 11/25/55 95,417
150,000 (a),(j) Verus Securitization Trust 2025-12, Series 2025 12 5.760 12/25/70 148,607

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WL COLLATERAL CMO (continued)
$ 101,655 (a),(j) Wells Fargo Mortgage Backed Securities 2021-2 Trust, Series
2021 2
2.500% 06/25/51 $ 83,462
182,760 (a),(j) Wells Fargo Mortgage Backed Securities 2022-INV1 Trust,
Series 2022 INV1
3.500 03/25/52 161,369
TOTAL WL COLLATERAL CMO 5,682,239
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $50,484,109) 49,414,445
SHARES DESCRIPTION RATE VALUE
5062385 PREFERRED STOCK - 1.0% (0.7% of Total Investments) 5062385
BANKS - 0.2%
6,772 Fifth Third Bancorp 7.671 170,722
7,350 First Horizon Corp 6.750 183,603
8,825 KeyCorp 6.125 219,566
18,675 KeyCorp 6.200 465,755
2,425 KeyCorp 5.625 49,882
2,238 KeyCorp 5.650 46,707
1,475 Pinnacle Financial Partners, Inc 8.397 39,648
TOTAL BANKS 1,175,883
FINANCIAL SERVICES - 0.4%
12,675 Bank of New York Mellon Corp 6.150 319,537
7,550 Equitable Holdings, Inc 5.250 145,262
4,206 Morgan Stanley 7.125 106,075
11,750 Morgan Stanley 6.625 298,450
11,775 Morgan Stanley 6.500 296,612
16,725 Morgan Stanley 6.875 419,798
4,923 Synchrony Financial 5.625 91,420
10,218 Voya Financial, Inc 5.350 238,181
TOTAL FINANCIAL SERVICES 1,915,335
FOOD, BEVERAGE & TOBACCO - 0.1%
10,571 CHS, Inc 7.100 261,209
12,518 CHS, Inc 6.750 302,185
TOTAL FOOD, BEVERAGE & TOBACCO 563,394
INSURANCE - 0.3%
6,075 American National Group, Inc 7.375 142,580
8,200 Aspen Insurance Holdings Ltd 5.625 153,012
4,550 Aspen Insurance Holdings Ltd 7.125 105,924
2,875 Assurant, Inc 5.250 54,625
19,836 Athene Holding Ltd 6.350 479,635
15,057 Enstar Group Ltd 7.000 319,208
5,959 Reinsurance Group of America, Inc 7.125 152,789
TOTAL INSURANCE 1,407,773
TOTAL PREFERRED STOCK
(Cost $5,336,112) 5,062,385
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
33790020 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.7% (4.7% of Total Investments) 33790020
105,000 (h) CoBank ACB 6.250 N/A 105,053
445,000 (h) CoBank ACB 6.450 N/A 446,113
93,000 (h) CoBank ACB 7.250 N/A 94,576
250,000 (h) CoBank ACB 6.750 N/A 251,784
152,000 (a),(h) Farm Credit Bank of Texas 6.200 N/A 151,969
136,000 (h) Farm Credit Bank of Texas 7.000 N/A 138,720
416,560 (o) United States Treasury Inflation Indexed Bonds 1.375 07/15/33 399,565
788,039 (k),(o) United States Treasury Inflation Indexed Bonds 2.375 10/15/28 796,427
276,183 (o) United States Treasury Inflation Indexed Bonds 1.750 01/15/34 269,838
725,180 (o) United States Treasury Inflation Indexed Bonds 0.875 01/15/29 705,421
620,691 (o) United States Treasury Inflation Indexed Bonds 1.875 07/15/34 611,740
407,357 (o) United States Treasury Inflation Indexed Bonds 1.625 10/15/29 404,481
949,446 (k),(o) United States Treasury Inflation Indexed Bonds 2.125 01/15/35 947,208

Portfolio of Investments June 30, 2026
(continued)
NMAI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
$ 967,411 (k),(o) United States Treasury Inflation Indexed Bonds 1.625% 04/15/30 $ 955,596
824,288 (k),(o) United States Treasury Inflation Indexed Bonds 1.875 07/15/35 806,001
112,348 (o) United States Treasury Inflation Indexed Bonds 1.125 04/15/31 108,845
625,000 (o) United States Treasury Inflation Indexed Bonds 1.875 01/15/36 606,966
416,227 (o) United States Treasury Inflation Indexed Bonds 1.250 04/15/28 409,461
55,130 (o) United States Treasury Inflation Indexed Bonds 0.375 01/15/27 54,406
417,788 (o) United States Treasury Inflation Indexed Bonds 0.750 07/15/28 408,466
857,017 (o) United States Treasury Inflation Indexed Bonds 0.125 07/15/30 800,670
323,502 (o) United States Treasury Inflation Indexed Bonds 0.125 01/15/30 303,762
149,710 (o) United States Treasury Inflation Indexed Bonds 0.375 07/15/27 147,205
438,656 (o) United States Treasury Inflation Indexed Bonds 0.500 01/15/28 427,411
288,187 (o) United States Treasury Inflation Indexed Bonds 1.125 10/15/30 279,813
894,136 (k),(o) United States Treasury Inflation Indexed Bonds 1.125 01/15/33 845,659
403,635 (o) United States Treasury Inflation Indexed Bonds 2.125 04/15/29 404,732
572,930 (o) United States Treasury Inflation Indexed Bonds 0.625 07/15/32 530,567
514,602 (o) United States Treasury Inflation Indexed Bonds 3.625 04/15/28 527,481
303,777 (k),(o) United States Treasury Inflation Indexed Bonds 3.875 04/15/29 318,943
375,128 (o) United States Treasury Inflation Indexed Bonds 3.375 04/15/32 403,797
198,646 (o) United States Treasury Inflation Indexed Bonds 1.750 01/15/28 197,254
465,198 (o) United States Treasury Inflation Indexed Bonds 2.500 01/15/29 471,014
730,522 (k),(o) United States Treasury Inflation Indexed Bonds 1.625 10/15/27 726,873
292,847 (k),(o) United States Treasury Inflation Indexed Bonds 0.250 07/15/29 279,283
1,023,144 (k),(o) United States Treasury Inflation Indexed Bonds 0.125 01/15/31 944,912
176,871 (o) United States Treasury Inflation Indexed Bonds 0.125 04/15/27 173,417
780,663 (k),(o) United States Treasury Inflation Indexed Bonds 0.125 01/15/32 706,681
993,736 (k),(o) United States Treasury Inflation Indexed Bonds 0.125 07/15/31 912,274
175,000 United States Treasury Note/Bond 3.750 11/30/32 169,750
1,380,000 United States Treasury Note/Bond 3.625 12/31/30 1,347,495
915,000 United States Treasury Note/Bond 3.500 01/15/29 900,310
210,100 United States Treasury Note/Bond 3.625 05/15/53 167,908
720,000 United States Treasury Note/Bond 4.125 02/15/36 702,450
210,000 United States Treasury Note/Bond 3.875 03/31/31 207,014
1,015,000 United States Treasury Note/Bond 4.000 11/15/35 981,854
445,700 United States Treasury Note/Bond 2.875 05/15/49 316,534
620,000 United States Treasury Note/Bond 4.375 11/15/39 602,175
235,000 United States Treasury Note/Bond 4.875 10/31/30 241,178
212,700 United States Treasury Note/Bond 3.875 08/15/33 206,834
2,415,000 United States Treasury Note/Bond 3.500 02/28/31 2,344,154
50,000 United States Treasury Note/Bond 4.625 05/31/31 50,896
449,400 United States Treasury Note/Bond 3.875 05/15/43 397,210
280,000 United States Treasury Note/Bond 4.250 08/15/35 276,434
60,000 United States Treasury Note/Bond 4.625 05/15/54 56,984
106,200 United States Treasury Note/Bond 4.000 02/15/34 103,752
690,000 United States Treasury Note/Bond 3.750 06/30/27 687,580
280,000 United States Treasury Note/Bond 4.125 06/30/32 276,095
785,000 United States Treasury Note/Bond 4.000 05/31/30 779,695
925,000 United States Treasury Note/Bond 4.125 05/31/32 918,388
285,000 United States Treasury Note/Bond 4.250 05/15/35 281,638
465,000 United States Treasury Note/Bond 4.750 05/15/55 451,068
545,000 United States Treasury Note/Bond 5.000 05/15/45 549,641
555,000 United States Treasury Note/Bond 4.875 08/15/45 550,772
80,000 United States Treasury Note/Bond 3.750 08/31/31 78,250
215,000 United States Treasury Note/Bond 3.875 08/15/34 207,668
1,180,000 United States Treasury Note/Bond 4.625 11/15/55 1,122,659
385,000 United States Treasury Note/Bond 3.750 10/31/32 373,615
370,000 United States Treasury Note/Bond 3.875 07/31/30 365,635
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $34,116,142) 33,790,020

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
48552895 VARIABLE RATE SENIOR LOAN INTERESTS - 9.6% (6.8% of Total Investments) 48552895
AUTOMOBILES & COMPONENTS - 0.1%
$ 34,316 (j) Adient US LLC, Term Loan B2, (TSFR1M + 2.000%) 5.644% 01/29/31 $ 34,298
272,687 (j) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.144 05/06/30 273,285
284,730 (j) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.144 01/28/32 285,353
88,767 (j) DexKo Global Inc., Term Loan B, (TSFR3M + 4.500%) 8.163 10/09/31 86,231
TOTAL AUTOMOBILES & COMPONENTS 679,167
CAPITAL GOODS - 1.1%
9,999 (j) ACProducts, Inc., First Lien First Out Term Loan, (TSFR3M +
5.500%)
9.232 11/14/31 10,230
140,540 (j) ACProducts, Inc., First Lien Second Out Term Loan, (TSFR3M +
5.500%)
9.232 11/14/31 124,483
20,000 (j),(m) ADI Global Distribution Funding LLC, Term Loan, (TBD) TBD TBD 20,075
2,083 (j),(p) Air Comm Corporation, LLC, Delayed Draw Term Loan 1.000 12/11/31 2,087
49,749 (j) Albion Financing 3 SARL, Term Loan, (TSFR3M + 3.000%) 6.632 05/21/31 49,935
116,708 (j) Allison Transmission, Inc., Incremental Term Loan B, (TSFR1M +
1.750%)
5.375 01/03/33 116,732
46,993 (j) Amentum Holdings, Inc., Term Loan B, (TSFR1M + 1.750%) 5.394 09/29/31 47,011
38,043 (j) American Trailer World Corp., Term Loan B, (TSFR1M +
3.750%)
7.494 03/03/28 25,873
77,536 (j),(q) Artera Services, LLC, Term Loan, (TSFR1M + 4.500%) 8.144 02/10/31 68,791
258,107 (j) Barnes Group Inc, Term Loan B, (TSFR1M + 2.500%) 6.144 01/27/32 258,471
111,720 (j) BCPE Empire Holdings, Inc., 10th Amendment Term Loan,
(TSFR1M + 3.500%)
7.144 12/29/32 110,556
73,626 (j) BCPE Empire Holdings, Inc., Term Loan B, (TSFR1M + 3.250%) 6.894 12/26/30 72,752
6,783 (j),(m),(p) BCPE HIPH Parent Inc, Term Loan, (TBD) TBD TBD 6,800
64,217 (j),(m) BCPE HIPH Parent Inc, Term Loan, (TBD) TBD TBD 64,377
100,000 (j),(m) Belden Inc, Term Loan, (TBD) TBD TBD 100,250
60,187 (j) Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 2.250%) 5.982 10/17/30 60,234
14,406 (j) Brand Industrial Services Inc, Term Loan B, (TSFR3M + 4.500%) 8.163 08/01/30 11,350
126,900 (j) Centuri Group, Inc, Refinance Term Loan B, (TSFR1M + 2.000%) 5.619 07/09/32 127,112
283,532 (j) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.000%) 6.644 09/08/32 284,028
81,578 (j) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6.182 03/18/30 81,681
107,424 (j) Columbus McKinnon Corporation, Term Loan B, (TSFR3M +
3.500%)
7.232 02/03/33 107,357
172,616 (j) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7.508 05/17/28 150,052
22,115 (j) Core & Main LP, Term Loan B, (TSFR3M + 2.000%) 5.656 07/27/28 22,147
40,194 (j) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 8.894 07/08/30 35,449
108,000 (j) Dycom Investments Inc, Term Loan B, (TSFR3M + 1.750%) 5.401 01/27/33 108,287
16,000 (j),(m) ESCO Technologies Inc, Term Loan, (TBD) TBD TBD 16,000
65,633 (j) Filtration Group Corporation, Term Loan, (TSFR1M + 2.500%) 6.144 10/23/28 65,744
96,442 (j) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 5.394 06/04/31 96,409
63,692 (j) Gibraltar Industries Inc, Term Loan B, (TSFR1M + 2.250%) 5.872 02/02/33 63,653
37,905 (j) Green Infrastructure Partners Inc, Term Loan B, (TSFR3M +
2.750%)
6.482 09/24/32 37,952
41,934 (j),(p) Kaman Corporation, Delayed Draw Term Loan 1.000 02/26/32 41,916
372,171 (j),(q) Kaman Corporation, Term Loan, (TSFR1M + 2.250%) 5.982 02/26/32 372,009
92,000 (j) LSF12 Helix Parent LLC, Term Loan B, (TSFR1M + 3.500%) 7.144 02/10/33 90,448
53,708 (j) Madison Safety & Flow LLC, First Lien Term Loan B, (Prime +
1.500%)
8.250 09/26/31 53,846
46,193 (j) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M +
2.750%)
6.394 03/28/31 45,689
48,000 (j) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 8.991 10/15/29 48,270
10,484 (j),(p) Pinnacle Buyer LLC, Delayed Draw Term Loan 2.500 10/01/32 10,517
54,380 (j) Pinnacle Buyer LLC, Term Loan, (TSFR3M + 2.500%) 6.182 10/01/32 54,550
251,512 (j) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 5.894 01/31/32 251,616
53,260 (j) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 5.894 04/14/31 53,280
68,000 (j) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5.644 04/30/32 67,974
104,213 (j) Resideo Funding Inc., Incremental Term Loan, (TSFR3M +
2.000%)
5.670 08/13/32 104,386
217,000 (j),(q) Resilience Parent LLC, First Lien Term Loan, (TSFR3M + 2.500%) 6.232 02/28/33 216,767
59,826 (j) Signia Aerospace LLC, Term Loan, (TSFR3M + 2.750%) 6.145 12/11/31 59,939
45,000 (j),(m) Skyshield US Bidco Ltd, Term Loan, (TBD) TBD TBD 45,042

Portfolio of Investments June 30, 2026
(continued)
NMAI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 124,688 (j) TK Elevator Midco GmbH, Term Loan B, (TSFR3M + 2.750%) 6.480% 04/30/30 $ 125,370
561,638 (j),(q) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6.377 04/30/30 564,738
164,214 (j) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6.144 01/20/32 164,418
310,403 (j) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6.144 02/28/31 310,810
241,347 (j) TransDigm, Inc., Term Loan M, (TSFR1M + 2.500%) 6.144 08/19/32 241,658
177,111 (j) TransDigm, Inc., Term Loan N, (TSFR1M + 2.500%) 6.144 02/10/33 177,310
87,000 (j) Victory Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6.663 02/14/33 87,370
70,000 (j) VSE Corp, Term Loan B, (TSFR1M + 2.000%) 5.613 05/05/33 70,145
TOTAL CAPITAL GOODS 5,603,946
COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
325,659 (j) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6.894 08/20/32 326,195
281,710 (j) Anticimex International AB, Term Loan, (SOFR90A + 2.900%) 6.410 11/17/31 282,565
88,536 (j) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.000%) 7.732 11/03/31 88,942
82,792 (j) CACI International, Inc., Incremental Term Loan B2, (TSFR1M +
1.750%)
5.394 03/09/33 82,706
75,000 (j) CompoSecure Holdings LLC, Term Loan, (TSFR3M + 2.250%) 5.918 01/14/33 74,690
227,338 (j) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7.258 06/02/28 225,064
121,622 (j) Creative Artists Agency, LLC , Repriced Term Loan B, (TSFR1M
+ 2.500%)
6.144 10/01/31 121,746
132,000 (j) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 6.663 02/09/33 131,637
290,492 (j) Garda World Security Corporation, Term Loan B, (TSFR3M +
2.750%)
6.419 02/01/29 290,492
130,107 (j) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.156 03/03/32 130,276
25,000 (j) Heritage Environmental Services, Inc., Term Loan B, (TSFR1M +
3.000%)
6.644 04/01/33 25,156
60,449 (j) Medical Solutions Holdings Inc, Term Loan, (TSFR1M + 3.500%) 7.143 11/01/30 15,415
73,728 (j) Medical Solutions Holdings Inc, Term Loan, (TSFR1M + 5.250%) 9.046 11/01/30 56,217
24,817 (j),(m) Medical Solutions Holdings Inc, Term Loan, (TBD) TBD TBD 18,923
1,343 (j) Medical Solutions Holdings, Inc., Exchange FLTO Term Loan,
(TSFR1M + 7.000%)
10.796 11/01/31 228
67,484 (j) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 6.417 12/31/32 67,699
60,695 (j) Openlane Inc, Term Loan B, (TSFR3M + 2.500%) 6.148 10/08/32 60,998
48,509 (j) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
5.619 10/15/30 48,261
322,550 (j) Prime Security Services Borrower, LLC, Incremental Term Loan
B, (TSFR1M + 1.750%)
5.369 03/08/32 318,183
27,560 (j),(p) Pye-Barker Fire & Safety, LLC, Delayed Draw Term Loan, (N/A +
TSFR3M + 2.500%)
4.366 12/16/32 27,633
184,440 (j) Pye-Barker Fire & Safety, LLC, Term Loan, (TSFR3M + 2.500%) 6.232 12/16/32 184,927
26,280 (j) Reworld Holding Corp, First Lien Term Loan C, (TSFR1M +
2.250%)
5.889 01/15/31 26,305
81,047 (j) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 5.902 11/30/28 81,210
161,316 (j) Reworld Holding Corp, Term Loan B1, (TSFR1M + 2.250%) 5.889 01/15/31 161,474
29,878 (j) Signal Parent, Inc, Term Loan B, (TSFR3M + 3.500%) 7.263 04/03/28 12,004
335,812 (j) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR3M +
4.000%)
7.928 09/04/30 254,346
120,065 (j) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7.913 04/12/27 20,272
628,694 (j) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6.508 03/27/28 630,549
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,764,113
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
181,592 (j) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.000%) 5.657 10/16/31 181,686
247,982 (j) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6.163 11/08/32 248,483
240,711 (j) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.250%) 5.870 06/09/31 240,843
150,357 (j) Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%) 6.166 04/23/31 150,025
116,000 (j) Mister Car Wash Holdings, Inc., Incremental Term Loan B,
(TSFR1M + 3.000%)
6.644 03/27/31 116,491
55,729 (j) Mister Car Wash Holdings, Inc., Term Loan, (TSFR1M + 2.750%) 6.394 03/27/31 55,875
43,890 (j),(q) Park River Holdings Inc, Term Loan, (TSFR3M + 4.500%) 8.192 03/17/31 43,888
79,800 (j) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7.652 08/18/32 79,817
200,000 (j),(m) QXO Building Products Inc, Term Loan, (TBD) TBD TBD 199,805
134,809 (j) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6.258 10/20/28 131,383

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 53,000 (j),(m) Staples Inc, Term Loan, (TBD) TBD TBD $ 49,373
377,183 (j) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.144% 01/30/31 377,183
125,000 (j) White Cap Buyer LLC, Incremental Term Loan B, (TSFR1M +
3.500%)
7.144 02/10/33 124,688
210,614 (j) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 6.894 10/29/29 210,544
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,210,084
CONSUMER DURABLES & APPAREL - 0.4%
132,575 (j) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
5.894 12/21/28 132,775
295,000 (j),(m) AI Aqua Merger Sub Inc., Term Loan, (TBD) TBD TBD 295,167
291,317 (j) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6.142 07/31/28 291,388
140,296 (j) Beach Acquisition Bidco LLC, Term Loan B, (TSFR1M + 2.750%) 6.394 09/13/32 141,223
169,032 (j),(q) Hayward Industries, Inc., Term Loan B, (TSFR1M + 2.000%) 5.643 06/23/33 169,454
31,791 (j) MajorDrive Holdings IV LLC, Term Loan B, (TSFR3M + 4.000%) 7.994 06/01/28 30,606
2,897 (j) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11.347 06/29/28 2,732
95,883 (j) Somnigroup International Inc, Term Loan B, (SOFR30A +
2.250%)
5.870 10/24/31 96,446
247,505 (j) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 2.750%) 6.482 08/26/31 248,146
214,462 (j) Weber-Stephen Products LLC, Term Loan B, (TSFR3M +
3.750%)
7.442 10/01/32 212,164
148,836 (j) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.500%) 8.142 02/20/32 149,294
TOTAL CONSUMER DURABLES & APPAREL 1,769,395
CONSUMER SERVICES - 0.6%
355,442 (j) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6.144 05/31/30 355,591
226,099 (j) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6.144 08/17/28 226,735
83,302 (j) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5.894 02/06/30 80,816
272,749 (j) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 5.894 02/06/31 263,118
140,125 (j) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.394 01/31/31 129,498
70,000 (j) Catawba Nation Gaming Authority, Term Loan B, (TSFR3M +
4.750%)
8.413 03/29/32 70,119
89,138 (j) Churchill Downs Incorporated, Incremental Term Loan B1,
(TSFR1M + 1.750%)
5.394 03/17/28 89,361
120,677 (j) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.000%)
5.644 05/24/30 120,990
24,000 (j),(q) Dave & Buster's, Inc., Term Loan B, (TSFR3M + 3.250%) 6.916 06/29/29 21,230
184,250 (j) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 1.750%) 5.482 09/19/31 184,480
55,617 (j) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.500%)
7.232 06/25/29 55,988
172,519 (j) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6.894 01/29/29 172,538
241,635 (j) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5.482 11/29/30 239,883
78,315 (j) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 5.732 06/04/32 78,107
93,469 (j) GBT US III LLC, Term Loan B, (TSFR3M + 2.000%) 5.667 07/28/31 93,525
130,991 (j) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(TSFR3M + 2.250%)
5.982 10/31/29 130,991
64,350 (j) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR1M + 2.500%)
6.144 05/27/32 64,535
91,006 (j) Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.000%)
5.644 08/02/28 91,046
102,341 (j) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6.144 12/16/30 102,482
235,459 (j) Light and Wonder International, Inc., Term Loan B, (TSFR1M +
2.000%)
5.639 04/16/29 236,047
75,000 (j) Pioneer Opco LLC, Term Loan B, (TSFR1M + 3.250%) 6.894 05/16/33 75,382
47,419 (j) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 6.674 04/04/29 46,828
78,624 (j) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
5.644 12/04/31 78,215
53,157 (j) Spin Holdco Inc., First Lien First Out Term Loan, (TSFR3M +
5.430%)
9.096 09/04/30 54,744
24,975 (j),(q) TRQ Sales LLC, Term Loan, (TSFR1M + 3.250%) 0.000 12/30/32 24,538
TOTAL CONSUMER SERVICES 3,086,787

Portfolio of Investments June 30, 2026
(continued)
NMAI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 0.3%
$ 87,680 (j) Colossus Acquireco LLC, Term Loan B, (SOFR90A + 1.750%) 5.370% 01/10/33 $ 87,223
116,000 (j) EG America LLC, Term Loan B, (TSFR3M + 3.250%) 6.916 02/10/31 116,562
520,000 (j) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
6.925 01/31/33 521,625
252,773 (j),(q) New Fortress Energy Inc, Incremental Term Loan B, (Prime +
6.500%)
13.250 10/30/28 152,296
83,941 (j) PG Investment Company 59 S.a r.l., Repriced Term Loan B,
(TSFR3M + 2.000%)
5.732 03/26/31 84,010
101,720 (j) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 2.250%)
5.894 03/18/30 101,889
65,000 (j),(m) Traverse Midstream Partners LLC, Term Loan, (TBD) TBD TBD 65,041
131,000 (j) Venture Global Calcasieu Pass, LLC, Term Loan B, (TSFR6M +
3.250%)
6.937 04/11/33 131,537
TOTAL ENERGY 1,260,183
FINANCIAL SERVICES - 0.1%
29,774 (j) AAL Delaware Holdco, Inc., Term Loan B, (TSFR1M + 2.500%) 6.144 07/30/31 29,836
167,886 (c),(j),(l) Ditech Holding Corporation, Term Loan 0.000 06/30/27 17
40,944 (j),(m) Emma Buyer LLC, Term Loan, (TBD) TBD TBD 40,893
10,704 (j),(m) Emma Buyer LLC, Term Loan, (TBD) TBD TBD 10,691
5,352 (j),(m) Emma Buyer LLC, Term Loan, (TBD) TBD TBD 5,345
57,000 (j),(q) Forward Air Corporation, Term Loan B, (TSFR3M + 4.500%) 8.163 12/19/30 53,897
60,000 (j),(m) Jupiter Borrower Inc, Term Loan, (TBD) TBD TBD 60,025
121,159 (j) Kestra Advisor Services Holdings A, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6.394 03/24/31 120,244
31,204 (j) NCR Atleos LLC, Term Loan B, (TSFR3M + 3.000%) 6.668 04/16/29 31,243
55,860 (j) Orion US Finco Inc., First Lien Term Loan, (TSFR3M + 3.500%) 7.169 10/12/32 55,957
70,829 (j) Trans Union, LLC, Term Loan B8, (TSFR1M + 1.750%) 5.394 06/24/31 70,733
90,847 (j) WEX Inc., Term Loan B2, (TSFR1M + 1.750%) 5.394 04/03/28 90,831
TOTAL FINANCIAL SERVICES 569,712
FOOD, BEVERAGE & TOBACCO - 0.2%
120,687 (j) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 6.758 12/08/28 121,139
37,409 (j) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.666%, PIK 7.000%)
10.666 09/30/30 5,611
8,391 (j) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.666%, PIK 7.000%)
10.666 09/30/30 3,776
61,974 (j) Fiesta Purchaser, Inc., Repriced Term Loan, (TSFR1M + 2.750%) 6.394 02/12/31 60,892
227,690 (j) Froneri Lux Finco Sarl, Term Loan, (TSFR6M + 2.500%) 6.127 09/30/32 226,390
127,000 (j) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9.232 01/24/29 129,178
202,865 (j) Pegasus BidCo BV, Term Loan B, (TSFR3M + 2.500%) 6.167 07/12/32 203,204
227,430 (j) Primo Brands Corporation, Term Loan B, (TSFR3M + 2.750%) 6.482 03/31/31 228,730
8,621 (j),(p) Sauer Brands Inc, Delayed Draw Term Loan 3.000 02/19/32 8,678
90,466 (j) Savor Acquisition, Inc., Term Loan B, (TSFR3M + 3.000%) 6.663 02/19/32 91,065
42,407 (j) Wayne Sanderson Farms LLC, Repriced Term Loan B, (TSFR1M
+ 2.000%)
5.652 05/21/32 42,460
TOTAL FOOD, BEVERAGE & TOBACCO 1,121,123
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
30,918 (j) ADMI Corp., Term Loan B2, (TSFR1M + 3.375%) 7.133 12/23/27 27,788
125,595 (j),(q) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 9.394 12/23/27 118,452
187,369 (j) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.250%) 5.894 09/20/32 188,268
252,969 (j) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 7.832 10/01/27 249,597
247,422 (j) Global Medical Response, Inc., Term Loan B, (TSFR1M +
3.250%)
6.889 10/01/32 248,350
71,697 (j),(q) LifePoint Health, Inc., First Lien Term Loan B, (TSFR3M +
3.750%)
7.423 05/19/31 70,723
101,745 (j) Lumexa Imaging, Inc., Term Loan B, (TSFR3M + 3.000%) 6.732 12/17/32 102,042
80,000 (j) Mckesson Medical-Surgical Top Holdings Inc., Term Loan B,
(TSFR3M + 2.250%)
5.982 06/09/32 80,117
38,562 (j) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.500%) 5.144 05/31/33 38,362
24,934 (j) Midwest Physician Administrative Services, LLC, Term Loan,
(TSFR1M + 3.000%)
6.758 03/13/28 24,827
112,718 (j) National Mentor Holdings, Inc., First Lien Term Loan B,
(TSFR1M + 6.000%)
9.644 12/12/30 113,739

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 70,823 (j) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
3.250%)
6.982% 08/06/32 $ 71,324
170,107 (j) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.250%) 5.889 05/29/31 170,340
281,285 (j) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.000%) 5.644 02/21/31 281,081
109,175 (j) Radiology Partners Inc, Term Loan, (TSFR3M + 4.500%) 8.232 06/30/32 109,289
68,780 (j) Resonetics, LLC, Repriced Term Loan B, (TSFR3M + 2.750%) 6.419 06/18/31 68,780
124,000 (j),(m) Select Medical Corp, Term Loan, (TBD) TBD TBD 124,620
16,003 (j) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 9.494%, PIK 1.000%)
5.247 06/28/28 16,296
195,554 (j) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 7.494%, PIK 1.500%)
4.497 06/28/28 195,351
180,199 (j) Star Parent Inc., Term Loan B, (TSFR3M + 4.000%) 7.732 09/30/30 180,645
657,955 (j),(q) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.144 12/19/30 659,277
445,387 (j) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7.663 06/30/28 446,563
78,400 (j) Upstream Newco, Inc., Term Loan, (TSFR3M + 4.250%), (cash
8.187%, PIK 1.500%)
8.187 11/20/29 73,990
60,268 (j) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 7.644 10/29/31 56,890
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,716,711
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
73,044 (j) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7.494 05/16/28 73,222
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 73,222
INSURANCE - 0.7%
82,135 (j) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6.644 11/06/30 74,504
208,428 (j) Alera Group, Inc., Term Loan B, (TSFR1M + 2.750%) 6.394 05/28/32 198,607
643,854 (j) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6.144 09/19/31 636,028
273,640 (j) AmWINS Group, Inc., Term Loan B, (TSFR3M + 2.000%) 5.732 01/30/32 268,316
25,000 (j),(m) Asurion LLC, Term Loan, (TBD) TBD TBD 25,011
198,955 (j) Asurion LLC, Term Loan B13, (TSFR3M + 4.250%) 7.913 09/19/30 197,256
235,582 (j) Asurion LLC, Term Loan B14, (TSFR3M + 3.750%) 7.413 02/23/33 223,383
631,658 (j) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6.144 06/16/31 611,372
76,500 (j) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.250%) 5.894 10/15/30 76,627
100,057 (j),(q) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5.922 06/20/30 100,067
264,862 (j) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5.644 09/15/31 264,696
264,453 (j) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.144 07/31/31 261,577
274,960 (j) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6.482 05/06/31 269,117
28,076 (j) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 5.982 09/27/30 27,999
194,712 (j) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5.982 11/23/29 194,298
TOTAL INSURANCE 3,428,858
MATERIALS - 0.4%
50,358 (j) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 6.394 08/19/30 50,610
105,000 (j),(m) Bond UK Midco 3 Ltd, Term Loan, (TBD) TBD TBD 105,459
106,515 (j) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
6.894 04/01/32 102,565
262,166 (j) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
6.819 04/13/29 257,955
97,169 (j) Fortis 333, Inc., Term Loan B, (TSFR3M + 3.250%) 6.982 04/02/32 97,002
49,875 (j) Graham Packaging Company Inc., Term Loan B, (TSFR1M +
2.250%)
5.894 01/26/33 49,963
14,961 (j) INEOS Quattro Holdings UK Ltd, Term Loan, (TSFR1M +
3.750%)
7.494 03/14/30 12,736
24,937 (j) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M +
4.250%)
7.894 10/07/31 21,056
100,000 (j),(m) INEOS US Finance LLC, Term Loan, (TBD) TBD TBD 94,167
135,470 (j) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 6.894 02/19/30 125,107
137,027 (j) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 6.938 04/03/28 137,227
14,628 (j) Nouryon Finance B.V., Term Loan B2, (TSFR6M + 3.250%) 6.937 04/03/28 14,639

Portfolio of Investments June 30, 2026
(continued)
NMAI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 104,000 (j) Proampac PG Borrower LLC, Term Loan B, (TSFR1M + TSFR3M
+ 4.000%)
7.659% 02/22/33 $ 102,440
185,070 (j) Qnity Electronics Inc, Term Loan B, (TSFR3M + 2.000%) 5.666 11/01/32 185,670
55,720 (j) SCIH Salt Holdings Inc., Repriced Term Loan B, (TSFR6M +
2.750%)
6.350 01/31/29 55,852
160,000 (j),(m) SP Motion Holdco Ltd, Term Loan, (TBD) TBD TBD 160,017
53,769 (j) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.500%) 7.144 04/21/31 53,919
80,053 (j) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6.894 03/03/31 75,100
44,019 (j) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7.144 09/30/31 43,988
TOTAL MATERIALS 1,745,472
MEDIA & ENTERTAINMENT - 0.8%
156,250 (j) Advantage Sales & Marketing, Inc., First Out Term Loan,
(TSFR3M + 6.000%)
9.930 04/18/30 139,844
82,881 (j) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 7.798 04/28/28 83,330
97,089 (j) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8.736 10/31/28 97,150
139,908 (j) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9.048 05/14/29 140,537
331,557 (j) Altice France S.A., Term Loan B14, (TSFR3M + 6.875%) 10.548 05/15/31 339,183
151,956 (j) Cengage Learning, Inc., Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6.645 03/24/31 150,584
93,970 (j) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6.663 10/30/30 93,660
287,605 (j) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
7.758 08/23/28 288,350
79,506 (j) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7.332 06/18/29 72,086
618,736 (j) Crown Finance US, Inc., Term Loan B, (TSFR1M + 4.500%) 8.114 12/02/31 621,146
58,864 (j) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.250%) 9.175 08/02/29 59,269
449,192 (j) Discovery Global Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.144 05/27/33 449,875
11,032 (j) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9.504 06/30/28 11,053
24,304 (j) E.W. Scripps Company (The), Term Loan B3, (TSFR1M +
3.350%)
7.104 11/30/29 23,255
99,186 (j),(q) iHeartCommunications, Inc., Term Loan, (TSFR1M + 5.775%) 9.533 05/01/29 94,848
48,692 (j) McGraw-Hill Global Education Holdings, LLC, First Lien Term
Loan B, (TSFR1M + 2.750%)
6.394 08/06/31 48,976
82,793 (j) NEP Group, Inc., Term Loan B, (TSFR1M + 4.500%) 8.144 10/17/31 78,167
192,000 (j),(q) Neptune Bidco US Inc, Term Loan B, (TSFR3M + 5.000%) 8.769 02/03/33 190,706
158,600 (j) Nexstar Broadcasting, Inc., Term Loan B7, (TSFR1M + 2.750%) 6.394 03/21/33 157,226
203,000 (j),(m) OAK-Eagle Acquireco Inc, Term Loan, (TBD) TBD TBD 203,729
136,197 (j) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6.656 02/10/31 136,868
148,257 (j) Radiate Holdco, LLC, FLFO Term Loan, (TSFR1M + 3.250%),
(cash 8.758%, PIK 1.500%)
5.129 09/25/29 134,008
82,325 (j),(q) Sinclair Television Group Inc., Term Loan B6, (TSFR3M +
3.300%)
7.294 12/31/29 72,497
82,134 (j) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.470%)
6.099 02/17/32 81,217
78,957 (j) TKO Worldwide Holdings, LLC, Term Loan B, (TSFR3M +
1.750%)
5.412 11/21/31 78,798
185,254 (j) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6.931 12/11/28 169,739
TOTAL MEDIA & ENTERTAINMENT 4,016,101
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
124,063 (j) Amneal Pharmaceuticals LLC, Term Loan, (TSFR1M + 3.000%) 6.644 08/02/32 124,742
284,842 (j) Bausch Health Companies Inc., Term Loan B, (TSFR1M +
6.250%)
9.894 10/08/30 276,875
152,000 (j) BioMarin Pharmaceutical Inc, Term Loan B, (TSFR6M + 1.750%) 5.428 04/27/33 152,152
61,381 (j) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 2.750%)
6.387 01/27/32 61,592
142,500 (j),(q) Genmab AS, Term Loan B, (TSFR3M + 2.000%) 5.732 12/13/32 142,563
29,925 (j) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR6M
+ 2.500%)
6.187 04/14/33 30,035
858,000 (j) Hologic Inc., Term Loan B, (TSFR3M + 2.250%) 5.995 04/07/33 840,664

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 257,319 (j) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
5.894% 05/05/28 $ 258,318
266,113 (j) Opal Bidco SAS, Term Loan B, (TSFR3M + 2.500%) 6.232 04/23/32 266,255
253,302 (j) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5.894 05/19/31 253,460
585,623 (j) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.500%)
6.144 12/12/31 586,417
107,514 (j) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5.644 04/20/29 107,313
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,100,386
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
292,784 (j) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6.144 01/31/30 293,333
40,578 (j) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B,
(TSFR1M + 2.250%)
5.894 06/13/33 40,577
6,000 (j) Dave & Buster's, Inc., First Lien Term Loan B, (TSFR3M +
3.250%)
6.916 10/31/31 4,905
9,949 (j) Learning Care Group (US) No. 2 Inc., Term Loan B, (TSFR3M +
4.000%)
7.680 08/11/28 7,838
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 346,653
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
260,521 (j) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6.446 11/13/31 244,279
8,913 (j) MKS Instruments, Inc., Term Loan B, (TSFR1M + 1.750%) 5.364 02/04/33 8,952
100,000 (j),(m) Qnity Electronics Inc, Term Loan, (TBD) TBD TBD 100,324
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 353,555
SOFTWARE & SERVICES - 1.0%
68,790 (j) Aragorn Parent Corporation, Term Loan B, (TSFR1M + 3.500%) 7.144 12/16/30 69,056
124,673 (j),(q) Asurion LLC, Second Lien Term Loan B4, (TSFR3M + 5.250%) 9.175 01/22/29 123,551
44,312 (j) Avalara, Inc, Term Loan, (TSFR3M + 2.500%) 6.232 03/29/32 42,539
60,266 (j) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%), (cash 11.144%,
PIK 7.500%)
5.572 08/01/28 53,862
109,177 (j) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 2.750%) 6.394 11/25/31 106,334
397,902 (j) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 2.750%) 6.416 07/30/31 359,646
183,174 (j) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6.982 03/24/31 161,193
115,273 (j) Cloud Software Group, Inc., Term Loan B (2032), (TSFR3M +
3.250%)
6.982 08/16/32 100,102
243,000 (j),(p),(q) Coreweave Financing DDTL V LLC, Delayed Draw Term Loan,
(N/A + TSFR3M + 2.500%)
4.321 11/17/31 248,221
50,199 (j) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
6.370 03/29/32 45,697
45,833 (j),(q) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6.370 05/01/31 42,037
244,890 (j) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6.927 10/09/31 224,748
300,500 (j) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6.663 02/04/33 274,873
10,937 (j) Drake Software, LLC, Term Loan B, (TSFR3M + 4.250%) 7.982 06/26/31 10,468
80,662 (j) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
2.500%)
6.144 10/09/29 78,036
23,050 (j) EP Purchaser, LLC, Term Loan B, (TSFR3M + 3.500%) 7.280 11/06/28 15,005
13,917 (j) EP Purchaser, LLC, Term Loan B, (TSFR3M + 4.500%) 8.280 11/06/28 9,060
290,825 (j) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 6.394 05/30/31 278,611
115,430 (j) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6.624 06/27/31 115,070
339,201 (j) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6.144 01/30/32 325,681
42,000 (j),(m) Imprivata Inc, Term Loan, (TBD) TBD TBD 42,046
49,561 (j) Kaseya Inc., First Lien Term Loan B, (TSFR3M + 3.250%) 6.913 03/22/32 38,575
39,403 (j) Marcel LUX IV SARL, Repriced Term Loan, (SOFR30A + 3.000%) 6.550 11/13/30 38,467
15,797 (j) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 6.644 03/01/29 14,083
261,543 (j) Mitchell International, Inc., Add-on Term Loan, (TSFR1M +
3.000%)
6.644 06/17/31 249,727
474,835 (j),(q) Peraton Corp., Term Loan B, (TSFR3M + 3.750%) 7.513 02/01/28 429,726
45,342 (j) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 8.394 03/24/31 23,408
113,567 (j) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
2.750%)
6.413 11/03/31 113,273

Portfolio of Investments June 30, 2026
(continued)
NMAI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 26,931 (j) Project Alpha Intermediate Holding, Inc., First Lien Term Loan
B, (TSFR3M + 3.250%)
6.982% 10/28/30 $ 19,673
105,964 (j) Proofpoint, Inc., Repriced Term Loan, (TSFR3M + 3.000%) 6.732 08/31/28 102,498
53,205 (j) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10.004 05/15/28 54,505
476,705 (j),(q) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6.504 05/15/28 433,685
84,293 (j) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7.394 11/28/28 80,297
56,299 (j) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 5.644 05/09/31 56,252
91,644 (j) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 7.482 10/03/31 85,992
350,878 (j) UKG Inc., Term Loan B, (TSFR3M + 2.250%) 5.913 02/10/31 331,260
5,985 (j) Virtusa Corporation, Term Loan B, (TSFR1M + 3.250%) 6.894 02/15/29 5,244
90,425 (j) VS Buyer, LLC, Term Loan B, (TSFR3M + 2.250%) 5.913 04/14/31 87,283
48,738 (j) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6.394 09/28/29 47,664
TOTAL SOFTWARE & SERVICES 4,937,448
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
358,090 (j) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 6.402 11/30/29 339,682
56,238 (j) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 5.927 09/22/31 56,449
33,555 (j) Riverbed Technology, Inc., PIK Term Loan, (TSFR3M + 2.250%),
(cash 8.232%, PIK 2.000%)
4.116 07/03/28 15,184
22,907 (j) SonicWall US Holdings Inc., Term Loan, (TSFR3M + 5.000%) 8.700 05/16/28 9,621
24,875 (j) Spectris Plc, Term Loan, (TSFR3M + 2.750%) 6.482 12/06/32 25,020
20,730 (j) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.258 03/05/29 20,879
195,487 (j) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.258 05/30/30 196,831
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 663,666
TELECOMMUNICATION SERVICES - 0.5%
258,879 (j) Cincinnati Bell, Inc., Term Loan B4, (TSFR1M + 2.250%) 5.894 11/24/28 258,811
123,422 (j) Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%) 8.144 09/28/29 123,936
374,000 (j),(q) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
4.250%)
7.903 04/03/31 352,132
201,761 (c),(j) Cyxtera DC Holdings, Inc., Term Loan B 0.000 07/16/26 1,110
153,437 (j) Digicel International Finance Limited, Term Loan B, (TSFR3M +
4.500%)
8.232 08/09/32 154,588
29,922 (j) Ensono, LP, Term Loan, (TSFR1M + 4.000%) 7.758 05/30/28 29,402
96,588 (j) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5.894 09/20/30 96,764
363,000 (j),(q) Level 3 Financing Inc., Term Loan B, (TSFR1M + 2.750%) 6.394 03/29/32 363,681
22,940 (j) Patagonia Holdco LLC, Term Loan B1, (TSFR3M + 5.750%) 9.400 08/01/29 17,478
312,000 (j) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6.677 12/07/26 278,948
145,270 (j) Windstream Services, LLC, Term Loan B, (TSFR1M + 4.000%) 7.644 10/06/32 146,360
905,411 (j),(q) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%),
(cash 6.758%, PIK 0.500%)
3.629 03/11/30 906,317
TOTAL TELECOMMUNICATION SERVICES 2,729,527
TRANSPORTATION - 0.4%
125,000 (j) AGI-CFI Acquisition Corp., Term Loan B, (TSFR1M + 4.500%) 8.144 03/25/33 124,427
160,993 (j) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5.413 03/21/31 160,843
110,000 (j),(q) AIT Worldwide Logistics, Inc, Term Loan B, (TSFR3M + 4.250%) 7.913 04/29/33 110,183
80,000 (j) American Airlines, Inc., First Lien Term Loan B, (TSFR3M +
3.000%)
6.666 05/31/33 79,150
151,376 (j) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 5.925 04/20/28 151,412
28,000 (j),(m) Boluda Towage Luxembourg Sarl, Term Loan, (TBD) TBD TBD 28,088
120,793 (j) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.500%)
6.154 07/01/31 121,231
184,112 (j) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6.144 07/01/31 184,794
121,984 (j) First Student Bidco Inc, Term Loan B, (TSFR3M + 2.250%) 5.982 08/15/30 122,196
114,418 (j) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
5.482 04/10/31 114,074
287,692 (j) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6.144 09/23/31 288,293
172,568 (j) Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.000%) 5.657 04/09/32 172,353
97,130 (j) United Airlines, Inc., Term Loan B, (TSFR1M + 1.750%) 5.403 02/24/31 97,160
106,135 (j) WestJet Loyalty LP, Term Loan B, (TSFR3M + 2.750%) 6.482 02/14/31 103,159
TOTAL TRANSPORTATION 1,857,363

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 0.3%
$ 72,071 (j) Invenergy Thermal Operating I LLC, Term Loan B, (SOFR90A +
2.750%)
6.370% 05/06/32 $ 72,421
4,687 (j) Invenergy Thermal Operating I LLC, Term Loan C, (SOFR90A +
2.750%)
6.370 05/06/32 4,710
84,787 (j) NRG Energy, Inc., Incremental Term Loan B, (TSFR1M +
1.750%)
5.394 04/28/33 84,777
107,547 (j) NRG Energy, Inc., Term Loan, (TSFR3M + 1.750%) 5.419 04/16/31 107,591
150,000 (j),(m) Pathfinder Power LLC, Term Loan, (TBD) TBD TBD 149,860
644,803 (j) Talen Energy Supply, LLC, 2024-1 Incremental Term Loan,
(TSFR1M + 1.750%)
5.387 12/15/31 643,307
216,888 (j) Talen Energy Supply, LLC, Term Loan B, (TSFR1M + 1.750%) 5.387 11/26/32 215,998
242,084 (j) Talen Energy Supply, LLC, Term Loan B, (TSFR1M + 2.000%) 5.644 11/26/32 240,759
TOTAL UTILITIES 1,519,423
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $48,957,753) 48,552,895
TOTAL LONG-TERM INVESTMENTS
(Cost $607,257,923) 711,249,452
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1%(0.8% of Total Investments)
5493516 REPURCHASE AGREEMENTS - 1.1% (0.8% of Total Investments) 5493516
925,000 (r) Fixed Income Clearing Corporation 3.610 07/01/26 925,000
4,568,516 (s) Fixed Income Clearing Corporation 1.060 07/01/26 4,568,516
TOTAL REPURCHASE AGREEMENTS
(Cost $5,493,516) 5,493,516
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,493,516) 5,493,516
TOTAL INVESTMENTS - 141.8%
(Cost $612,751,439) 716,742,968
BORROWINGS - (36.4)% (t),(u) (183,836,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (5.2)%(v) (26,088,310)
OTHER ASSETS & LIABILITIES, NET -   (0.2)% (1,225,029)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 505,593,629
ABS Asset-Backed Security
ADR American Depositary Receipt
BRL Brazilian Real
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GDR Global Depositary Receipt
GHS Ghana Cedi
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
KZT Kazakhstani Tenge
MBS Mortgage-Backed Security
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
PEN Peruvian Sol
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty

Portfolio of Investments June 30, 2026
(continued)
NMAI

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
RON Romanian Leu
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
WL Whole Loan
ZAR South African Rand
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $120,548,993 or 16.8% of Total Investments.
(b) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the fiscal period was $165,681,252.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(g) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(h) Perpetual security. Maturity date is not applicable.
(i) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
3.5% of Total Investments.
(j) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(k) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $29,681,827 have been pledged as collateral for reverse repurchase agreements.
(l) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(m) When-issued or delayed delivery security.
(n) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 3.2% of Total Investments.
(o) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(p) Investment, or portion of investment, represents an outstanding unfunded loan commitments.
(q) Portion of investment purchased on a delayed delivery basis.
(r) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $925,093 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 8/31/29, valued at $943,641.
(s) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $4,568,651 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 6/30/33, valued at $4,660,080.
(t) Borrowings as a percentage of Total Investments is 25.6%.
(u) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $349,321,761 have been pledged as collateral for borrowings.
(v) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 3.6%.

See Notes to Financial Statements
Investments in Derivatives
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 239,054 $ 282,193 Citibank N.A. 7/08/26 $ (8,983)
$ 854,852 EUR 739,512 Citibank N.A. 7/08/26 $ 9,681
Total          $698
Total unrealized appreciation on forward foreign currency contracts          $9,681
Total unrealized depreciation on forward foreign currency contracts         $(8,983)

Portfolio of Investments June 30, 2026
JRI
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 144.3% (98.5% of Total Investments)
388945761 COMMON STOCKS - 80.0% (54.6% of Total Investments) 388945761
ENERGY - 9.5%
229,169 Enbridge, Inc $ 12,423,252
650,788 Energy Transfer LP 12,443,067
58,628 Kinder Morgan, Inc 1,874,337
129,591 MPLX LP 7,299,861
71,308 ONEOK, Inc 6,199,518
84,994 Plains All American Pipeline LP 1,891,966
61,605 TC Energy Corp 4,079,634
TOTAL ENERGY 46,211,635
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 47.6%
28,998 Aedifica SA 2,337,420
32,833 Agree Realty Corp 2,486,771
256,431 American Homes 4 Rent, Class A 8,595,567
42,947 American Tower Corp 7,024,841
58,411 Apple Hospitality REIT, Inc 981,889
1,602,425 Arena REIT 3,452,019
24,145 AvalonBay Communities, Inc 4,555,920
321,876 Big Yellow Group plc 3,850,328
59,359 (a) Blackstone Digital Infrastructure Trust, Inc 1,283,935
315,787 Broadstone Net Lease, Inc 6,527,317
44,311 BXP, Inc 2,938,262
935,523 CapitaLand Ascendas REIT 1,801,708
1,720,157 CapitaLand Integrated Commercial Trust 3,156,472
31,882 CareTrust REIT, Inc 1,286,439
87,991 Carmila SA 1,673,804
6,165 Centerspace 346,411
418,281 Charter Hall Long Wale REIT 1,058,865
1,953,890 Charter Hall Retail REIT 5,294,672
331,125 Community Healthcare Trust, Inc 6,052,965
58,126 Cousins Properties, Inc 1,742,617
26,196 Crown Castle, Inc 1,983,823
188,752 CubeSmart 7,506,667
96,611 EPR Properties 5,604,404
47,789 Equity Residential 3,246,307
165,189 Four Corners Property Trust, Inc 4,055,390
2,551,282 Frasers Centrepoint Trust 4,461,122
148,627 Gaming and Leisure Properties, Inc 6,618,360
67,653 Gecina SA 5,684,346
20,364 Getty Realty Corp 679,343
176,958 GO Residential Real Estate Investment Trust 1,693,488
164,541 Highwoods Properties, Inc 4,962,557
5,426 Japan Hotel REIT Investment Corp 2,655,304
1,657 Japan Metropolitan Fund Invest 1,144,509
1,335 KDX Realty Investment Corp 1,273,573
10,102 Lamar Advertising Co, Class A 1,575,710
2,480 LaSalle Logiport REIT 2,229,052
1,571,742 Link REIT 7,334,285
1,693,865 LondonMetric Property plc 4,227,940
154,831 LXP Industrial Trust 8,342,294
35,160 Mid-America Apartment Communities, Inc 4,885,130
204,670 Millrose Properties, Inc 6,150,334
3,253,806 Mirvac Group 3,873,771
44,781 Montea NV 3,424,368
162,670 NETSTREIT Corp 3,437,217
1,668,965 NTT DC REIT 1,570,084
88,263 OMEGA Healthcare Investors, Inc 4,208,380
49,862 Primaris Real Estate Investment Trust 782,956
7,158 Realty Income Corp 443,510
150,865 Rexford Industrial Realty, Inc 5,053,978
23,238 Ryman Hospitality Properties, Inc 2,987,245

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
365,449 Sabra Health Care REIT, Inc $ 7,129,910
749,507 Scentre Group 1,997,880
33,050 Simon Property Group, Inc 7,391,633
2,739,845 Sirius Real Estate Ltd 3,514,336
637,935 SITE Centers Corp 2,532,602
12,172 SL Green Realty Corp 630,144
36,822 STAG Industrial, Inc 1,401,445
1,617,919 Stockland 4,562,527
1,443,463 Tritax Big Box REIT plc 3,092,536
92,964 UDR, Inc 3,711,123
511,721 UNITE Group plc 3,448,281
3,057 United Urban Investment Corp 3,054,883
120,592 VICI Properties, Inc 3,201,718
77,794 Warehouses De Pauw CVA 1,962,307
665,167 Waypoint REIT Ltd 1,118,233
56,411 WP Carey, Inc 4,033,387
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 231,326,614
FINANCIAL SERVICES - 0.9%
171,254 Blackstone Mortgage Trust, Inc, Class A 2,902,755
84,955 Starwood Property Trust, Inc 1,391,563
TOTAL FINANCIAL SERVICES 4,294,318
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
404,978 Sienna Senior Living, Inc 6,250,639
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,250,639
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
5,131,953 Capitaland India Trust 4,052,583
961,712 Swire Properties Ltd 2,526,018
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 6,578,601
TELECOMMUNICATION SERVICES - 1.0%
832,427 HKT Trust & HKT Ltd 1,238,440
498,537 Infrastrutture Wireless Italiane SpA 3,511,897
TOTAL TELECOMMUNICATION SERVICES 4,750,337
TRANSPORTATION - 4.8%
72,003 (b) Aena SME SA 2,194,120
9,809 Athens International Airport SA 121,195
892,599 Atlas Arteria Ltd 3,151,924
392,016 Dalrymple Bay Infrastructure Ltd 1,559,419
24,561 Enav SpA 145,904
68,200 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 7,712,738
26,973 Grupo Aeroportuario del Pacifico SAB de CV, ADR 6,828,485
153,839 Transurban Group 1,529,612
TOTAL TRANSPORTATION 23,243,397
UTILITIES - 13.6%
69,847 American Electric Power Co, Inc 9,555,768
36,174 Black Hills Corp 2,691,346
15,265 Capital Power Corp 795,513
204,387 Clearway Energy, Inc, Class C 6,985,948
40,571 Dominion Energy, Inc 2,770,594
60,580 Enagas SA 1,173,949
715,525 Enel SpA 8,207,348
312,299 Engie SA 9,829,462
8,036 Entergy Corp 923,015
70,191 Evergy, Inc 6,066,608
77,510 Iberdrola SA 1,929,191
200,043 Italgas SpA 2,316,548
70,330 National Grid PLC, Sponsored ADR 5,828,247
56,249 OGE Energy Corp 2,737,076
161,233 Pennon Group plc 995,950
23,146 Portland General Electric Co 1,199,657

Portfolio of Investments June 30, 2026
(continued)
JRI

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES (continued)
54,810 Veolia Environnement SA $ 2,284,000
TOTAL UTILITIES 66,290,220
TOTAL COMMON STOCKS
(Cost $354,469,625) 388,945,761
SHARES DESCRIPTION RATE VALUE
23484454 CONVERTIBLE PREFERRED SECURITIES - 4.8% (3.3% of Total Investments) 23484454
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
13,613 Kimco Realty Corp 7 .250% 822,498
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 822,498
UTILITIES - 4.6%
8,800 NextEra Energy, Inc 4 .635 437,360
38,000 NextEra Energy, Inc 7 .375 1,821,720
47,400 NextEra Energy, Inc 7 .299 2,518,836
40,050 PG&E Corp 6 .000 1,656,868
149,600 PPL Corp 7 .000 7,340,872
178,655 Southern Co 7 .125 8,886,300
TOTAL UTILITIES 22,661,956
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $23,653,505) 23,484,454
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
189731516 CORPORATE BONDS - 39.0% (26.6% of Total Investments) (c) 189731516
CAPITAL GOODS - 1.2%
$ 500,000 (b) Advanced Drainage Systems Inc 6 .375 06/15/30 506,900
225,000 (b) Advanced Drainage Systems Inc 5 .375 03/01/34 219,832
1,275,000 (b) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 1,320,166
510,000 (b) Ameritex Holdco Intermediate LLC 7 .625 08/15/33 532,878
510,000 (b) Herc Holdings Inc 5 .750 03/15/31 509,355
250,000 (b) Quikrete Holdings Inc 6 .750 03/01/33 254,845
315,000 (b) Synergy Infrastructure Holdings LLC 7 .000 07/15/34 319,517
385,000 (b) Terex Corp 6 .250 10/15/32 389,910
765,000 (b) United Rentals North America Inc 6 .125 03/15/34 784,265
1,275,000 (b) United Rentals North America Inc 5 .375 11/15/33 1,255,763
TOTAL CAPITAL GOODS 6,093,431
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
485,000 (b) GFL Environmental Holdings US Inc 5 .500 02/01/34 474,373
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 474,373
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
765,000 (b) Asbury Automotive Group Inc 5 .000 02/15/32 731,707
765,000 (b) Cougar JV Subsidiary LLC 8 .000 05/15/32 801,901
600,000 (b) Kohl's Corp 10 .000 06/01/30 648,954
875,000 (b) LCM Investments Holdings II LLC 4 .875 05/01/29 851,921
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,034,483
CONSUMER SERVICES - 1.3%
EUR 300,000 (d),(e) Accor SA, Reg S 7 .250 N/A 368,887
765,000 (b) Carnival Corp Ltd 5 .750 08/01/32 772,472
425,000 Choice Hotels International Inc 5 .850 08/01/34 431,819
1,005,000 (b) Churchill Downs Inc 5 .750 04/01/30 1,004,049
400,000 (b) Hilton Domestic Operating Co Inc 5 .875 03/15/33 403,660
640,000 (b) Light & Wonder International Inc 6 .250 10/01/33 636,531
190,000 (b) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 160,321
1,020,000 MGM Resorts International 6 .500 04/15/32 1,020,219
250,000 (b) Motion Bondco DAC 6 .625 11/15/27 241,879
295,000 (b),(f) Vail Resorts Inc 5 .625 07/15/30 294,632
845,000 (b) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 848,166
TOTAL CONSUMER SERVICES 6,182,635

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 11.7%
$ 1,020,000 (b) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5 .750% 10/15/33 $ 1,010,160
1,315,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 1,341,150
290,000 (b) Archrock Services LP / Archrock Partners Finance Corp 6 .000 02/01/34 288,259
385,000 (b) Borr IHC Ltd / Borr Finance LLC 9 .000 01/15/34 372,306
510,000 Buckeye Partners LP 5 .850 11/15/43 467,641
700,000 (b) Buckeye Partners LP 6 .875 07/01/29 714,590
205,000 (b) Cheniere Energy Partners LP 5 .350 11/30/36 203,951
765,000 (b) CNX Midstream Partners LP 4 .750 04/15/30 729,219
355,000 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 7 .500 12/15/33 371,096
255,000 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 5 .500 06/15/31 250,296
170,000 (b) CVR Energy Inc 7 .500 02/15/31 169,191
1,530,000 (b) DBR Land Holdings LLC 6 .250 12/01/30 1,553,899
445,000 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 6 .875 06/01/34 442,902
1,020,000 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 7 .375 06/30/33 1,039,130
2,167,000 (e) Enbridge Inc 6 .000 01/15/77 2,171,204
1,312,000 (e) Enbridge Inc 7 .625 01/15/83 1,420,256
1,516,000 (e) Enbridge Inc 6 .250 03/01/78 1,524,596
1,509,000 (e) Enbridge Inc 5 .500 07/15/77 1,508,226
1,604,000 (e) Enbridge Inc 8 .500 01/15/84 1,833,688
493,000 (e) Energy Transfer LP 8 .000 05/15/54 523,347
1,164,000 (e),(f) Energy Transfer LP (TSFR3M + 3.279%) 6 .942 11/01/66 1,162,112
2,477,000 (d),(e) Energy Transfer LP 7 .125 N/A 2,555,806
692,000 (d),(e) Energy Transfer LP 6 .500 N/A 692,357
1,002,000 (e) Energy Transfer LP 6 .750 02/15/56 1,023,577
749,000 (e) Energy Transfer LP 7 .125 10/01/54 770,521
1,520,000 (e) Enterprise Products Operating LLC 5 .375 02/15/78 1,514,571
1,625,000 (e) Enterprise Products Operating LLC 5 .250 08/16/77 1,618,660
CAD 515,000 (e) Gibson Energy Inc 5 .250 12/22/80 366,145
1,405,000 (b) Global Partners LP / GLP Finance Corp 8 .250 01/15/32 1,471,511
235,000 (b) Harvest Midstream I LP 6 .750 05/15/34 238,350
510,000 (b) Harvest Midstream I LP 7 .500 05/15/32 528,242
CAD 660,000 (e) Inter Pipeline Ltd/AB 6 .625 11/19/79 489,086
765,000 (b) ITT Holdings LLC 6 .500 08/01/29 756,034
CAD 670,000 (e) Keyera Corp 6 .875 06/13/79 501,930
CAD 676,000 (e) Keyera Corp 5 .950 03/10/81 496,934
255,000 (b) Kodiak Gas Services LLC 5 .875 04/01/31 255,654
255,000 (b) Kodiak Gas Services LLC 6 .500 10/01/33 258,481
990,000 ONEOK Inc 5 .050 11/01/34 968,314
625,000 (d),(e),(f) Plains All American Pipeline LP (TSFR3M + 4.372%) 8 .023 N/A 624,989
350,000 (b) Rockies Express Pipeline LLC 4 .800 05/15/30 342,204
975,000 (b) Seadrill Finance Ltd 6 .750 07/15/34 941,271
515,000 (b) Solaris Energy Infrastructure LLC 6 .375 05/15/31 520,746
735,000 (e) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 785,489
654,000 (e) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 684,954
1,155,000 South Bow USA Infrastructure Holdings LLC 5 .584 10/01/34 1,150,679
1,275,000 (b) Sunoco LP 6 .250 07/01/33 1,286,425
765,000 (b) Sunoco LP 7 .250 05/01/32 793,544
1,661,000 (b),(d),(e) Sunoco LP 7 .875 N/A 1,727,336
510,000 (b) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6 .000 09/01/31 504,570
975,000 Targa Resources Corp 6 .125 03/15/33 1,027,117
480,000 Targa Resources Corp 6 .150 03/01/29 497,041
1,450,000 (e) TransCanada PipeLines Ltd 7 .590 05/15/67 1,332,441
1,727,000 (e) TransCanada PipeLines Ltd 6 .375 10/17/56 1,747,052
515,000 (e) Transcanada Trust 5 .500 09/15/79 512,317
286,000 (e) Transcanada Trust 5 .300 03/15/77 284,977
1,332,000 (e) Transcanada Trust 5 .600 03/07/82 1,317,520
640,000 (b) TransMontaigne Partners LLC 8 .500 06/15/30 652,083
290,000 (b) Transocean International Ltd 7 .875 10/15/32 302,743
65,000 (b) Venture Global Calcasieu Pass LLC 6 .000 05/01/36 65,701
5,197,000 (b),(d),(e) Venture Global LNG Inc 9 .000 N/A 5,073,910
510,000 (b) Venture Global LNG Inc 9 .875 02/01/32 544,454

Portfolio of Investments June 30, 2026
(continued)
JRI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 510,000 (b) Venture Global Plaquemines LNG LLC 6 .500% 01/15/34 $ 531,411
255,000 (b) Venture Global Plaquemines LNG LLC 6 .750 01/15/36 270,375
TOTAL ENERGY 57,124,741
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.3%
1,025,000 Agree LP 4 .800 10/01/32 1,012,981
830,000 American Assets Trust LP 6 .150 10/01/34 844,079
1,360,000 American Homes 4 Rent LP 5 .500 02/01/34 1,377,332
1,020,000 (b) Diversified Healthcare Trust 7 .250 10/15/30 1,049,852
305,000 Essential Properties LP 5 .375 07/15/36 300,935
730,000 Essex Portfolio LP 5 .500 04/01/34 744,470
700,000 (b) FIBRA Prologis 5 .625 01/14/38 675,570
685,000 GLP Capital LP / GLP Financing II Inc 6 .750 12/01/33 725,708
810,000 Highwoods Realty LP 5 .350 01/15/33 805,520
1,670,000 (b) Iron Mountain Inc 6 .250 01/15/33 1,687,492
685,000 Kite Realty Group LP 5 .500 03/01/34 695,152
755,000 Mid-America Apartments LP 5 .300 02/15/32 771,716
255,000 (b) Millrose Properties Inc 6 .250 09/15/32 257,219
750,000 (b) Millrose Properties Inc 6 .375 08/01/30 760,163
1,360,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 1,392,354
930,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .750 07/15/34 960,435
1,095,000 Piedmont Operating Partnership LP 9 .250 07/20/28 1,178,831
350,000 Regency Centers LP 5 .100 01/15/35 349,983
1,230,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 1,258,621
415,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6 .500 06/15/33 425,769
310,000 (b) RHP Hotel Properties LP / RHP Finance Corp 5 .750 03/15/34 307,124
380,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6 .500 02/15/29 377,001
1,205,000 Ventas Realty LP 5 .000 01/15/35 1,187,801
1,625,000 Vornado Realty LP 5 .750 02/01/33 1,630,805
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 20,776,913
FINANCIAL SERVICES - 1.2%
200,000 (b) Azorra Finance Ltd 7 .750 04/15/30 207,444
255,000 (b) Azorra Finance Ltd 7 .250 01/15/31 261,994
665,000 (b) Azorra Finance Ltd 6 .250 02/15/34 642,680
524,000 (e) HA Sustainable Infrastructure Capital Inc 8 .000 06/01/56 555,103
706,000 (e) HA Sustainable Infrastructure Capital Inc 7 .125 11/15/56 716,704
1,375,000 (b) Hunt Cos Inc 5 .250 04/15/29 1,358,697
580,000 (e) National Rural Utilities Cooperative Finance Corp 7 .125 09/15/53 601,668
1,475,000 (b) Starwood Property Trust Inc 6 .000 04/15/30 1,480,372
TOTAL FINANCIAL SERVICES 5,824,662
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
500,000 (b) CHS/Community Health Systems Inc 5 .250 05/15/30 471,815
555,000 (b) Global Medical Response Inc 7 .375 10/01/32 575,121
1,350,000 (b) LifePoint Health Inc 7 .000 05/01/34 1,293,924
625,000 (b) Prime Healthcare Services Inc 9 .375 09/01/29 652,931
435,000 (b) Tenet Healthcare Corp 6 .000 11/15/33 438,803
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,432,594
MATERIALS - 0.1%
385,000 (b) Mineral Resources Ltd 7 .000 04/01/31 398,516
120,000 (b) Mineral Resources Ltd 6 .000 05/01/32 118,708
TOTAL MATERIALS 517,224
MEDIA & ENTERTAINMENT - 0.4%
640,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 01/15/34 541,779
700,000 (b) Directv Financing LLC 8 .875 02/01/30 712,420
48,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 47,930
815,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 9 .250 06/01/32 828,078
TOTAL MEDIA & ENTERTAINMENT 2,130,207
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
545,000 (b) Kennedy-Wilson Inc 7 .000 06/01/31 557,118
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 557,118

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 2.1%
$ 753,072 (b) Altice France SA 6 .500% 04/15/32 $ 727,786
240,000 (b) APLD ComputeCo 2 LLC 6 .750 03/15/31 240,862
315,000 (b) APLD ComputeCo LLC 7 .000 06/15/31 314,354
330,000 (b) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 339,751
195,000 (b) HUT 8 DC LLC 6 .192 11/15/42 197,512
865,000 (b) Iliad Holding SAS 8 .500 04/15/31 916,411
645,000 (b) Iliad Holding SAS 7 .000 04/15/32 657,356
295,000 (b) Level 3 Financing Inc 7 .500 02/15/37 302,782
750,000 (b) Level 3 Financing Inc 8 .500 01/15/36 805,375
510,000 (b) Level 3 Financing Inc 7 .000 03/31/34 525,880
510,000 (b) Level 3 Financing Inc 6 .875 06/30/33 523,974
275,000 (b) Lumen Technologies Inc 4 .500 01/15/29 264,288
865,000 (b) Sable International Finance Ltd 7 .125 10/15/32 858,573
150,000 (b) SV RNO Property Owner 1 LLC 5 .875 03/01/31 147,838
205,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8 .625 06/15/32 213,859
410,000 (b) Uniti Services LLC 7 .500 10/15/33 431,475
705,000 (b) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 743,461
816,246 (b) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 9 .250 03/09/30 815,226
219,598 (b) Zayo Group Holdings Inc, (cash 7.125%, PIK 1.875%) 13 .750 09/09/30 216,904
818,000 (b) Zegona Finance PLC 8 .625 07/15/29 854,245
TOTAL TELECOMMUNICATION SERVICES 10,097,912
TRANSPORTATION - 0.3%
550,000 (b) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 556,786
665,000 (b) XPO Inc 7 .125 06/01/31 687,661
TOTAL TRANSPORTATION 1,244,447
UTILITIES - 14.9%
175,000 AEP Transmission Co LLC 5 .150 04/01/34 176,244
750,000 (b),(e) AES Andes SA 8 .150 06/10/55 781,875
1,848,000 (e) AES Corp/The 7 .600 01/15/55 1,892,125
776,000 (e) AES Corp/The 6 .950 07/15/55 766,121
1,565,000 (e) Alliant Energy Corp 5 .750 04/01/56 1,547,276
770,000 (b) Alpha Generation LLC 6 .250 01/15/34 757,669
CAD 1,210,000 (e) AltaGas Ltd 7 .350 08/17/82 884,407
CAD 625,000 (e) AltaGas Ltd 8 .900 11/10/83 483,311
1,770,000 (b),(e) AltaGas Ltd 7 .200 10/15/54 1,855,675
1,415,000 (b) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 1,418,495
CAD 675,000 (e) Capital Power Corp 7 .950 09/09/82 537,411
540,000 (b) Chpe LLC 5 .350 06/30/36 538,302
1,350,000 (b) Clearway Energy Operating LLC 3 .750 01/15/32 1,228,582
2,444,000 (e) CMS Energy Corp 6 .500 06/01/55 2,503,081
650,000 (b) ContourGlobal Power Holdings SA 6 .750 02/28/30 659,639
4,435,000 (e) Dominion Energy Inc 6 .625 05/15/55 4,573,984
1,636,000 (e) Dominion Energy Inc 7 .000 06/01/54 1,732,187
1,031,000 (e) Dominion Energy Inc 6 .200 02/15/56 1,034,256
2,455,000 (e) Duke Energy Corp 6 .450 09/01/54 2,549,282
261,000 (e) Edison International 7 .875 06/15/54 268,468
383,000 (e) Edison International 8 .125 06/15/53 393,567
1,013,000 (b),(d),(e) Electricite de France SA 9 .125 N/A 1,176,370
GBP 800,000 (d),(e) Electricite de France SA, Reg S 5 .875 N/A 1,059,950
1,301,000 (e) Emera US Finance LLC 6 .850 10/01/56 1,327,089
1,638,000 (e) Entergy Corp 7 .125 12/01/54 1,693,545
733,000 (e) EUSHI Finance Inc 7 .625 12/15/54 761,355
1,600,000 (e) Evergy Inc 6 .650 06/01/55 1,635,806
1,765,000 (e) Eversource Energy 6 .350 08/15/56 1,766,401
2,559,000 (e) Exelon Corp 6 .500 03/15/55 2,626,537
1,125,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 1,094,204
965,000 (e) NextEra Energy Capital Holdings Inc 5 .650 05/01/79 962,738
581,000 (e) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 605,134
2,057,000 (e) NextEra Energy Capital Holdings Inc 6 .375 08/15/55 2,094,950
2,504,000 (e) NiSource Inc 6 .950 11/30/54 2,589,166
2,040,000 (b) NRG Energy Inc 5 .750 01/15/34 2,024,070

Portfolio of Investments June 30, 2026
(continued)
JRI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 385,000 OGE Energy Corp 5 .450% 05/15/29 $ 392,185
1,549,000 (e) PG&E Corp 7 .375 03/15/55 1,578,403
741,000 (e) PPL Capital Funding Inc 6 .659 03/30/67 734,105
696,000 (e) Puget Energy Inc 7 .250 09/15/56 708,522
1,610,000 (e) Sempra 6 .550 04/01/55 1,623,062
1,251,000 (e) Sempra 6 .875 10/01/54 1,276,220
1,330,000 (e) Sempra 6 .375 04/01/56 1,343,380
2,459,000 (e) Sempra 6 .400 10/01/54 2,472,173
1,466,000 (e) Sierra Pacific Power Co 6 .375 09/15/56 1,462,191
1,745,000 (e) Southern Co/The 6 .375 03/15/55 1,790,806
980,000 (e) Spire Inc 6 .450 06/01/56 986,544
275,000 (b) Superior Plus LP / Superior General Partner Inc 4 .500 03/15/29 266,655
765,000 (b) Talen Energy Supply LLC 6 .500 02/01/36 771,240
875,000 (b) Talen Energy Supply LLC 6 .250 02/01/34 869,682
1,690,000 (b) TerraForm Power Operating LLC 4 .750 01/15/30 1,634,793
2,798,000 (b),(d),(e) Vistra Corp 8 .875 N/A 3,000,740
333,000 (b),(d),(e) Vistra Corp 7 .000 N/A 335,638
473,000 (b),(d),(e) Vistra Corp 8 .000 N/A 476,640
615,000 (b) Vistra Operations Co LLC 5 .350 01/31/36 602,699
685,000 (b) VoltaGrid LLC 7 .375 11/01/30 711,147
1,212,000 (e) WEC Energy Group Inc 5 .625 05/15/56 1,204,679
TOTAL UTILITIES 72,240,776
TOTAL CORPORATE BONDS
(Cost $186,497,096) 189,731,516
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.5% (0.3% of Total Investments) –
916,984 Foresight Environmental Infrastructure Ltd 1,035,100
436,623 Greencoat UK Wind plc 588,425
694,723 Sdcl Efficiency Income Trust plc 327,213
557,038 Sequoia Economic Infrastructure Income Fund Ltd 608,859
16,638 (g) Starwood European Real Estate Finance Ltd 695
TOTAL INVESTMENT COMPANIES
(Cost $3,190,213) 2,560,292
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
20480726 MORTGAGE-BACKED SECURITIES - 4.2% (2.9% of Total Investments) 20480726
COMMERCIAL MBS - 4.2%
750,000 (b),(f) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8 .125 06/15/35 752,152
100,000 (f) BANK 2017-BNK6, Series 2017 BNK6 3 .964 07/15/60 95,592
150,000 (b),(f) BLP Commercial Mortgage Trust, Series 2025 IND2, (TSFR1M
+ 2.050%)
5 .675 12/15/42 150,620
750,000 (b),(f) BMP Commercial Mortgage Trust 2024-MF23, Series 2024
MF23, (TSFR1M + 2.390%)
7 .194 06/15/41 753,507
410,536 (b),(f) BX 2024-PALM, Series 2024 PALM, (TSFR1M + 1.791%) 5 .464 06/15/37 411,181
490,000 (b),(f) BX Commercial Mortgage Trust 2021-21M, Series 2021 21M,
(TSFR1M + 2.285%)
6 .607 10/15/36 489,780
560,000 (b),(f) BX Commercial Mortgage Trust 2022-AHP, Series 2022 AHP,
(TSFR1M + 2.090%)
5 .715 01/17/39 560,425
750,000 (b),(f) BX Commercial Mortgage Trust 2026-AHP, Series 2026 AHP,
(TSFR1M + 2.650%)
6 .250 06/15/43 752,045
750,000 (b),(f) BX Commercial Mortgage Trust 2026-ALOHA, Series 2026
ALOHA, (TSFR1M + 2.150%)
5 .775 04/15/43 752,573
564,648 (b),(f) BX Commercial Mortgage Trust 2026-LP3, Series 2026 LP3,
(TSFR1M + 2.350%)
5 .975 04/15/43 569,105
750,000 (b),(f) BX Trust, Series 2026 PNDA, (TSFR1M + 2.100%) 5 .725 05/15/43 756,460
450,000 (b),(f) BX Trust, Series 2026 CART, (TSFR1M + 1.900%) 5 .525 02/15/36 450,313
250,000 (b),(f) BX Trust 2022-LBA6, Series 2022 LBA6, (TSFR1M + 2.000%) 4 .845 01/15/39 250,216
247,487 (b),(f) BX Trust 2024-FNX, Series 2024 FNX, (TSFR1M + 2.291%) 6 .603 11/15/41 248,138
389,130 (b),(f) BX Trust 2025-LUNR, Series 2025 LUNR, (TSFR1M + 2.000%) 5 .625 06/15/40 390,764

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS (continued)
$ 425,000 (b),(f) BX Trust 2025-OMG, Series 2025 OMG, (TSFR1M + 1.700%) 5 .326% 10/15/42 $ 425,700
744,730 (b),(f) BX Trust 2026-CIP, Series 2026 CIP, (TSFR1M + 1.650%) 5 .300 05/15/38 748,305
750,000 (f) BX Trust 2026-OPTM, Series 2026 OPTM, (TSFR1M + 2.000%) 5 .750 03/15/39 745,556
500,000 (b),(f) BX Trust 2026-RISE, Series 2026 RISE, (TSFR1M + 2.000%) 5 .670 04/15/41 502,260
384,219 (b),(f) DBGS 2024-SBL, Series 2024 SBL, (TSFR1M + 2.740%) 7 .062 08/15/34 384,939
500,000 (b),(f) GSAT Trust 2025-BMF, Series 2025 BMF, (TSFR1M + 2.500%) 6 .125 07/15/40 498,437
500,000 (b),(f) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 6 .725 07/13/42 500,848
500,000 (b),(f) IP 2025-IP Mortgage Trust, Series 2025 IP 6 .025 06/10/42 504,948
284,077 (b),(f) LBA Trust 2024-7IND, Series 2024 7IND, (TSFR1M + 2.641%) 6 .266 10/15/41 285,660
500,000 (b),(f) MHP Commercial Mortgage Trust 2025-MHIL2, Series 2025
MHIL2, (TSFR1M + 2.650%)
6 .275 09/15/40 501,796
500,000 (b),(f) MILE Trust 2025-STNE, Series 2025 STNE, (TSFR1M + 1.700%) 5 .325 07/15/42 504,350
600,000 (b),(f) MTN Commercial Mortgage Trust 2026-LPFX, Series 2026 LPFX 6 .560 05/15/43 605,350
925,000 (b),(f) MTN Commercial Mortgage Trust 2026-LPFX, Series 2026 LPFX 6 .058 05/15/43 931,006
700,000 (b),(f) National Commercial Mortgage Trust 2026-IND, Series 2026
IND, (TSFR1M + 2.150%)
5 .775 06/15/43 703,301
500,000 (b),(f) NYCT Trust 2024-3ELV, Series 2024 3ELV, (TSFR1M + 2.840%) 6 .465 08/15/29 498,901
750,000 (b),(f) PFDR Trust 2026-DLVR, Series 2026 DLVR, (TSFR1M + 2.500%) 6 .113 06/15/43 751,723
500,000 (b),(f) PLYM Commercial Mortgage Trust 2026-IND, Series 2026 IND,
(TSFR1M + 2.150%)
5 .800 03/15/43 501,243
500,000 (b),(f) SCG Commercial Mortgage Trust 2025-FLWR, Series 2025
FLWR, (TSFR1M + 1.750%)
5 .375 08/15/42 501,410
750,000 (b),(f) SCG Trust 2025-SNIP, Series 2025 SNIP, (TSFR1M + 2.600%) 6 .225 09/15/42 754,503
400,000 (b),(f) SLG Office Trust 2026-OMA, Series 2026 OMA 5 .986 04/15/41 401,414
525,000 (b),(f) WCORE Commercial Mortgage Trust 2024-CORE, Series 2024
CORE, (TSFR1M + 2.241%)
5 .867 11/15/41 526,848
625,000 (b),(f) Wells Fargo Commercial Mortgage Trust 2025-AGLN, Series
2025 AGLN, (TSFR1M + 2.292%)
5 .917 07/15/37 626,638
298,922 (b),(f) Wells Fargo Commercial Mortgage Trust 2025-AURA, Series
2025 AURA, (TSFR1M + 2.292%)
5 .917 10/15/42 299,520
389,958 (b),(f) Wells Fargo Commercial Mortgage Trust 2025-B33RP, Series
2025 B33RP, (TSFR1M + 2.500%)
6 .850 08/15/42 393,199
TOTAL COMMERCIAL MBS 20,480,726
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $20,427,856) 20,480,726
SHARES DESCRIPTION RATE VALUE
61196141 PREFERRED STOCK - 12.6% (8.6% of Total Investments) 61196141
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.6%
160,840 Agree Realty Corp 4 .250 2,735,888
80,648 AH Realty Trust, Inc 6 .750 1,744,416
57,400 Alpine Income Property Trust, Inc 0 .000 1,439,018
65,405 American Homes 4 Rent 6 .250 1,521,320
95,452 American Homes 4 Rent 5 .875 2,147,670
87,532 Digital Realty Trust, Inc 5 .200 1,721,754
76,288 Digital Realty Trust, Inc 5 .850 1,683,676
83,419 Digital Realty Trust, Inc 5 .250 1,666,712
79,887 Federal Realty Investment Trust 5 .000 1,570,578
67,447 Kimco Realty Corp 5 .125 1,309,821
89,868 Kimco Realty Corp 5 .250 1,774,893
7,927 LXP Industrial Trust 6 .500 360,758
2,301 Mid-America Apartment Communities, Inc 8 .500 125,014
81,058 National Storage Affiliates Trust 6 .000 1,810,025
81,378 Pebblebrook Hotel Trust 6 .300 1,580,361
66,872 Pebblebrook Hotel Trust 6 .375 1,315,372
73,003 Pebblebrook Hotel Trust 5 .700 1,280,473
11,879 Public Storage 4 .700 213,347
13,419 Public Storage 5 .050 261,939
37,143 Public Storage 4 .875 696,431
36,275 Public Storage 4 .750 667,097
28,618 Public Storage 4 .000 439,286
34,150 Public Storage 4 .125 539,912

Portfolio of Investments June 30, 2026
(continued)
JRI

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
31,013 Public Storage 4 .625% $ 551,721
28,620 Public Storage 4 .000 439,031
22,989 Public Storage 4 .100 359,548
71,303 Regency Centers Corp 5 .875 1,536,580
83,202 Regency Centers Corp 6 .250 1,880,365
38,566 Rexford Industrial Realty, Inc 5 .875 845,752
96,403 Rexford Industrial Realty, Inc 5 .625 2,032,175
10,819 RLJ Lodging Trust 1 .950 265,282
38,616 Summit Hotel Properties, Inc 6 .250 674,622
20,301 Summit Hotel Properties, Inc 5 .875 333,951
40,669 Sunstone Hotel Investors, Inc 6 .125 884,551
52,241 Sunstone Hotel Investors, Inc 5 .700 1,110,121
15,499 UMH Properties, Inc 6 .375 326,254
88,791 Vornado Realty Trust 5 .250 1,593,798
138,432 Vornado Realty Trust 4 .450 2,007,264
90,455 Vornado Realty Trust 5 .250 1,601,054
91,488 Vornado Realty Trust 5 .400 1,633,976
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 46,681,806
FINANCIAL SERVICES - 0.1%
23,251 Brookfield Finance, Inc 4 .625 353,415
TOTAL FINANCIAL SERVICES 353,415
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
25,270 Brookfield Property Partners LP 6 .500 383,093
10,309 Brookfield Property Partners LP 6 .375 149,068
31,178 Brookfield Property Partners LP 5 .750 405,003
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 937,164
UTILITIES - 2.7%
25,854 BIP Bermuda Holdings I Ltd 5 .125 412,371
38,627 Brookfield BRP Holdings Canada, Inc 4 .625 558,160
13,470 Brookfield Infrastructure Finance ULC 5 .000 207,707
65,751 Brookfield Infrastructure Partners LP 5 .125 1,075,686
18,594 Brookfield Infrastructure Partners LP 5 .000 293,042
70,034 Brookfield Renewable Partners LP 5 .250 1,131,049
8,263 CMS Energy Corp 5 .625 172,614
18,823 CMS Energy Corp 5 .875 412,224
18,332 CMS Energy Corp 5 .875 396,704
17,038 DTE Energy Co 5 .250 348,257
16,333 DTE Energy Co 4 .375 271,291
16,486 DTE Energy Co 4 .375 280,592
51,762 DTE Energy Co 6 .250 1,229,865
22,829 Duke Energy Corp 5 .625 529,176
42,195 Duke Energy Corp 5 .750 1,036,309
28,928 Georgia Power Co 5 .000 612,406
20,288 SCE Trust VII 7 .500 485,898
19,000 SCE Trust VIII 6 .950 431,110
15,426 Southern Co 4 .950 296,796
12,974 Southern Co 4 .200 219,520
36,525 Southern Co 6 .500 913,856
15,006 Southern Co 5 .250 306,423
68,200 Xcel Energy, Inc 6 .250 1,602,700
TOTAL UTILITIES 13,223,756
TOTAL PREFERRED STOCK
(Cost $70,196,953) 61,196,141
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
15421893 VARIABLE RATE SENIOR LOAN INTERESTS - 3.2% (2.2% of Total Investments) 15421893
AUTOMOBILES & COMPONENTS - 0.2%
$ 706,724 (f) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .144 01/28/32 708,272
TOTAL AUTOMOBILES & COMPONENTS 708,272

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 0.1%
$ 688,000 (f) Resilience Parent LLC, First Lien Term Loan, (TSFR3M + 2.500%) 6 .232% 02/28/33 $ 687,260
TOTAL CAPITAL GOODS 687,260
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
275,000 (f) Heritage Environmental Services, Inc., Term Loan B, (TSFR1M +
3.000%)
6 .644 04/01/33 276,719
563,587 (f) Wash Multifamily Parent Inc, Term Loan B, (TSFR1M + 3.000%) 6 .644 09/10/32 565,788
1,031,779 (f) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6 .508 03/27/28 1,034,822
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,877,329
CONSUMER SERVICES - 0.4%
944,128 (f) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .894 02/06/30 915,955
997,396 (f) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6 .894 01/29/29 997,506
TOTAL CONSUMER SERVICES 1,913,461
ENERGY - 0.3%
1,510,000 (f) Venture Global Calcasieu Pass, LLC, Term Loan B, (TSFR6M +
3.250%)
6 .937 04/11/33 1,516,191
TOTAL ENERGY 1,516,191
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
748,101 (f) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5 .644 12/03/31 748,412
TOTAL HEALTH CARE EQUIPMENT & SERVICES 748,412
MEDIA & ENTERTAINMENT - 0.5%
1,477,500 (f) Charter Communications Operating, LLC, Term Loan B5,
(TSFR3M + 2.250%)
5 .942 12/15/31 1,458,943
1,000,000 (f) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.470%)
6 .099 02/17/32 988,840
223,296 (f) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6 .931 12/11/28 204,594
TOTAL MEDIA & ENTERTAINMENT 2,652,377
TELECOMMUNICATION SERVICES - 0.2%
515,000 (f) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
4.250%)
7 .903 04/03/31 484,888
250,000 (f) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6 .677 12/07/26 223,516
TOTAL TELECOMMUNICATION SERVICES 708,404
TRANSPORTATION - 0.5%
413,000 (f),(h) Boluda Towage Luxembourg Sarl, Term Loan, (TBD) TBD TBD 414,293
602,545 (f) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
5 .482 04/10/31 600,737
1,485,000 (f) NA Rail HoldCo. LLC, Repriced Term Loan B, (TSFR3M +
2.500%)
6 .149 03/08/32 1,488,720
TOTAL TRANSPORTATION 2,503,750
UTILITIES - 0.4%
610,397 (f) Hill Top Energy Center LLC, Term Loan B, (TSFR3M + 2.750%) 6 .482 06/28/32 612,399
493,750 (f) Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%) 8 .232 02/19/32 495,498
1,000,000 (f) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M +
2.000%)
5 .644 04/30/31 998,540
TOTAL UTILITIES 2,106,437
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $15,429,557) 15,421,893
TOTAL LONG-TERM INVESTMENTS
(Cost $673,864,805) 701,820,783

Portfolio of Investments June 30, 2026
(continued)
JRI

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.2%(1.5% of Total Investments)
10602244 REPURCHASE AGREEMENTS - 2.2% (1.5% of Total Investments) 10602244
$ 4,725,000 (i) Fixed Income Clearing Corporation 3 .610% 07/01/26 $ 4,725,000
5,877,244 (j) Fixed Income Clearing Corporation 1 .060 07/01/26 5,877,244
TOTAL REPURCHASE AGREEMENTS
(Cost $10,602,244) 10,602,244
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,602,244) 10,602,244
TOTAL INVESTMENTS - 146.5%
(Cost $684,467,049) 712,423,027
BORROWINGS - (46.2)% (k),(l) (224,445,000)
OTHER ASSETS & LIABILITIES, NET -   (0.3)% (1,806,441)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 486,171,586
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
MBS Mortgage-Backed Security
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $111,674,858 or 15.7% of Total Investments.
(c) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(d) Perpetual security. Maturity date is not applicable.
(e) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
13.4% of Total Investments.
(f) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) When-issued or delayed delivery security.
(i) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $4,725,474 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/31, valued at $4,819,659.
(j) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $5,877,417 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 3.500%–3.625% and maturity dates 12/31/30–2/15/33, valued at
$5,994,873.
(k) Borrowings as a percentage of Total Investments is 31.5%.
(l) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $377,443,184 have been pledged as collateral for borrowings.

Portfolio of Investments June 30, 2026
JRS
See Notes to Financial Statements
T
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 135.0% (96.3% of Total Investments)
255050767 COMMON STOCKS - 95.6% (68.2% of Total Investments) 255050767
DATA CENTER REITS - 11.3%
82,314 Digital Realty Trust, Inc $ 14,781,948
14,833 Equinix, Inc 15,461,771
TOTAL DATA CENTER REITS 30,243,719
HEALTH CARE REITS - 17.5%
110,096 Alexandria Real Estate Equities, Inc 5,818,574
532,702 Healthpeak Properties, Inc 11,399,823
88,413 Janus Living, Inc 2,540,990
65,462 (a) National Healthcare Properties, Inc 959,018
167,924 Ventas, Inc 14,911,652
49,253 Welltower, Inc 11,178,953
TOTAL HEALTH CARE REITS 46,809,010
HOTEL & RESORT REITS - 2.6%
165,121 Host Hotels & Resorts, Inc 3,915,019
109,965 Pebblebrook Hotel Trust 2,134,421
74,085 Sunstone Hotel Investors, Inc 848,273
TOTAL HOTEL & RESORT REITS 6,897,713
INDUSTRIAL REITS - 11.8%
135,821 First Industrial Realty Trust, Inc 8,327,185
171,334 ProLogis, Inc 23,210,617
TOTAL INDUSTRIAL REITS 31,537,802
MULTI-FAMILY RESIDENTIAL REITS - 10.2%
23,408 AvalonBay Communities, Inc 4,416,856
72,150 Camden Property Trust 8,260,453
72,423 Equity Residential 4,919,694
19,823 Essex Property Trust, Inc 5,780,189
97,133 UDR, Inc 3,877,549
TOTAL MULTI-FAMILY RESIDENTIAL REITS 27,254,741
OFFICE REITS - 4.9%
73,537 BXP, Inc 4,876,238
72,020 Cousins Properties, Inc 2,159,160
133,289 Douglas Emmett, Inc 1,572,810
61,980 Kilroy Realty Corp 2,322,391
43,521 SL Green Realty Corp 2,253,082
TOTAL OFFICE REITS 13,183,681
OTHER SPECIALIZED REITS - 3.8%
376,438 VICI Properties, Inc 9,994,429
TOTAL OTHER SPECIALIZED REITS 9,994,429
RETAIL REITS - 19.3%
61,687 Acadia Realty Trust 1,289,875
65,652 Agree Realty Corp 4,972,482
69,627 Federal Realty Investment Trust 8,594,757
150,394 Kimco Realty Corp 3,812,488
215,918 Kite Realty Group Trust 6,127,753
234,850 Macerich Co 5,915,872
139,872 NNN REIT, Inc 6,508,244
97,073 Realty Income Corp 6,014,643
36,391 Simon Property Group, Inc 8,138,847
TOTAL RETAIL REITS 51,374,961
SELF-STORAGE REITS - 6.8%
169,587 CubeSmart 6,744,475
29,366 Extra Space Storage, Inc 4,266,880
22,028 Public Storage 7,011,732
TOTAL SELF-STORAGE REITS 18,023,087

Portfolio of Investments June 30, 2026
(continued)
JRS

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SINGLE-FAMILY RESIDENTIAL REITS - 6.5%
179,826 American Homes 4 Rent, Class A $ 6,027,768
237,390 Invitation Homes, Inc 7,171,552
33,640 Sun Communities, Inc 4,033,772
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 17,233,092
TELECOM TOWER REITS - 0.9%
15,275 American Tower Corp 2,498,532
TOTAL TELECOM TOWER REITS 2,498,532
TOTAL COMMON STOCKS
(Cost $170,898,923) 255,050,767
SHARES DESCRIPTION RATE VALUE
1,821,965 CONVERTIBLE PREFERRED SECURITIES - 0.7% (0.5% of Total Investments) 1,821,965
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
30,155 Kimco Realty Corp 7 .250% 1,821,965
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,821,965
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $1,495,537) 1,821,965
SHARES DESCRIPTION RATE VALUE
103400572 PREFERRED STOCK - 38.7% (27.6% of Total Investments) 103400572
ASSET MANAGEMENT & CUSTODY BANKS - 0.5%
44,840 DigitalBridge Group, Inc 7 .125 679,774
52,815 DigitalBridge Group, Inc 7 .150 788,528
TOTAL ASSET MANAGEMENT & CUSTODY BANKS 1,468,302
DATA CENTER REITS - 3.6%
223,485 Digital Realty Trust, Inc 5 .200 4,395,950
150,750 Digital Realty Trust, Inc 5 .850 3,327,052
105,270 Digital Realty Trust, Inc 5 .250 2,103,295
TOTAL DATA CENTER REITS 9,826,297
DIVERSIFIED REITS - 0.4%
41,820 AH Realty Trust, Inc 6 .750 904,567
11,810 CTO Realty Growth, Inc 6 .375 246,829
TOTAL DIVERSIFIED REITS 1,151,396
HOTEL & RESORT REITS - 4.3%
127,885 Chatham Lodging Trust 6 .625 2,512,940
23,305 Pebblebrook Hotel Trust 6 .300 452,583
173,250 Pebblebrook Hotel Trust 6 .375 3,407,828
119,285 Pebblebrook Hotel Trust 5 .700 2,092,259
64,795 Sunstone Hotel Investors, Inc 6 .125 1,409,291
73,505 Sunstone Hotel Investors, Inc 5 .700 1,561,981
TOTAL HOTEL & RESORT REITS 11,436,882
INDUSTRIAL REITS - 2.7%
56,919 ProLogis, Inc 8 .540 3,034,352
26,026 Rexford Industrial Realty, Inc 5 .875 570,750
167,960 Rexford Industrial Realty, Inc 5 .625 3,540,597
TOTAL INDUSTRIAL REITS 7,145,699
MULTI-FAMILY RESIDENTIAL REITS - 0.7%
34,353 Mid-America Apartment Communities, Inc 8 .500 1,866,398
TOTAL MULTI-FAMILY RESIDENTIAL REITS 1,866,398
OFFICE REITS - 12.1%
12,713 Highwoods Properties, Inc 8 .625 13,025,473
152,950 SL Green Realty Corp 6 .500 3,224,186
203,925 Vornado Realty Trust 4 .450 2,956,912
293,370 Vornado Realty Trust 5 .250 5,192,649
293,242 Vornado Realty Trust 5 .250 5,263,694
143,089 Vornado Realty Trust 5 .400 2,555,570
TOTAL OFFICE REITS 32,218,484

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
SHARES DESCRIPTION RATE VALUE
OTHER SPECIALIZED REITS - 0.1%
15,395 EPR Properties 5 .750% $ 314,366
TOTAL OTHER SPECIALIZED REITS 314,366
RETAIL REITS - 6.9%
119,200 Agree Realty Corp 4 .250 2,027,592
164,000 Federal Realty Investment Trust 5 .000 3,224,240
178,899 Kimco Realty Corp 5 .250 3,533,255
135,644 Kimco Realty Corp 5 .125 2,634,207
53,670 Regency Centers Corp 5 .875 1,156,589
77,870 Regency Centers Corp 6 .250 1,759,862
23,295 Saul Centers, Inc 6 .125 487,098
158,335 Saul Centers, Inc 6 .000 3,405,786
3,184 Simon Property Group, Inc 8 .375 175,438
TOTAL RETAIL REITS 18,404,067
SELF-STORAGE REITS - 6.0%
49,516 National Storage Affiliates Trust 6 .000 1,105,692
12,690 Public Storage 4 .100 198,472
14,665 Public Storage 4 .000 224,961
25,000 Public Storage 3 .950 381,000
98,965 Public Storage 4 .000 1,519,113
4,250 Public Storage 3 .900 63,792
22,539 Public Storage 3 .875 337,634
132,578 Public Storage 4 .625 2,358,563
32,845 Public Storage 4 .750 604,019
44,261 Public Storage 4 .700 794,928
108,255 Public Storage 4 .875 2,029,781
159,635 Public Storage 5 .600 3,451,309
131,239 Public Storage 5 .050 2,561,785
6,915 Public Storage 5 .150 137,401
5,965 Public Storage 4 .125 94,307
TOTAL SELF-STORAGE REITS 15,862,757
SINGLE-FAMILY RESIDENTIAL REITS - 1.4%
106,690 American Homes 4 Rent 6 .250 2,481,609
38,575 American Homes 4 Rent 5 .875 867,938
16,930 UMH Properties, Inc 6 .375 356,377
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 3,705,924
TOTAL PREFERRED STOCK
(Cost $121,512,082) 103,400,572
TOTAL LONG-TERM INVESTMENTS
(Cost $293,906,542) 360,273,304
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  5.1%(3.7% of Total Investments)
13742199 REPURCHASE AGREEMENTS - 5.1% (3.7% of Total Investments) 13742199
$ 7,825,000 (b) Fixed Income Clearing Corporation 3 .610 07/01/26 7,825,000
5,917,199 (c) Fixed Income Clearing Corporation 1 .060 07/01/26 5,917,199
TOTAL REPURCHASE AGREEMENTS
(Cost $13,742,199) 13,742,199
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,742,199) 13,742,199
TOTAL INVESTMENTS - 140.1%
(Cost $307,648,741) 374,015,503
BORROWINGS - (38.4)% (d),(e) (102,400,000)
OTHER ASSETS & LIABILITIES, NET -   (1.7)% (4,726,349)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 266,889,154
REIT Real Estate Investment Trust

Portfolio of Investments June 30, 2026
(continued)
JRS

See Notes to Financial Statements
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $7,825,785 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/31, valued at $7,981,607.
(c) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $5,917,373 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 12/31/30, valued at $6,035,679.
(d) Borrowings as a percentage of Total Investments is 27.4%.
(e) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $214,748,900 have been pledged as collateral for borrowings.

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2026 (Unaudited) NMAI JRI JRS
ASSETS
Long-term investments, at value
†
$ 711,249,452 $ 701,820,783 $ 360,273,304
Short-term investments, at value
◊
5,493,516 10,602,244 13,742,199
Cash 69,146 536 –
Cash denominated in foreign currencies
^
97,150 – –
Unrealized appreciation on forward foreign currency contracts 9,681 – –
Receivables:
Dividends 200,166 2,232,923 1,637,673
Interest 3,606,384 3,582,463 959
Investments sold 2,681,113 269,801 1,262,452
Reclaims 605,026 179,115 –
Reimbursement from Adviser 3,001 104,063 –
Other 72,339 31,754 38,859
Total assets 724,086,974 718,823,682 376,955,446
LIABILITIES
Cash overdraft denominated in foreign currencies
*
– 21,099 –
Borrowings 183,836,000 224,445,000 102,400,000
Reverse repurchase agreements, including accrued interest 26,088,310 – –
Unrealized depreciation on forward foreign currency contracts 8,983 – –
Payables:
Management fees 496,083 553,451 259,134
Dividends 3,761,773 4,706,689 5,320,915
Capital gain taxes 1,134 – –
Interest 570,283 892,120 500,264
Investments purchased - regular settlement 23,902 1,189,326 1,366,305
Investments purchased - when-issued/delayed-delivery settlement 2,775,495 413,000 –
Unfunded loan commitments 225,643 – –
Accrued expenses:
Custodian fees 563,651 333,042 66,350
Investor relations fees 17,419 15,498 75,566
Trustees fees 67,703 32,889 36,515
Professional fees 22,252 16,037 18,038
Shareholder reporting expenses 28,391 29,518 22,437
Shareholder servicing agent fees 630 1,570 –
Other 5,693 2,857 768
Total liabilities 218,493,345 232,652,096 110,066,292
Net assets applicable to common shares $ 505,593,629 $ 486,171,586 $ 266,889,154
Common shares outstanding 33,425,645 36,198,277 28,892,471
Net asset value ("NAV") per common share outstanding $ 15 .13 $ 13 .43 $ 9 .24
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 334,256 $ 361,983 $ 288,925
Paid-in capital 391,479,465 641,651,454 205,269,873
Total distributable earnings (loss) 113,779,908 (155,841,851) 61,330,356
Net assets applicable to common shares $ 505,593,629 $ 486,171,586 $ 266,889,154
Authorized shares:
Common Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited Unlimited
†
   Long-term investments, cost $ 607,257,923 $ 673,864,805 $ 293,906,542
◊
   Short-term investments, cost $ 5,493,516 $ 10,602,244 $ 13,742,199
^
   Cash denominated in foreign currencies, cost $ 95,490 $ – $ –
*
   Cash overdraft denominated in foreign currencies, cost $ – $ 20,962 $ –

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2026 (Unaudited) NMAI JRI JRS
INVESTMENT INCOME
Affiliated income $ 7,514 $ 197,573 $ —
Dividends 3,330,690 11,981,611 6,639,535
Interest 9,067,392 6,836,344 170,240
Rehypothecation income 33,933 — —
Tax withheld (202,292) (763,557) —
Total investment income 12,237,237 18,251,971 6,809,775
EXPENSES
– – –
Management fees 2,943,946 3,038,759 1,509,572
Shareholder servicing agent fees 1,060 4,186 426
Interest expense # 4,310,672 4,284,154 2,287,212
Trustees fees 21,250 18,914 10,804
Custodian expenses 159,000 76,685 22,124
Investor relations expenses 74,706 96,273 50,850
Professional fees 44,504 37,939 27,483
Shareholder reporting expenses 32,723 32,057 22,902
Stock exchange listing fees 5,176 4,248 4,478
Other 12,103 9,549 6,138
Total expenses 7,605,140 7,602,764 3,941,989
Net investment income (loss) 4,632,097 10,649,207 2,867,786
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 36,304,285 22,005,412 9,952,224
Forward foreign currency contracts 20,424 — —
Futures contracts — 165,171 —
Foreign currency transactions (45,624) (18,940) —
Net realized gain (loss) 36,279,085 22,151,643 9,952,224
Change in unrealized appreciation (depreciation) on:
Investments * 9,484,505 3,283,782 27,224,286
Forward foreign currency contracts 2,430 — —
Futures contracts — (18,483) —
Foreign currency translations (16,000) (11,129) —
Net change in unrealized appreciation (depreciation) 9,470,935 3,254,170 27,224,286
Net realized and unrealized gain (loss) 45,750,020 25,405,813 37,176,510
Net increase (decrease) in net assets applicable to common shares from operations $ 50,382,117 $ 36,055,020 $ 40,044,296
*
  Net of change in foreign capital gains tax
$ (1,134) $ — $ —
# SUPPLEMENTAL INFORMATION FOR DEBT TRANSACTIONS NMAI JRI JRS
Aggregate amount of debt outstanding
$ 209,764,000 $ 224,445,000 $ 102,400,000
Aggregate average interest rate 4.12% 4.30% 4.50%

Statement of Changes in Net Assets
See Notes to Financial Statements

NMAI JRI
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
OPERATIONS
Net investment income (loss) $ 4,632,097 $ 12,876,688 $ 10,649,207 $ 17,010,597
Net realized gain (loss) 36,279,085 23,631,649 22,151,643 12,406,993
Net change in unrealized appreciation (depreciation) 9,470,935 44,756,935 3,254,170 19,693,627
Net increase (decrease) in net assets applicable to common shares from operations 50,382,117 81,265,272 36,055,020 49,111,217
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (23,264,249) (13,281,245) (25,490,445) (22,392,838)
Return of Capital – (29,821,124) – (21,534,905)
Total distributions (23,264,249) (43,102,369) (25,490,445) (43,927,743)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from rights offering, net of offering costs — — 108,500,000 —
Reinvestments of distributions — — 109,719 316,245
Net increase (decrease) applicable to common shares from capital share transactions — — 108,609,719 316,245
Net increase (decrease) in net assets applicable to common shares 27,117,868 38,162,903 119,174,294 5,499,719
Net assets applicable to common shares at the beginning of period 478,475,761 440,312,858 366,997,292 361,497,573
Net assets applicable to common shares at the end of period $ 505,593,629 $ 478,475,761 $ 486,171,586 $ 366,997,292

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
JRS
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
OPERATIONS
Net investment income (loss) $ 2,867,786 $ 5,187,090
Net realized gain (loss) 9,952,224 10,625,851
Net change in unrealized appreciation (depreciation) 27,224,286 (20,124,800)
Net increase (decrease) in net assets applicable to common shares from operations 40,044,296 (4,311,859)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (10,401,290) (6,058,316)
Return of Capital – (13,588,564)
Total distributions (10,401,290) (19,646,880)
Net increase (decrease) in net assets applicable to common shares 29,643,006 (23,958,739)
Net assets applicable to common shares at the beginning of period 237,246,148 261,204,887
Net assets applicable to common shares at the end of period $ 266,889,154 $ 237,246,148

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended June 30, 2026 (Unaudited) NMAI JRI JRS
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 50,382,117 $ 36,055,020 $ 40,044,296
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (319,013,968) (404,365,866) (57,970,318)
Proceeds from sale and maturities of investments 331,575,609 254,600,641 70,376,524
Proceeds from (Purchase of) short-term investments, net 4,806,484 (1,477,244) (7,642,199)
Proceeds from (Purchase of) closed foreign currency spot transactions (69,687) 137,943 —
Proceeds from litigation settlement 59 33 —
Capital gains and return of capital distributions from investments — 1,309,138 1,986,756
Amortization (Accretion) of premiums and discounts, net 1,034,477 217,020 —
(Increase) Decrease in:
Receivable for dividends 21,992 (1,049,531) (141,585)
Receivable for interest (353,037) (472,556) (318)
Receivable for reclaims 20,986 (44,897) —
Receivable for investments sold (824,118) 177,677 (1,262,452)
Receivable for reimbursement from Adviser 1,233 (22,400) —
Receivable for variation margin on futures contracts — 9,750 —
Other assets (1,148) (7,915) (2,177)
Increase (Decrease) in:
Payable for interest (17,607) 147,417 66,172
Payable for investments purchased - regular settlement (8,706) 439,208 1,366,305
Payable for investments purchased - when-issued/delayed-delivery settlement 957,070 206,523 —
Payable for unfunded loan commitments 89,848 — —
Payable for management fees (56) 118,262 10,516
Accrued custodian fees 150,434 72,699 18,979
Accrued investor relations fees (16,728) 5,587 22,154
Accrued Trustees fees (2,464) 6,354 (1,103)
Accrued professional fees 18,545 12,209 13,117
Accrued shareholder reporting expenses (2,692) (3,605) (5,196)
Accrued shareholder servicing agent fees 322 (1,049) (252)
Accrued other expenses (5,160) 1,214 768
Net realized (gain) loss from investments (36,304,285) (22,005,412) (9,952,224)
Net realized (gain) loss from foreign currency transactions 45,624 18,940 —
Net realized (gain) loss from paydowns (324,306) (10,182) —
Net change in unrealized (appreciation) depreciation of investments (9,484,505) (3,283,782) (27,224,286)
Net change in unrealized (appreciation) depreciation of forward foreign currency (2,430) — —
Net change in unrealized (appreciation) depreciation on foreign currency translations 16,000 11,129 —
Net cash provided by (used in) operating activities 22,689,903 (139,197,675) 9,703,477
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 9,050,000 53,500,000 —
(Repayments of) reverse repurchase agreements (9,050,000) — —
Increase (Decrease) in:
Cash overdraft (3,049,665) (3,181,402) (4,623,102)
Cash overdraft denominated in foreign currencies — 21,099 —
Cash distributions paid to common shareholders (19,502,476) (20,674,037) (5,080,375)
Proceeds from rights offering, net of offering costs — 108,500,000 —
Net cash provided by (used in) financing activities (22,552,141) 138,165,660 (9,703,477)
Net increase (decrease) in cash, cash denominated in foreign currencies and cash collateral at brokers 137,762 (1,032,015) –
Cash and cash denominated in foreign currencies at the beginning of period 28,534 1,032,551 —
Cash, cash denominated in foreign currencies and cash collateral at brokers at the end of period $ 166,296 $ 536 $ —

See Notes to Financial Statements

The following table provides a reconciliation of cash, cash denominated in foreign currencies and cash collateral at brokers to the Statement of
Assets and Liabilities:
NMAI JRI JRS
Cash $ 69,146 $ 536 $ —
Cash denominated in foreign currencies 97,150 — —
Total cash, cash denominated in foreign currencies and cash collateral at brokers $ 166,296 $ 536 $ —
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NMAI JRI JRS
Cash paid for interest
$ 4,301,326 $ 4,104,664 $ 2,219,300
Non-cash financing activities not included herein consists of reinvestments of common share distributions — 109,719 —

Financial Highlights

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NMAI
6/30/26
1.77%(e),(f)
12/31/25
2.02
12/31/24
2.06
12/31/23
2.32
12/31/22
1.04
12/31/21
0.12(g),(f)
JRI
6/30/26
1.94(e),(f)
12/31/25
2.34
12/31/24
2.48
12/31/23
2.53
12/31/22
1.04
12/31/21
0.34
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NMAI
6/30/26
(e)
$ 14.31 $ 0.14 $ 1.38 $ 1.52 $ (0.70) $ — $ — $ (0.70) $ — $ 15.13 $ 14.17
12/31/25 13.17 0.39 2.04 2.43 (0.40) — (0.89) (1.29) — 14.31 13.04
12/31/24 13.76 0.37 0.69 1.06 (0.38) — (1.27) (1.65) — 13.17 12.04
12/31/23 13.41 0.39 1.26 1.65 (0.62) — (0.68) (1.30) — 13.76 12.30
12/31/22 20.03 0.47 (4.86) (4.39) (1.40) (0.83) — (2.23) — 13.41 11.49
12/31/21
(g)
20.00 0.07 0.31 0.38 (0.06) (0.29) — (0.35) — 20.03 18.65
JRI
6/30/26
(e)
13.37 0.32 0.54 0.86 (0.80) — — (0.80) — 13.43 12.96
12/31/25 13.19 0.62 1.1 6 1.7 8 (0.8 1 ) — (0.79) (1.6 0 ) — 13.37 13.61
12/31/24 13.69 0.54 0.39 0.93 (0.65) — (0.78) (1.43) — 13.19 12.13
12/31/23 13.57 0.55 0.65 1.20 (0.66) — (0.42) (1.08) —
(h)
13.69 11.72
12/31/22 17.41 0.78 (3.46) (2.68) (0.77) — (0.39) (1.16) — 13.57 11.70
12/31/21 15.84 1.00 1.73 2.73 (1.09) — (0.07) (1.16) — 17.41 16.12
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized .
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized .
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e) Unaudited.

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c),(d)
Portfolio
Turnover
Rate
10.82% 14.35% $ 505,594 3.13%
(f)
1.91%
(f)
46%
19.23 19.86 478,476 3.38 2.81 68
7.85 11.46 440,313 3.50 2.66 41
12.87 19.43 459,774 3.68 2.86 46
(21.91) (26.29) 448,357 2.53 2.88 129
1.90 (5.00) 669,611 1.63
(f)
3.35
(f)
66
6.51 1.27 486,172 3.44
(f)
4.81
(f)
40
14.15 26.60 366,997 3.90 4.64 72
7.03 16.12 361,498 4.14 3.99 80
9.32 10.02 375,319 4.07 4.15 59
(15.83) (20.83) 372,451 2.63 5.09 71
17.73 29.09 477,911 1.82 5.94 73
(f) Annualized.
(g) For the period November 22, 2021 (commencement of operations) through December 31, 2021.
(h) Value rounded to zero.

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JRS
6/30/26
(e)
$ 8.21 $ 0.10 $ 1.29 $ 1.39 $ (0.36) $ — $ — $ (0.36) $ 9.24 $ 8.43
12/31/25 9.04 0.18 (0.33) (0.15) (0.21) — (0.47) (0.68) 8.21 7.66
12/31/24 8.84 0.08 0.80 0.88 (0.24) — (0.44) (0.68) 9.04 8.63
12/31/23 8.12 0.16 1.24 1.40 (0.23) — (0.45) (0.68) 8.84 7.82
12/31/22 13.22 0.27 (4.54) (4.27) (0.26) (0.30) (0.27) (0.83) 8.12 7.56
12/31/21 9.63 0.25 4.10 4.35 (0.20) (0.56) — (0.76) 13.22 12.82
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
JRS
6/30/26
1.82%(e),(f)
12/31/25
2.07
12/31/24
2.25
12/31/23
2.31
12/31/22
1.01
12/31/21
2.70
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c),(d)
Portfolio
Turnover
Rate
17.22% 15.08% $ 266,889 3.14%
(f)
2.28%
(f)
17%
(1.70) (3.39) 237,246 3.40 2.09 22
10.28 19.66 261,205 3.52 0.93 31
18.14 13.46 255,548 3.64 1.88 33
(32.94) (35.25) 234,497 2.33 2.58 58
46.38 62.73 381,815 1.54 2.16 92
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e) Unaudited.
(f) Annualized.

Financial Highlights
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
Borrowings
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$1,000
(b)
NMAI
6/30/26
(c)
$ 183,836 $ 3,750
12/31/25 174,786 3,737
12/31/24 122,336 4,599
12/31/23 85,416 6,383
12/31/22 175,601 3,553
12/31/21
(d)
178,550 4,750
JRI
6/30/26
(c)
224,445 3,166
12/31/25 170,945 3,147
12/31/24 178,945 3,020
12/31/23 151,695 3,474
12/31/22 166,985 3,230
12/31/21 197,935 3,414
JRS
6/30/26
(c)
102,400 3,606
12/31/25 102,400 3,317
12/31/24 112,400 3,324
12/31/23 94,400 3,707
12/31/22 104,400 3,246
12/31/21 144,000 3,651
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference, if applicable, as of the end of the relevant fiscal year.
(b) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s borrowings (excluding temporary borrowings) then outstanding  and multiplying the result by 1,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(c) Unaudited.
(d) For the period November 22, 2021 (commencement of operations) through December 31, 2021.

Notes to Financial Statements

(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Multi-Asset Income Fund (NMAI)
Nuveen Real Asset Income and Growth Fund (JRI)
Nuveen Real Estate Income Fund (JRS)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NMAI, JRI and JRS were organized as Massachusetts business trusts on April 22, 2021, January 10, 2012 and August 27, 2001,
respectively.
Current Fiscal Period
: The end of the reporting period for the Funds is June 30, 2026, and the period covered by these Notes to Financial
Statements is the six months ended June 30, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolio, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. For NMAI, the Adviser has entered into sub-advisory agreements (each a “Sub-Advisory Agreement”) with each of Nuveen Asset Management, LLC (“NAM”), Teachers Advisors, LLC
(“TAL”) and Winslow Capital Management LLC (“Winslow”), each of which are affiliates of the Adviser. Pursuant to the Sub-Advisory Agreement
with NAM, NAM is responsible for the Fund’s dynamic asset allocation strategy and for allocating the Fund’s assets among each of the various Sub-
Advisers. NAM, TAL and Winslow under each Sub-Advisory Agreement manages the investment portfolios of the Fund allocated to it. For JRI, the
Adviser has entered into a sub-advisory agreement with NAM under which NAM manages the investment portfolio of JRI. For JRS, the Adviser has entered into sub-advisory agreements with Security Capital Research & Management Incorporated ("Security Capital"), under which Security Capital manages JRS's investment portfolio. The Adviser is responsible for managing the Funds' investments in swap contracts. NAM, TAL, Winslow and
Security Capital are each a "Sub-Adviser".
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
NMAI and JRI make monthly cash distributions, while JRS makes quarterly cash distributions to common shareholders of a stated dollar amount per share. Prior to the June 2025 distribution, NMAI made quarterly cash distribution. Subject to approval and oversight by the Board, JRS seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund’s investment strategy through regular quarterly distributions (a “Managed Distribution Program”). Total distributions during a calendar year generally will be made from each Fund’s net investment income, net realized capital gains and net unrealized capital gains in the Fund’s portfolio, if any. The portion of distributions paid attributed to net unrealized gains, if any, is distributed from the Fund’s assets and is treated by common shareholders as a non-taxable distribution (“return of capital”)
for tax purposes. In the event that total distributions during a calendar year exceed a Fund’s total return on NAV, the difference will reduce NAV per share. If a Fund’s total return on NAV exceeds total distributions during a calendar year, the excess will be reflected as an increase in NAV per share.
The final determination of the source and character of all distributions paid by a Fund during the fiscal year is made after the end of the fiscal year and is reflected in the financial statements contained in the annual report as of December 31 each year.
The distribution policy for NMAI and JRI, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized

Notes to Financial Statements
(continued)
capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, Each Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. The practice of maintaining a stable distribution level had no material effect on each Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in a Fund’s portfolio. Distributions received from certain securities in which a Fund invests, most notably real estate investment trust securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in a Fund’s ordinary income until such time a Fund is notified by the issuer of the actual tax character. Dividend income, net realized gain
(loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities for distributions during the prior fiscal period.
Foreign Currency Transactions and Translation:
To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.
Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the current fiscal period, NMAI's and JRI's investments in non-U.S. securities were as follows:
NMAI Value
% of Total
Investments
Country:
Japan $ 35,200,066 4.9%
United Kingdom 18,301,457 2.6
Spain 18,119,080 2.5
South Korea 18,014,051 2.5
France 17,853,762 2.5
Germany 16,587,988 2.3
Taiwan 15,335,728 2.1
Switzerland 13,687,635 1.9
Canada 8,773,062 1.2
Other 69,333,773 9.8
Total non-U.S. Securities $231,206,602 32.3%

Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in kind (“PIK”) interest, paydown gains and losses and fee income, if any.
PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received.
Rehypothecation income when applicable, is comprised of fees earned in connection with the rehypothecation of pledged collateral as further described later in these Notes to Financial Statements
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued Accounting Standard Updated ("ASU") No. 2025-11,
Interim Reporting (Topic 270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
JRI Value
% of Total
Investments
Country:
Canada $ 50,741,894 7.1%
Australia 28,116,146 3.9
United Kingdom 26,728,600 3.8
France 24,378,372 3.4
Mexico 15,589,099 2.2
Singapore 15,041,968 2.1
Italy 14,181,697 2.0
Hong Kong 11,098,744 1.6
Japan 10,357,321 1.5
Other 22,904,856 3.2
Total non-U.S. Securities $219,138,697 30.8%

Notes to Financial Statements
(continued)
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are generally classified as Level 2.
The fair values of borrowings approximate their carrying value. Borrowings are generally classified as Level 2 and are further described in these Notes to Financial Statements.
The fair values of reverse repurchase agreements approximate their carrying value. Reverse repurchase agreements are generally classified as Level 2 and are further described in these Notes to Financial Statements.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
I

4. Portfolio Securities
Unfunded Commitments:
Pursuant to the terms of certain of the variable rate senior loan agreements, NMAI and JRI may have unfunded loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded loan commitments. As of the end of the current fiscal period, JRI had no value in outstanding unfunded loan commitments, whereas NMAI’s outstanding unfunded loan commitments were as follows:
NMAI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 3,959,579 $ 203,684 $ 4,163,263
Common Stocks 270,696,305 132,566,607 49 403,262,961
Corporate Bonds – 90,965,447 – 90,965,447
Emerging Market Debt and Foreign Corporate Bonds – 74,591,336 1,446,700 76,038,036
Mortgage-Backed Securities – 49,414,445 – 49,414,445
Preferred Stock 5,062,385 – – 5,062,385
U.S. Government and Agency Obligations – 33,790,020 – 33,790,020
Variable Rate Senior Loan Interests – 48,551,768 1,127 48,552,895
Short-Term Investments:
Repurchase Agreements – 5,493,516 – 5,493,516
$ 275,758,690 $ 439,332,718 $ 1,651,560 $ 716,742,968
Investments in Derivatives:
Forward Foreign Currency Contracts* – 698 – 698
$ – $ 698 $ – $ 698
Liabilities at Fair Value:
Borrowings $ – $ 183,836,000 $ – $ 183,836,000
Reverse Repurchase Agreements $ – $ 26,088,310 $ – $ 26,088,310
$ – $ 209,924,310 $ – $ 209,924,310
JRI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 263,611,861 $ 125,333,900 $ – $ 388,945,761
Convertible Preferred Securities 23,484,454 – – 23,484,454
Corporate Bonds – 189,731,516 – 189,731,516
Investment Companies 2,559,597 – 695 2,560,292
Mortgage-Backed Securities – 20,480,726 – 20,480,726
Preferred Stock 61,196,141 – – 61,196,141
Variable Rate Senior Loan Interests – 15,421,893 – 15,421,893
Short-Term Investments:
Repurchase Agreements – 10,602,244 – 10,602,244
$ 350,852,053 $ 361,570,279 $ 695 $ 712,423,027
Liabilities at Fair Value:
Borrowings $ – $ 224,445,000 $ – $ 224,445,000
$ – $ 224,445,000 $ – $ 224,445,000
JRS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 255,050,767 $ – $ – $ 255,050,767
Convertible Preferred Securities 1,821,965 – – 1,821,965
Preferred Stock 103,400,572 – – 103,400,572
Short-Term Investments:
Repurchase Agreements – 13,742,199 – 13,742,199
$ 360,273,304 $ 13,742,199 $ – $ 374,015,503
Liabilities at Fair Value:
Borrowings $ – $ 102,400,000 $ – $ 102,400,000
$ – $ 102,400,000 $ – $ 102,400,000
* Represents net unrealized appreciation (depreciation).

Notes to Financial Statements
(continued)
Participation Commitments
:
With respect to the senior loans held in NMAI and JRI portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If the Funds purchases a participation of a senior loan interest, the Funds would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower.
As such, the Funds not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the current fiscal period, the Funds had no such outstanding participation commitments.
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Forward Foreign Currency Contracts:
During the current fiscal period, the Fund used foreign exchange forwards to partially hedge its exposure to
non-U.S. dollar denominated positions.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Funds realizes gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward foreign currency contracts outstanding during the current fiscal period was as follows:
Fund Outstanding Unfunded Loan Commitments
NMAI $ 225,643
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
NMAI Fixed Income Clearing Corporation $ 5,493,516 $ (5,603,721)
JRI Fixed Income Clearing Corporation 10,602,244 (10,814,532)
JRS Fixed Income Clearing Corporation 13,742,199 (14,017,286)
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
NMAI
$ 306,898,231 $ 12,115,737 $ 316,993,628 $ 14,581,981
JRI
404,365,866 — 254,600,641 —
JRS
57,970,318 — 70,376,524 —
Fund
Average Notional Amount of Forward
Contracts Outstanding
*
NMAI $ 785,479
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the current fiscal period.
Futures Contracts:
During the current fiscal period, the Fund continued to use interest rate futures to partially hedge the portfolio against movements in interest rates.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the current fiscal period, the Funds have invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:
Fund Counterparty
Gross Unrealized
Appreciation on
Forward Foreign
Currency Contracts*
Gross Unrealized
(Depreciation) on
Forward Foreign
Currency Contracts* Net Unrealized
Collateral
Pledged to (from)
Counterparty Net Exposure
NMAI Citibank, N.A $ 9,681 $ (8,983) $ 698 $ - $ 698
*  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Funds’ Portfolio of Investments.
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
JRI $ 3,933,325
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
NMAI
Forward Foreign Currency
Contracts
Foreign currency
exchange rate
Unrealized appreciation on
forward contracts
$ 9,681 Unrealized depreciation on
forward contracts
$ (8,983)
1 1 1 1 1 1 1 1

Notes to Financial Statements
(continued)
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
JRI – Rights Offering:
On January 15, 2026, the Board approved the terms of the issuance of transferable rights ("Rights") to the holders of the
Fund's common shares (par value $0.01 per share) ("Common Shares") as of February 6, 2026 (the "Record Date"). Holders of Common Shares on
the Record Date received one Right for each outstanding Common Share owned on the Record Date. The Rights entitled the holders to purchase one new Common Share for every four Rights held (1-for-4) for an aggregate of up to an additional 8,750,000 Common Shares.
Holders of Rights were entitled to subscribe for additional Common Shares (the "Offer") at a discount to the market price of the Common Shares, prior to 5:00 p.m., Eastern time, on March 9, 2026 (the "Expiration Date"). The subscription price per Common Share (the "Subscription Price") was
$12.40 per Common Share, which was equal to 90% of the Fund's net asset value per Common Share at the close of trading on the NYSE on the
Expiration Date. The gross proceeds of the Offer were approximately $108.5 million.
The Common Shares subscribed for were issued on March 16, 2026, after completion and receipt of all shareholder payments. The final Subscription
Price was lower than the original estimated Subscription Price.
Common Share Transactions:
 Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
NMAI
Forward foreign currency contracts Foreign currency exchange rate $ 20,424 $ 2,430
JRI
Futures contracts Interest rate 165,171 (18,483)
JRI
Unaudited
Six Months
Ended
6/30/26
Year Ended
12/31/25
Common Shares:
Sold through rights offering 8,750,000 —
Issued to shareholders due to reinvestment of distributions 8,206 23,392
Total 8,758,206 23,392

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Advisers are compensated for their services to the Fund from the management fees paid to the advisor.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NMAI
$ 615,021,116 $ 120,916,966 $ (19,194,416) $ 101,722,550
JRI
689,085,511 47,105,352 (23,767,836) 23,337,516
JRS
314,751,073 85,326,843 (26,062,413) 59,264,430
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NMAI
$ — $ — $ 92,325,152 $ (5,663,112) $ — $ — $ 86,662,040
JRI
— — 20,119,979 (186,526,405) — — (166,406,426)
JRS
— — 32,040,143 (316,032) — (36,762) 31,687,349
Fund Short-Term Long-Term Total
NMAI $ — $ 5,663,112 $ 5,663,112
JRI 52,614,366 133,912,039 186,526,405
JRS 316,032 — 316,032
Average Daily Managed Assets*
NMAI
Fund-Level
Fee Rate
JRI
Fund-Level
Fee Rate
JRS
Fund-Level
Fee Rate
For the first $500 million 0.7000% 0.8000% 0.7000%
For the next $500 million 0.6750 0.7750 0.6750
For the next $500 million 0.6500 0.7500 0.6500
For the next $500 million 0.6250 0.7250 0.6250
For managed assets over $2 billion 0.6000 0.7000 0.6000
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Notes to Financial Statements
(continued)
of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
E
As of the end of the current fiscal period, the fund-level and complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds  engaged in the following security transactions with affiliated entities.
9. Fund Leverage
Borrowings:
Each Fund entered into a borrowing arrangement (“Borrowings”) as a means of leverage. As of the end of the current fiscal period, each Fund’s maximum commitment amount under these Borrowings is as follows:
As of the end of the current fiscal period, each Fund’s outstanding balance on its Borrowings was as follows:
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
NMAI
0.6892% 0.1544% 0.8436%
JRI
0.7979 0.1544 0.9523
JRS
0.7000 0.1544 0.8544
Fund
Value
NMAI
$ 7,514
JRI
197,573
JRS
—
Fund
Purchases Sales
Realized
Gain (Loss)
NMAI
$ 25,947,475 $ 555,817 $ 107,083
JRI
— — —
JRS
— — —
Fund
Commitment
Amount
NMAI $ 215,000,000
JRI 250,000,000
JRS 150,000,000

For NMAI interest is charged on the Borrowings at a rate per annum equal to OBFR (Overnight Bank Funding Rate) plus a spread that is determined by a portion of the underlying collateral pledged to secure the amount borrowed. The Fund is charged an undrawn fee of 0.50% per annum if the undrawn portion of the Borrowings on that day is more than 20% of the maximum commitment amount, however this fee was waived during the current fiscal period.
For JRI interest is charged on these Borrowings at Daily SOFR plus 0.600% per annum on the amounts borrowed. For JRS interest is charged on these Borrowings at 1-Month Term SOFR plus 0.610% per annum on the amounts borrowed.
During the current fiscal period, the average daily balance outstanding, average annual interest rate and ending interest rate on each Fund’s
Borrowings were as follows:
Other Borrowings Information for the Funds:
In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by eligible securities held in each Fund’s portfolio of investments.
Borrowings outstanding are recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense and other fees incurred on the drawn amount and undrawn balance are recognized as a component of “Interest expense” on the Statement of Operations.
Rehypothecation:
NMAI has entered into a Rehypothecation Side Letter (“Side Letter”) with its prime brokerage lender, allowing it to re-register the Pledged Collateral in its own name or in a name other than the Fund to pledge, repledge, hypothecate, rehypothecate, sell, lend or otherwise transfer or use the Pledged Collateral (the “Hypothecated Securities”) with all rights of ownership as described in the Side Letter. Subject to certain conditions, the total value of the outstanding Hypothecated Securities shall not exceed the lesser of (i) 98% of the outstanding balance on the
Borrowings to which the Pledged Collateral relates and (ii) 33 1⁄3 % of the Fund total assets. The Fund may designate any Pledged Collateral as ineligible for rehypothecation. The Fund may also recall Hypothecated Securities on demand.
The Fund also has the right to apply and set-off an amount equal to one-hundred percent (100%) of the then-current fair market value of such
Pledged Collateral against the current Borrowings under the Side Letter in the event that the prime brokerage lender fails to timely return the
Pledged Collateral and in certain other circumstances. In such circumstances, however, the Fund may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the Fund income generating potential may decrease. Even if the Fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favorable prices.
The Fund will receive a fee in connection with the Hypothecated Securities (“Rehypothecation Fees”) in addition to any principal, interest, dividends and other distributions paid on the Hypothecated Securities.
As of the end of the current fiscal period, NMAI had Hypothecated Securities as follows:
NMAI earns Rehypothecation Fees, which are recognized as “Rehypothecation income” on the Statement of Operations. During the current fiscal period, the Rehypothecation Fees earned by NMAI was as follows:
Reverse Repurchase Agreements:
During the current fiscal period, NMAI utilized reverse repurchase agreements as a means of leverage.
Each Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It
Fund
Outstanding
balance
on Borrowings
NMAI
$ 183,836,000
JRI
224,445,000
JRS
102,400,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Interest Rate as of
End of Period
NMAI
181 $ 183,136,000 4.14% 4.01%
JRI
181 199,467,099 4.30 4.32
JRS
181 102,400,000 4.50 4.54
NMAI
Hypothecated Securities $165,681,252
NMAI
Rehypothecation Fees $ 33,933

Notes to Financial Statements
(continued)
may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of "Interest expense" on the Statement of Operations.
In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.
As of the end of the current fiscal period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:
During the current fiscal period, the average daily balance outstanding, average annual interest rate and ending interest rate on the Funds’ reverse repurchase agreements were as follows:
The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.
Inter-Fund Lending Program:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-
end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund
Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than
10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice
Fund Counterparty Rate
Principal
Amount Maturity Value
Value and Accrued
Interest
NMAI BNP Paribas SA 3.82% $ (8,610,000)
35-day
Evergreen $ (8,610,000) $ (8,648,262)
NMAI Royal Bank of Canada 4.05% (11,268,000) On-Demand (11,268,000) (11,384,624)
NMAI Societe Generale SA 4.03% (6,050,000) 6/23/27 (6,050,000) (6,055,424)
Total $(25,928,000) $(25,928,000) $(26,088,310)
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Interest Rate as of
End of Period
NMAI
181 $ (26,678,000) 4.05% 4.02%
Fund Counterparty
Reverse
Repurchase
Agreements*
Collateral
Pledged to
Counterparty
NMAI BNP Paribas SA $ (8,648,262) $ 10,181,684
NMAI RBC Capital Markets, LLC (11,384,624) 11,776,104
NMAI Societe Generale SA (6,055,424) 7,724,039
Total (26,088,310) 29,681,827
* Represents gross value and accrued interest for the counterparty as reported in the preceding table.

by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current fiscal period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
10. Subsequent Events
Sub-Adviser Merger:
At the close of business on July 31, 2026, TAL merged into NAM. In connection with the merger, effective August 1, 2026 TAL is no longer a Sub-Adviser to NMAI.

Shareholder Meeting Report
(Unaudited)
The annual meeting of shareholders for NMAI, JRI and JRS was held on April 16, 2026; at this meeting the shareholders were asked to elect Board
Members.
The vote totals for NMAI, JRI and JRS are set forth below:
NMAI JRI JRS
Common Shares
voting together as
a class
Common Shares
voting together as
a class
Common Shares
voting together as
a class
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For   26,902,060 19,407,883 20,972,828
Withhold 774,174 508,749 737,916
Total   27,676,234 19,916,632   21,710,744
Amy B. R. Lancellotta
For 26,859,438 19,397,266 20,997,416
Withhold 816,796 519,366 713,328
Total   27,676,234 19,916,632 21,710,744
John K. Nelson
For 25,987,986 17,996,823 19,923,470
Withhold 1,688,248 1,919,809 1,787,274
Total 27,676,234 19,916,632 21,710,744
Terence J. Toth
For 25,965,041 17,913,109 19,922,311
Withhold 1,711,193 2,003,523 1,788,433
Total 27,676,234 19,916,632 21,710,744

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NMAI JRI JRS
Common shares repurchased
0 0 0

Glossary of Terms Used in this Report
(Unaudited)
19(a) Notice:
Section 19(a) of the Investment Company Act of 1940 requires that the payment of any distribution which is made from a source other than the fund’s net income be accompanied by a written notice that discloses the estimated sources of such payment.
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below)
and the leverage effects of certain derivative investments in the fund’s portfolio.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Statement Regarding Basis for Approval of
Investment Advisory Contract

(Unaudited)
Nuveen Multi-Asset Income Fund
Nuveen Real Asset Income and Growth Fund
Nuveen Real Estate Income Fund
(collectively, the “Funds”)
I. The Approval Process
At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a
“Board Member”) of the Funds approved, for their respective Fund, the renewal of the investment management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”) pursuant to which NFAL serves as the investment adviser to such Fund. The Board also approved the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement”) with: (i) in the case of
Nuveen Multi-Asset Income Fund (the “Multi-Asset Income Fund”), each of Nuveen Asset Management, LLC (“NAM”), Teachers Advisors, LLC
(“TAL”) and Winslow Capital Management LLC (“Winslow”); (ii) in the case of Nuveen Real Asset Income and Growth Fund (the “Real Asset Fund”),
NAM; and (iii) in the case of Nuveen Real Estate Income Fund (the “Real Estate Fund”), Security Capital Research & Management Incorporated
(“Security Capital”; NAM, TAL, Winslow and Security Capital are each, a “Sub-Adviser”). At the time of the Meeting, prior to the Restructuring (as defined below), the Nuveen fund complex consisted of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by TAL (such funds, the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the
“funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity
Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA. NAM and Winslow are also affiliates of NFAL.
The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the
Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment
Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management
Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Advisers are
collectively, the “Fund Advisers” and each, a “Fund Adviser.”
In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members
considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d)
compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable);
(f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; (j) management of distributions; and (k) with respect to closed-end funds, closed-end fund market activity, capital management initiatives, institutional ownership, management of leverage financing, the secondary market trading of the closed-end funds and any actions taken to address market discounts to net asset value.
In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b)
a review of each Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a description of portfolio manager compensation; (h) certain profitability and/or financial data; (i) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (j) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial
Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe, as well as a description of Broadridge’s methodology in compiling the expense universe.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
With respect to Security Capital, which is unaffiliated with NFAL, the Board, through independent legal counsel, requested and received materials and information prepared specifically for its review of the Sub-Advisory Agreement applicable to such Sub-Adviser. The materials included, among other things, a description of the services provided; a summary of the experience of key personnel and its organizational structure; its fee schedule and a comparison to certain fee data of other clients; an evaluation of the performance of the Real Estate Fund (which it sub-advises); certain profitability data of such Sub-Adviser; and indirect benefits to such Sub-Adviser as a result of its relationship with the Real Estate Fund.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the
Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory
Agreements.
As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”)
to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the
Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.
The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory
Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory
Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Investment Management Agreements, the Sub-Advisory Agreements between NFAL and NAM (collectively, the “NAM
Sub-Advisory Agreements”), the Sub-Advisory Agreement between NFAL and Winslow (the “Winslow Sub-Advisory Agreement”) and the Sub-
Advisory Agreement between NFAL and Security Capital (the “Security Capital Sub-Advisory Agreement,” and together with the NAM Sub-Advisory
Agreements and the Winslow Sub-Advisory Agreement, the “Continuing Sub-Advisory Agreements”) on behalf of the applicable Funds through July
31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of such Advisory Agreements is set forth in Section II below.
At the May Meeting, in addition to revising the renewal schedule, management also proposed an internal restructuring (the “Restructuring”)
pursuant to which TAL would be merged into NAM, anticipated to be effective on or about August 1, 2026. In connection with the Restructuring, it was generally proposed, in relevant part, for the Nuveen funds that were sub-advised by TAL, that NAM would serve as the sub-adviser to such funds pursuant to new sub-advisory agreements with NAM. With respect to the Multi-Asset Income Fund, however, as NAM already also served as a Sub-
Adviser to such Fund, it was not necessary to appoint NAM to replace TAL.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and each Sub-Adviser in providing services to the applicable Fund(s).
The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel;
succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through sub-
advisers. In this regard, each Fund utilizes one or more Sub-Advisers and their respective investment teams to manage the portfolios of such Fund subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the
Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters;
setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser(s) and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.
The Board considered the division of responsibilities between the Adviser and the Sub-Advisers and considered that each Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of each Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by such Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. With respect to Security Capital, the Board also considered, among other things, a description of the services provided to the Real
Estate Fund; a summary of the key personnel’s experience and qualifications; its investment process; the organizational structure of such Sub-Adviser;
an analysis of the performance of the Real Estate Fund; a description of portfolio manager compensation; and its process in selecting brokers and evaluating its execution quality. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.
In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management;
oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.
With respect to closed-end Nuveen funds, such services also include managing leverage; managing distributions; providing capital management and secondary market services (such as implementing common share shelf offerings, rights offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such funds, management actively monitors any discount from net asset value per share at which the respective fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee
monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment
Committee considered, among other things, Fund performance (based on net asset value net of fees) over the quarter, one-, three- and five-year periods ended December 31, 2025 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.
With respect to closed-end Nuveen funds, the Board also considered that secondary market trading of shares of the closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-End Fund Committee reviewed certain performance data reflecting, among other things, premium/discount data at their quarterly meetings with an annual review of the closed-end fund market for the 2025 calendar year at the February Meeting. As applicable, the Board considered, among other things, the impact of leverage on a closed-end fund’s common share earnings and total return.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.
Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.
With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of the annual review, the Board Members considered, among other things, the management fee schedules for the respective Fund. In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.
In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-
wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.
The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data.
More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”). The Board considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.
In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.
The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.
In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs) for certain of the closed-end Nuveen funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund and therefore generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-end funds may create a conflict of interest for the Adviser and Sub-Advisers (as applicable) given the increase of assets from leverage upon which an advisory or sub-advisory fee is based but also considered the impact of leverage on the applicable fund’s return.
With respect to the Sub-Advisers, the Board also considered, among other things, the sub-advisory fee schedule paid to each Sub-Adviser in light of the sub-advisory services provided to the respective Fund(s). In its review, the Board considered that the compensation paid to each Sub-Adviser is the responsibility of the Adviser, not the applicable Fund(s).
Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts
(“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable).
The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements;
the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. The Board, however, considered that there were no comparable clients for the closed-end Nuveen funds. Further, the Board considered the differences in risks the
Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.
With respect to the Sub-Advisers, the Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. With respect to Security Capital, the unaffiliated Sub-Adviser, the Board Members reviewed certain fee data that such Sub-Adviser charges for other clients. The Board Members considered that the Sub-Advisory Agreement with such Sub-Adviser, including the fees thereunder, was the result of arm’s length negotiations and the respective Sub-Adviser’s fees were reasonable in relation to the fees it assessed other clients.
The Board concluded that the varying levels of fees were reasonable given the foregoing.
3. Profitability of Fund Advisers
In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b)
certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate
(i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.
In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.
Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.
With respect to Security Capital, the Board Members considered a margin analysis for such Sub-Adviser, generally including revenues, expenses and operating margins, for its advisory services to the Real Estate Fund for the 2024 and 2025 calendar years. As Security Capital is unaffiliated with
NFAL, the Board considered that the sub-advisory fee would have been established through arm’s length negotiations between NFAL and such Sub-
Adviser, and NFAL pays such Sub-Adviser out of its own revenues.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or a Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the
Board was satisfied that the Adviser’s (together with its affiliated Sub-Advisers) and Security Capital’s level of profitability from its relationship with the applicable Fund(s) was not unreasonable in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.
The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-
level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-
level breakpoints and the complex-level breakpoints for the 2025 calendar year. With respect to closed-end funds, the Board considered the limited ability of closed-end funds to increase their assets as fund growth is primarily a result of portfolio appreciation with some funds occasionally raising assets in rights offerings and shelf offerings. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.
The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the
Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.
In addition, the Board Members considered that the Adviser and the affiliated Sub-Advisers may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.
With respect to the Real Estate Fund, Security Capital has advised that it does not enter into formal soft dollar arrangements, although it may receive or have access to research generally made available to its trading clients and may consider the quality of proprietary research in allocating trades to brokers. Further, Security Capital reimburses the Real Estate Fund for certain additional commission amounts related to research.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable
Fund(s) were reasonable in light of the services provided.

F. Additional Fund-Specific Factors
For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.
___________________________________________________________________________
Nuveen Multi-Asset Income Fund
Relative Net Performance
Comparative Fees and Expenses
••
In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.
___________________________________________________________________________
Nuveen
Real Asset Income and Growth
Fund
Relative Net Performance
Comparative Fees and Expenses
••
In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.
___________________________________________________________________________
Nuveen
Real Estate Income
Fund
Relative Net Performance
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Second Quartile Second Quartile N/A
Performance Benchmark
Outperformed Underperformed N/A
Expense Universe
Actual Management Fee Rate
Above Median
Net Total Expense Ratio
Below Median
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Third Quartile Fourth Quartile Third Quartile
Performance Benchmark
Outperformed Outperformed Outperformed
Expense Universe
Actual Management Fee Rate
Above Median
Net Total Expense Ratio
Above Median
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Fourth Quartile First Quartile Second Quartile
Performance Benchmark
Underperformed Underperformed Underperformed

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
Comparative Fees and Expenses
••
In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.
___________________________________________________________________________
G. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each
Fund and that the Advisory Agreements be renewed for an additional one-year period.
II. Subsequent Approvals of Advisory Agreements
As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the
Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline. In addition to the new review schedule, management also proposed the internal Restructuring pursuant to which TAL would be merged into NAM.
At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes as appropriate to reflect the Restructuring and the Continuing Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of such Advisory Agreements and the Restructuring.
In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Investment Management
Agreements and the Continuing Sub-Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the
Board Members relied upon their knowledge and experience with the Adviser and the Sub-Advisers and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects.
Further, with respect to the continuance of the Investment Management Agreements and the Continuing Sub-Advisory Agreements, the Board
considered the terms of such agreements with certain minor changes as appropriate to reflect the Restructuring.
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Investment Management Agreement and each Continuing Sub-Advisory Agreement were reasonable, that the fees of each of the
Adviser and applicable Sub-Adviser(s) were reasonable in light of the services provided to each respective Fund and that each of the foregoing be renewed for an additional one-year period through July 31, 2027.
Expense Universe
Actual Management Fee Rate
Below Median
Net Total Expense Ratio
Below Median

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-C-0626P 5711740
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multi-Asset Income Fund

Date: September 3, 2026	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 3, 2026	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer (principal executive officer)

Date: September 3, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)